DELAWARE GROUP
PREMIUM FUND




SEMI-ANNUAL REPORT

JUNE 30, 2001


BALANCED SERIES
CAPITAL RESERVE SERIES
CASH RESERVE SERIES
CONVERTIBLE SECURITIES SERIES
DEVON SERIES
EMERGING MARKETS SERIES
GLOBAL BOND SERIES
GROWTH AND INCOME SERIES
GROWTH OPPORTUNITIES SERIES
HIGH YIELD SERIES
INTERNATIONAL EQUITY SERIES
REIT SERIES
SELECT GROWTH SERIES
SMALL CAP VALUE SERIES
SOCIAL AWARENESS SERIES
STRATEGIC INCOME SERIES
TECHNOLOGY AND INNOVATION SERIES
TREND SERIES
U.S. GROWTH SERIES



Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


SA-MED[6/01] BUR8/01

July 1, 2001

Dear Policy Holder:


Returns on stock markets around the world were in many cases unimpressive during the first six months of 2001, as economic conditions deteriorated on many global fronts.

   In the U.S., corporate earnings reports continued to disappoint during the six-month period. With the economy slowing significantly, the Federal Reserve continued to pare back interest rates in an effort to reinvigorate U.S. businesses. The U.S. stock market continued its downward trend throughout the first quarter before delivering a brief period of stronger performance in April. The troubled telecommunications sector, meanwhile, made for volatility in the high-yield bond market, which suffered rising defaults and falling prices among bonds with the lowest credit ratings.

   Despite the challenging economic backdrop, six-month returns through June 30, 2001 for major U.S. indexes were not all bad. Small-cap stocks, as measured by the Russell 2000 Index, posted a respectable 6.94% gain during the six-month period. And while the S&P 500 Index fell by 6.69% during the first half of 2001, the Dow Jones Industrial Average escaped with just a 1.81% decline. In fact, a hypothetical investment made in the Dow one year ago now amounts to a practical wash. The Dow's 2.05% gain for the year ended June 30, 2001 raises some eyebrows after the losses suffered by many stocks over the past year.

   Many of Europe's largest economies also began experiencing an economic slowdown during the first half of 2001, leaving investors few places to hide. Many international investors waited for the European Central Bank to enact interest rate cuts that would mirror those made by the U.S. Federal Reserve. With consumer prices in the 12-nation euro zone rising at an annualized rate of 2.6% during March 2001 (Source: Bloomberg), the ECB repeatedly expressed a reluctance to cut rates during the spring. However, in early May 2001, the ECB reversed course and did announce a surprise rate cut in an effort to stimulate growth in the euro zone. In Asia, various markets displayed strength at times but still posted negative six-month returns in the face of global economic uncertainty.

   At Delaware, we subscribe more strongly to the belief that the U.S. can and will return to stronger growth during the second half of this year. While the economy's direction is always open for debate, we think that investors assessing the current environment would do well to view the glass as half full, remembering that patience truly is a virtue. For one, the effects of interest rate cuts are known to be felt six to nine months after they occur, so the Fed's actions of last winter should just be kicking in. And the still-confident U.S. consumer will be seeing a $40 billion rebate on Federal taxes in early September.

   In the meantime, we believe economic leading indicators currently support our opinion. The Wall Street Journal's mid-year survey of 54 renowned economists projected a 1.6% rate of annual growth for the U.S. economy during the third quarter of 2001, 2.7% in the fourth, and 3.0% in the first quarter of 2002. If such a scenario plays out, the U.S. economy is in recovery as you read this report.

   As we noted six months ago, recent market performance has taught many people that time-tested principles of sound investing, such as diversifying assets, remain unchanged. As always, we encourage investors to take a long-term approach to their investments. It is always recommended to follow a regular investment plan and keep a long time horizon regardless of short-term outlooks for individual markets.

   The investment options in your variable annuity offer a wide range of choices. Your financial advisor can provide help in reviewing your investment plan.

   We wish you a healthy and prosperous second half of 2001.


Sincerely,

/s/Charles E. Haldeman, Jr.              /s/David K. Downes
------------------------------------     -------------------------------------
Charles E. Haldeman, Jr.                 David K. Downes
Chairman                                 President and Chief Executive Officer
Delaware Investments Family of Funds     Delaware Investments Family of Funds


                                                           Total Return
                                                          12/31/00-6/30/01

Standard & Poor's 500 Index                                    -6.69%
Russell 2000 Index                                             +6.94%
Lehman Brothers Government/Corporate Bond Index                +3.51%
Morgan Stanley Europe, Australasia, Far East Index            -14.75%

Performance noted above assumes reinvestment of dividends. It is not intended to represent the performance of any Premium Fund Series. The Standard & Poor's 500 Index is a weighted index that measures the performance of mostly large company stocks. The Russell 2000 Index measures the performance of small company stocks. The Lehman Brothers Government /Corporate Bond Index measures the performance of government and corporate bonds. The Morgan Stanley Europe, Australasia, Far East Index measures the performance of non-U.S. stocks. The indexes are unmanaged and assume no management fees or expenses. You cannot invest directly in an index. Past performance is not a guarantee of future results.

Delaware Group Premium Fund-Balanced Series
Statement of Net Assets
June 30, 2001 (Unaudited)

                                                         Number of    Market
                                                          Shares      Value
  COMMON STOCK-60.33%
  Banking & Finance-11.99%
  Bank of New York ..................................      25,200 $ 1,209,600
  BANK ONE ..........................................      31,100   1,113,380
 *Capital One Financial .............................      20,900   1,254,000
  Charles Schwab ....................................      55,800     853,740
  Citigroup .........................................      53,900   2,848,076
  J.P. Morgan Chase .................................      26,700   1,190,820
  Morgan Stanley Dean Witter ........................      34,400   2,209,512
 *Stilwell Financial ................................      55,900   1,876,004
                                                                  -----------
                                                                   12,555,132
                                                                  -----------
  Cable, Media & Publishing-2.15%
  Clear Channel Communications ......................      22,300   1,398,210
 +Viacom Class B ....................................      16,600     859,050
                                                                  -----------
                                                                    2,257,260
                                                                  -----------
  Chemicals-1.14%
  duPont(E.I.)deNemours .............................      24,700   1,191,528
                                                                  -----------
                                                                    1,191,528
                                                                  -----------
  Computers & Technology-11.06%
  Adobe Systems .....................................      39,600   1,861,200
 +Cisco Systems .....................................      67,200   1,223,040
  Intel .............................................      36,300   1,061,775
  International Business Machines ...................      13,700   1,548,100
  Linear Technology .................................       6,900     305,118
 +Micron Technology .................................      33,600   1,380,960
 +Microsoft .........................................      37,000   2,686,200
*+Siebel Systems ....................................      32,400   1,519,560
                                                                  -----------
                                                                   11,585,953
                                                                  -----------
  Electronics & Electrical Equipment-7.61%
 +Altera ............................................      65,500   1,899,500
 *Amkor Technology ..................................      15,900     351,390
 +Applied Micro Circuits ............................      22,500     387,000
  General Electric ..................................      42,600   2,076,750
*+Globespan .........................................      36,800     537,280
 +KLA-Tencor ........................................      12,900     754,263
*+Lam Research ......................................      16,000     474,400
*+Novellus Systems ..................................      16,000     908,640
  Texas Instruments .................................      18,500     582,750
                                                                  -----------
                                                                    7,971,973
                                                                  -----------
  Healthcare & Pharmaceuticals-8.64%
 +Amgen .............................................      36,900   2,239,092
  Baxter International ..............................      23,400   1,146,600
  Eli Lilly .........................................       3,100     229,400
 +Genzyme-General Division ..........................      20,800   1,268,800
*+IDEC Pharmaceuticals ..............................      26,700   1,807,323
  Medtronic .........................................      23,600   1,085,836
*+Oxford Health Plans ...............................      44,700   1,278,420
                                                                  -----------
                                                                    9,055,471
                                                                  -----------
  Leisure, Lodging & Entertainment-2.97%
  Carnival ..........................................     101,400   3,112,980
                                                                  -----------
                                                                    3,112,980
                                                                  -----------
  Metals & Mining-0.35%
 *Nucor .............................................       7,500     366,675
                                                                  -----------
                                                                      366,675
                                                                  -----------

                                                         Number of    Market
                                                          Shares      Value
  COMMON STOCK (Continued)
  Retail-5.91%
 +Best Buy ..........................................      23,900 $ 1,518,128
  Home Depot ........................................      49,000   2,280,950
  Target ............................................      28,000     968,800
  Tiffany ...........................................      39,300   1,423,446
                                                                  -----------
                                                                    6,191,324
                                                                  -----------
  Telecommunications-2.08%
 +Comcast-Special Class A ...........................      34,100   1,479,940
 *Nokia .............................................      18,500     407,740
 +Worldcom ..........................................      19,700     279,740
  Worldcom-MCI Group ................................         788      12,687
                                                                  -----------
                                                                    2,180,107
                                                                  -----------
  Textiles, Apparel & Furniture-1.78%
 +Coach .............................................      49,000   1,864,450
                                                                  -----------
                                                                    1,864,450
                                                                  -----------
  Transportation & Shipping-4.65%
  CSX ...............................................      46,800   1,696,032
 *UAL ...............................................      42,800   1,504,420
  Union Pacific .....................................      30,400   1,669,264
                                                                  -----------
                                                                    4,869,716
                                                                  -----------
  Total Common Stock
  (cost $57,449,257) ................................              63,202,569
                                                                  -----------
  Preferred Stock-0.51%
  Centaur Funding 9.08% .............................       5,000     535,782
                                                                  -----------
  Total Preferred Stock
   (cost $505,375) ..................................                 535,782
                                                                  -----------

                                                        Principal
                                                         Amount
  AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS-1.79%
  Fannie Mae Whole Loan Series 98-W3 A2
   6.50% 7/25/28 ....................................    $408,817     412,803
  Freddie Mac Series 2303 CW
   8.50% 11/15/24 ...................................     600,000     644,300
  GNMA Series 98-9 B 6.85% 12/20/25 .................     810,000     821,858
                                                                  -----------
  Total Agency Collateralized Mortgage
   Obligations (cost $1,865,192) ....................               1,878,961
                                                                  -----------
  AGENCY MORTGAGE-BACKED
   SECURITIES-11.21%
  Fannie Mae
   6.50% 6/1/16 .....................................     999,901   1,003,026
   6.50% 6/1/16 .....................................     620,000     621,938
   6.50% 6/1/31 .....................................     900,001     886,501
   7.00% 8/1/28 .....................................     361,507     364,218
   7.00% 12/1/28 ....................................     570,610     574,889
   7.00% 1/1/30 .....................................     887,716     893,265
   7.50% 8/1/30 .....................................     950,000     966,922
   9.00% 5/1/10 .....................................     373,782     399,596
   9.50% 6/1/19 .....................................      71,499      76,861



                                                                     Balanced-1

Balanced Series
Statement of Net Assets (Continued)


                                                        Principal      Market
                                                         Amount        Value
  AGENCY MORTGAGE-BACKED
   SECURITIES (Continued)
  Freddie Mac
   6.50% 7/1/31 ....................................   $  825,000 $   813,398
   6.75% 3/15/31 ...................................      500,000     514,677
   7.00% 4/1/30 ....................................    1,386,813   1,396,346
   7.00% 11/1/30 ...................................    1,064,608   1,071,928
   7.00% 11/1/30 ...................................      799,390     804,885
  GNMA 7.00% 1/15/31 ...............................    1,345,743   1,358,779
                                                                  -----------
  Total Agency Mortgage-Backed Securities
   (cost $11,717,517) ..............................               11,747,229
                                                                  -----------
  AGENCY OBLIGATIONS-1.27%
  Fannie Mae
***4.493% 6/1/17 ...................................    1,025,000     364,852
   6.50% 8/15/04 ...................................      485,000     504,691
  *6.625% 11/15/30 .................................      385,000     390,410
   7.125% 6/15/10 ..................................       65,000      69,512
                                                                  -----------
  Total Agency Obligations
   (cost $1,348,224) ...............................                1,329,465
                                                                  -----------
  ASSET BACKED SECURITIES-3.79%
  Celt Series 98-A A4 5.83% 2/15/05 ................      910,482     911,832
  Centex Home Equity Series 01-B A4 6.41%
   2/25/30 .........................................      380,000     376,319
  NationsCredit Grantor Trust Series 97-1 A
   6.75% 8/15/13 ...................................      354,416     365,051
  Peoplefirst.Com Auto Receivables Owner
   Trust Series 00-2 A4 6.43% 9/15/07 ..............      600,000     615,305
  Philadelphia, Pennsylvania Authority For
   Industrial Development Tax Claim Revenue
   Class A 6.488% 6/15/04 ..........................      512,105     504,424
  Residential Asset Securities Series 00-KS4 AI3
   7.355% 1/25/26 ..................................      850,000     877,819
  SLM Student Loan Trust Series 98-1 A1
   6.738% 1/25/07 ..................................      322,819     323,140
                                                                  -----------
  Total Asset Backed Securities
   (cost $3,941,988) ...............................                3,973,890
                                                                  -----------
  COMMERCIAL MORTGAGE-BACKED
   SECURITIES-2.74%
  Chase Commercial Mortgage Securities Series
   96-2C 6.90% 11/19/06 ............................      350,000     354,005
  Comm Series 00-C1 A1 7.206% 9/15/08 ..............    1,005,847   1,043,142
  Comm Series 01-J1A A2
   6.457% 2/16/34 ..................................      550,000     539,516
  GMAC Commercial Mortgage Securities
   Series 00-C2 A2 7.455% 6/16/10 ..................      885,000     929,196
                                                                  -----------
  Total Commercial Mortgage-Backed
   Securities (cost $2,843,176) ....................                2,865,859
                                                                  -----------
  CORPORATE BONDS-10.47%
 *AOL Time Warner 6.75% 4/15/11 ....................      250,000     246,461
  Archer Daniels 7.00% 2/1/31 ......................      220,000     213,420
  Arrow Electronics 8.20% 10/1/03 ..................      500,000     509,077
  AT&T Wireless 144A 7.875% 3/1/11 .................      130,000     130,466
  Axa 8.60% 12/15/30 ...............................      275,000     303,128

                                                        Principal     Market
                                                          Amount      Value
  CORPORATE BONDS (Continued)
  Banco Santander-Chile 6.50% 11/1/05 ...............  $  360,000 $   364,407
  Bank Of Hawaii 6.875% 6/1/03 ......................     165,000     167,100
  Barclays 7.375% 6/29/49 ...........................     385,000     383,207
  Comcast Cable Communication
   6.75% 1/30/11 ....................................     365,000     357,354
  Computer Science 7.375% 6/15/11 ...................     100,000      98,973
  Cox Communications 6.15% 8/1/03 ...................     455,000     458,387
  Dominion Fiber 144A 7.05% 3/15/05 .................     155,000     155,972
  Erac Usa Finance 144A 7.35% 6/15/08 ...............     325,000     322,489
  Ford Motor 7.45% 7/16/31 ..........................     130,000     125,140
  Ford Motor Credit 6.875% 2/1/06 ...................     655,000     664,221
  Lowes Companies 7.50% 12/15/05 ....................     500,000     526,289
**Metronet Comm 10.75% 11/1/07 ......................     215,000     202,369
 *Mexican United States 9.875% 1/15/07 ..............     365,000     399,858
  Mirant Americas 144A 8.30% 5/1/11 .................     680,000     686,115
  Osprey Trust 144A 8.31% 1/15/03 ...................     625,000     642,865
  PG&E National Energy Group
   144A 10.375% 5/16/11 .............................     190,000     189,940
  Qwest Capital Funding 144A
   7.25% 2/15/11 ....................................     265,000     262,789
 *Salomon Smith Barney Holdings
   5.875% 3/15/06 ...................................     235,000     233,750
  Sealed Air 144A 8.75% 7/1/08 ......................     250,000     243,782
  Simon Property Group 7.375% 1/20/06 ...............     745,000     752,243
  Stora Enso Oyj 7.375% 5/15/11 .....................      95,000      96,421
  Telus 7.50% 6/1/07 ................................     180,000     183,950
  United Air Lines 7.186% 4/1/11 ....................     470,000     479,024
  USX 6.85% 3/1/08 ..................................     650,000     660,521
 *Wells Fargo Bank 7.55% 6/21/10 ....................     350,000     370,671
  Worldcom
  *7.55% 4/1/04 .....................................     250,000     257,752
   8.25% 5/15/31 ....................................     280,000     275,391
                                                                  -----------
Total Corporate Bonds
   (cost $10,867,205) ...............................              10,963,532
                                                                  -----------
  U.S. TREASURY OBLIGATIONS-3.98%
  U.S. Treasury Bond
   *6.25% 5/15/30 ...................................     285,000     302,323
  ++8.875% 8/15/17 ..................................     250,000     327,949
  U.S. Treasury Note
   3.875% 6/30/03 ...................................     500,000     496,250
++*4.00% 4/30/03 ....................................     565,000     563,020
  *4.625% 5/15/06 ...................................   1,490,000   1,469,979
  *5.00% 2/15/11 ....................................     500,000     485,313
 *U.S. Treasury Inflation Index Note
   3.625% 1/15/08 ...................................     512,606     524,131
                                                                  -----------
  Total U.S. Treasury Obligations
   (cost $4,190,851) ................................               4,168,965
                                                                  -----------


                                                                     Balanced-2

Balanced Series
Statement of Net Assets (Continued)


                                                        Principal     Market
                                                          Amount      Value
REPURCHASE AGREEMENTS-3.56%
With BNP Paribas 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $1,014,000 U.S.Treasury Bills
   due 12/31/01,
   market value $996,975) ..........................     $975,000    $975,000
With Cantor Fitzgerald 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $225,000 U.S. Treasury Bills
   due 9/27/01, market value $222,086
   and $291,000 U.S. Treasury Bills
   due 11/8/01, market value $288,012
   and $375,000 U.S. Treasury Bills
   due 11/15/01,
   market value $370,059) ..........................      862,000     862,000


                                                        Principal     Market
                                                          Amount      Value
REPURCHASE AGREEMENTS (Continued)
With J.P. Morgan Chase 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $1,026,000 U.S. Treasury Bills
   due 9/6/01,
   market value $1,019,103) ........................     $995,000   $ 995,000
With UBS Warburg 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $926,000 U.S. Treasury Bills
   due 9/27/01,
   market value $918,302) ..........................      900,000     900,000
                                                                   ----------
Total Repurchase Agreements
   (cost $3,732,000) ...............................                3,732,000
                                                                   ----------


TOTAL MARKET VALUE OF SECURITIES-99.65% (cost $98,429,893) .....  104,398,252

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.35% ..........      362,116
                                                                 ------------
NET ASSETS APPLICABLE TO 7,315,277 SHARES OUTSTANDING-100.00% .. $104,760,368
                                                                 ============
NET ASSET VALUE-BALANCED SERIES STANDARD CLASS
  ($104,755,469 / 7,314,935 Shares) ............................       $14.32
                                                                       ======
NET ASSET VALUE-BALANCED SERIES SERVICE CLASS
  ($4,899 / 342 Shares) ........................................       $14.32
                                                                       ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2001:
Shares of beneficial interest (unlimited authorization-no par) . $113,122,844

Undistributed net investment income ............................    1,079,860
Accumulated net realized loss on investments ...................  (15,380,848)
Net unrealized appreciation of investments .....................    5,938,512
                                                                 ------------
Total net assets ............................................... $104,760,368
                                                                 ============
---------------------
  + Non-income producing security for the period ended June 30, 2001.
 ++ Fully or partially pledged as collateral for financial futures contracts.
  * Fully or partially on loan. See Note #8 in Notes to Financial Statements.
 ** Zero coupon bond as of June 30, 2001. The interest rate shown is the step-up rate.
*** Zero coupon bond as of June 30, 2001. The interest rate shown is the effective yield at the time of purchase by the Series.
    GNMA-Government National Mortgage Association

                             See accompanying notes


                                                                     Balanced-3

Delaware Group Premium Fund-
Balanced Series
Statement of Operations
Six Months Ended June 30, 2001
(Unaudited)



INVESTMENT INCOME:
Interest .........................................     $1,573,491
Dividends ........................................        206,458
Securities lending income ........................         18,724
                                                      -----------
                                                        1,798,673
                                                      -----------
EXPENSES:
Management fees ..................................        351,585
Accounting and administration expenses ...........         30,694
Reports and statements to shareholders ...........          7,940
Custodian fees ...................................          7,129
Professional fees ................................          4,869
Dividend disbursing and transfer agent
   fees and expenses .............................          4,832
Trustees' fees ...................................          2,007
Taxes (other than taxes on income) ...............            200
Distribution expense-Service Class ...............              4
Other ............................................          4,110
                                                      -----------
                                                          413,370
Less expenses paid indirectly ....................         (4,255)
                                                      -----------
Total expenses ...................................        409,115
                                                      -----------
NET INVESTMENT INCOME ............................      1,389,558
                                                      -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
Net realized loss on investments .................     (5,119,293)
Net change in unrealized appreciation /
   depreciation of investments ...................       (791,695)
                                                      -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ................................     (5,910,988)
                                                      -----------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...............................    ($4,521,430)
                                                      ===========

                             See accompanying notes

Delaware Group Premium Fund-
Balanced Series
Statements of Changes in Net Assets

                                                    Six Months        Year
                                                   Ended 6/30/01      Ended
                                                    (Unaudited)      12/31/00
                                                   -------------     --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ..........................   $  1,389,558    $  3,544,927
Net realized loss on investments ...............     (5,119,293)    (10,478,669)
Net change in unrealized appreciation /
   depreciation of investments .................       (791,695)      1,293,781
                                                   ------------    ------------
Net decrease in net assets resulting
   from operations .............................     (4,521,430)     (5,639,961)
                                                   ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ..............................     (2,530,654)     (3,977,725)
   Service Class ...............................           (107)            (40)
Net realized gain on investments:
   Standard Class ..............................              -      (9,869,975)
   Service Class ...............................              -               -
                                                   ------------    ------------
                                                     (2,530,761)    (13,847,740)
                                                   ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
   Standard Class ..............................      1,076,488       1,308,683
   Service Class ...............................              -           4,999
Netasset value of shares issued
   upon reinvestment of dividends and
   distributions:
   Standard Class ..............................      2,530,654      13,847,700
   Service Class ...............................            107              40
                                                   ------------    ------------
                                                      3,607,249      15,161,422
                                                   ------------    ------------
Cost of shares repurchased:
   Standard Class ..............................    (12,505,113)    (46,965,600)
   Service Class ...............................              -               -
                                                   ------------    ------------
                                                    (12,505,113)    (46,965,600)
                                                   ------------    ------------
Decrease in net assets derived from capital
   share transactions ..........................     (8,897,864)    (31,804,178)
                                                   ------------    ------------
NET DECREASE IN NET ASSETS .....................    (15,950,055)    (51,291,879)

NET ASSETS:
Beginning of period ............................    120,710,423     172,002,302
                                                   ------------    ------------
End of period ..................................   $104,760,368    $120,710,423
                                                   ============    ============

                             See accompanying notes



                                                                     Balanced-4

Delaware Group Premium Fund-Balanced Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                 Balanced Series Standard Class
                                                            Six Months
                                                          Ended 6/30/01(1)                  Year Ended December 31,
                                                            (Unaudited)     2000         1999        1998         1997        1996
                                                          --------------------------------------------------------------------------
Net asset value, beginning of period ....................     $15.230     $17.340      $20.040     $19.050      $16.640     $15.500

Income (loss) from investment operations:
Net investment income(2) ................................       0.182       0.399        0.408       0.349        0.435       0.530
Net realized and unrealized gain (loss) on investments ..      (0.757)     (0.956)      (1.958)      2.831        3.575       1.765
                                                             --------    --------     --------    --------     --------    --------
Total from investment operations ........................      (0.575)     (0.557)      (1.550)      3.180        4.010       2.295
                                                             --------    --------     --------    --------     --------    --------
Less dividends and distributions:
Dividends from net investment income ....................      (0.335)     (0.451)      (0.380)     (0.420)      (0.530)     (0.500)
Distributions from net realized gain on investments .....           -      (1.102)      (0.770)     (1.770)      (1.070)     (0.655)
                                                             --------    --------     --------    --------     --------    --------
Total dividends and distributions .......................      (0.335)     (1.553)      (1.150)     (2.190)      (1.600)     (1.155)
                                                             --------    --------     --------    --------     --------    --------

Net asset value, end of period ..........................     $14.320     $15.230      $17.340     $20.040      $19.050     $16.640
                                                             ========    ========     ========    ========     ========    ========

Total return(3) .........................................      (3.69%)     (3.12%)      (7.85%)     18.62%       26.40%      15.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .................    $104,755    $120,705     $172,002    $201,856     $127,675     $75,402
Ratio of expenses to average net assets .................       0.76%       0.79%        0.74%       0.70%        0.67%       0.68%
Ratio of net investment income to average net assets ....       2.57%       2.54%        2.17%       2.20%        2.85%       3.56%
Portfolio turnover ......................................        349%        179%         107%         94%          67%         92%

---------------
(1) Ratios have been annualized and total return has not been annualized. As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was to decrease net investment income per share by $0.003, increase net realized and unrealized gains and losses per share by $0.003 and decrease the ratio of net investment income to average net assets from 2.61% to 2.57%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change on presentation.
(2) The average shares outstanding method has been applied for per share information for the period ended June 30, 2001 and the year ended December 31, 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                             See accompanying notes


                                                                     Balanced-5

Delaware Group Premium Fund-Balanced Series
Financial Highlights (Continued)


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                          Balanced Series Service Class
                                                            Six Months       5/1/00(2)
                                                          Ended 6/30/01(1)      to
                                                            (Unaudited)      12/31/00
                                                          ----------------------------
Net asset value, beginning of period .....................    $15.230         $15.080

Income (loss) from investment operations:
Net investment income(3) .................................      0.171           0.246
Net realized and unrealized gain (loss) on investments ...     (0.761)          0.024
                                                              -------         -------
Total from investment operations .........................     (0.590)          0.270
                                                              -------         -------
Less dividends and distributions:
Dividends from net investment income .....................     (0.320)         (0.120)
Distributions from net realized gain on investments ......          -               -
                                                              -------         -------
Total dividends and distributions ........................     (0.320)         (0.120)
                                                              -------         -------

Net asset value, end of period ...........................    $14.320         $15.230
                                                              =======         =======

Total return(4) ..........................................     (3.80%)          1.91%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................         $5              $5
Ratio of expenses to average net assets ..................      0.91%           0.94%
Ratio of net investment income to average net assets .....      2.42%           2.39%
Portfolio turnover .......................................       349%            179%

-------------------
(1) Ratios have been annualized and total return has not been annualized. As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was to decrease net investment income per share by $0.003, increase net realized and unrealized gains and losses per share by $0.003 and decrease the ratio of net investment income to average net assets from 2.46% to 2.42%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change on presentation.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                             See accompanying notes


                                                                      Balanced-6

Delaware Group Premium Fund-Balanced Series
Notes to Financial Statements
June 30, 2001
(Unaudited)

Delaware Group Premium Fund (the "Trust") is organized as a Delaware business trust and offers 19 series: Balanced Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, High Yield Series, International Equity Series, REIT Series, Select Growth Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, Technology and Innovation Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Balanced Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a balance of capital appreciation, income and preservation of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Distribution of Income and Gains--As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. Prior to January 1, 2001, the Series did not amortize all premiums and discounts on debt securities for financial reporting purposes, but did amortize in accordance with federal income tax regulations. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $17,009 reduction in cost of securities and a corresponding $17,009 increase in net unrealized appreciation (depreciation), based on securities held by the Series on January 1, 2001.

The effect of this change for the period ended June 30, 2001 was to decrease net investment income by $19,549: increase net unrealized appreciation (depreciation) by $5,756, increase net realized gains (losses) by $13,793. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $1,244 for the period ended June 30, 2001. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2001 were approximately $3,011. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding offset shown as "expenses paid indirectly".


                                                                     Balanced-7

Balanced Series
Notes to Financial Statements (Continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through October 31, 2001. No reimbursement was due for the period ended June 30, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets.

At June 30, 2001, the Series had liabilities payable to affiliates as follows:

                                 Dividend disbursing,               Other
       Investment                transfer agent fees,              expenses
       management                     accounting                    payable
     fee payable to               and other expenses                to DMC
          DMC                       payable to DSC              and affiliates
     --------------              --------------------           --------------
        $55,978                          $3,775                     $1,380

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2001, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

   Purchases .....................................   $149,869,013
   Sales .........................................   $152,912,828

At June 30, 2001, the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                       Aggregate        Aggregate
     Cost of           unrealized       unrealized        Net unrealized
   investments        appreciation     depreciation        appreciation
   -----------        ------------     ------------       --------------
   $98,429,893         $7,972,034      ($2,003,675)          $5,968,359

For federal income tax purposes, the Series had accumulated capital losses as of June 30, 2001 of $8,963,267 which may be carried forward and applied against future capital gains. Such capital loss carry forwards expire in 2008.

4. Capital Shares
Transactions in capital shares were as follows:

                                                                 Six Months        Year
                                                                    Ended         Ended
                                                                   6/30/01       12/31/00
                                                                 ----------      --------
Shares sold:
   Standard Class ...........................................      75,615         82,839
   Service Class ............................................           -            331

Shares issued upon reinvestment of dividends and distributions:
   Standard Class ...........................................     193,920        899,223
   Service Class ............................................           8              3
                                                                 --------     ----------
                                                                  269,543        982,396
                                                                 --------     ----------
Shares repurchased:
   Standard Class ...........................................    (878,335)    (2,975,660)
   Service Class ............................................           -              -
                                                                 --------     ----------
                                                                 (878,335)    (2,975,660)
                                                                 --------     ----------
Net decrease ................................................    (608,792)    (1,993,264)
                                                                 ========     ==========

                                                                     Balanced-8

Balanced Series
Notes to Financial Statements (Continued)

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2001, or at any time during the period.

6. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at June 30, 2001 were as follows:

            Contracts                       Notional                          Unrealized
          to Buy (Sell)                 Cost (Proceeds)   Expiration Date        Loss
          -------------                 ---------------   ---------------     ----------
   (6) U.S. Treasury 20 year note           $593,864          9/28/01          ($8,011)
    18 U.S. Treasury 5 year note           1,882,024          9/28/01          (21,836)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

7. Swap Agreements
During the period ended June 30, 2001, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Series' Board of Trustees. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

At June 30, 2001, the Series had the following total return swap agreements outstanding:

   Notional        Expiration
    Amount            Date                            Description
   ----------      ----------                         -----------
   $1,720,000       7/31/2001        Agreement with Goldman Sachs Capital Markets,
                                  L.P., to receive (pay) the notional amount multiplied
                                   by the return on the 1 month USD/LEHM-CMBAAA Index
                                  and to pay the notional amount multiplied by 1 month
                                       LIBOR adjusted by a spread of minus 0.50%

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparties to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks could also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

                                                                     Balanced-9

Balanced Series
Notes to Financial Statements (Continued)

8. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of the securities issued in the United States. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 2001 were as follows:

            Market value
           of securities                            Market value
              on loan                               of collateral
           -------------                            -------------
            $13,204,904                              $13,222,117

9. Credit and Market Risk
The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

                                                                    Balanced-10

Delaware Group Premium Fund-Capital Reserves Series
Statement of Net Assets
June 30, 2001 (Unaudited)

                                                         Principal    Market
                                                          Amount      Value
AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS-6.67%
Fannie Mae Series 94-23 PK
   6.00% 5/25/10 ...................................     $500,000  $  500,190
Fannie Mae Whole Loan Series 98-W3 A2
   6.50% 7/25/28 ...................................      314,475     317,541
Freddie Mac Series 2303 CW
   8.50% 11/15/24 ..................................      275,000     295,304
GNMA Series 98-9B 6.85% 12/20/25 ...................      765,000     776,199
                                                                   ----------
Total Agency Collateralized Mortgage
   Obligations (cost $1,859,464) ...................                1,889,234
                                                                   ----------
AGENCY MORTGAGE-BACKED SECURITIES-7.66%
Fannie Mae
   6.50% 6/1/16 ....................................      270,000     270,844
   6.50% 7/1/16 ....................................       30,000      30,094
   6.50% 6/1/31 ....................................      150,000     147,750
   7.00% 8/1/29 ....................................      334,507     337,015
   7.00% 1/1/31 ....................................       85,000      85,504
   7.50% 8/1/30 ....................................      120,000     122,138
   7.50% 2/1/31 ....................................          110         112
Freddie Mac
   6.50% 7/1/31 ....................................      180,000     177,469
   7.00% 11/1/30 ...................................      945,758     952,260
GNMA
   12.00% 6/20/14 ..................................       21,082      24,211
   12.00% 3/20/15 ..................................       13,274      15,178
   12.00% 2/20/16 ..................................        7,661       8,760
                                                                   ----------
Total Agency Mortgage-Backed Securities
   (cost $2,161,014) ...............................                2,171,335
                                                                   ----------
AGENCY OBLIGATIONS-1.77%
Fannie Mae
   6.50% 8/15/04 ...................................      260,000     270,556
   6.625% 11/15/10 .................................       45,000      46,642
Sallie Mae Student Loan Trust Series
   98-1 A1 6.738% 1/25/07 ..........................      184,468     184,652
                                                                   ----------
Total Agency Obligations
   (cost $501,970) .................................                  501,850
                                                                   ----------
ASSET BACKED SECURITIES-10.12%
Case Equipment Loan Trust Series 98-A A4
   5.83% 2/15/05 ...................................      476,823     477,530
Centex Home Equity Series 01-B A4
   6.41% 2/25/30 ...................................      280,000     277,288
DVI Receivables Series 01-1 A4
   5.808% 4/11/09 ..................................      500,000     499,688
Nationscredit Grantor Trust Series 97-1 A
   6.75% 8/15/13 ...................................      297,993     306,935
Peoplefirst.com Auto Receivables Owner
   Trust Series 00-2 A4 6.43% 9/15/07 ..............      350,000     358,928
Philadelphia, Pennsylvania Authority For
   Industrial Development Tax Claim
   Revenue Class A 6.488% 6/15/04 ..................      332,868     327,875
Residential Asset Securities Series 00-KS4 AI3
   7.355% 1/25/26 ..................................      600,000     619,636
                                                                   ----------
Total Asset Backed Securities
   (cost $2,840,630) ...............................                2,867,880
                                                                   ----------
                                                         Principal    Market
                                                          Amount      Value
 Commercial Mortgage-Backed Securities-8.80%
 Comm Series 00-C1 A1 7.206% 9/15/08 ...............   $550,821    $571,244
 Comm Series 01-J1A A2
   6.457% 2/16/34 ..................................    300,000     294,281
 First Union National Bank Commercial
   Mortgage Series 99-C4 A1 7.184%
   9/15/08 .........................................    712,532     739,870
 GMAC Commercial Mortgage Securities
   Series 00-C2 A2 7.455% 6/16/10 ..................    845,000     887,199
                                                                 ----------
 Total Commercial Mortgage-Backed Securities
   (cost $2,455,592) ...............................              2,492,594
                                                                 ----------
 Corporate Bonds-42.56%
 AOL Time Warner 6.75% 4/15/11 .....................    100,000      98,584
 Arrow Electronics 8.20% 10/1/03 ...................    250,000     254,539
*AT&T Canada 10.75% 11/1/07 ........................    160,000     150,600
 AT&T Wireless Services 144A
   7.875% 3/1/11 ...................................    425,000     426,522
 Banco Santander-Chile 6.50% 11/1/05 ...............    340,000     344,162
 Bank of Hawaii 6.875% 6/1/03 ......................     95,000      96,209
 Barclays 7.375% 6/29/49 ...........................    345,000     343,393
 Citigroup 6.75% 12/1/05 ...........................    355,000     367,279
 Comcast Cable Communications
   6.75% 1/30/11 ...................................    190,000     186,020
 Computer Sciences
   7.375% 6/15/11 ..................................     50,000      49,486
   7.50% 8/8/05 ....................................    570,000     582,886
 Cox Communications 6.15% 8/1/03 ...................    375,000     377,791
 Erac USA Finance 144A 7.35% 6/15/08 ...............    230,000     228,223
 First Bank National Association
   7.30% 8/15/05 ...................................    300,000     312,374
 Florida Power 8.00% 12/1/22 .......................    150,000     149,189
 Ford Credit 6.875% 2/1/06 .........................    620,000     628,730
 France Telecom 144A 7.75% 3/1/11 ..................    555,000     566,656
 Lowes Companies 7.50% 12/15/05 ....................    280,000     294,722
 Mexico Government International
   9.875% 1/15/07 ..................................    215,000     235,533
 Mirant Americas Generation 144A
   8.30% 5/1/11 ....................................    480,000     484,317
 Morgan Stanley Dean Witter
   6.75% 4/15/11 ...................................    500,000     497,411
 Osprey Trust 144A 8.31% 1/15/03 ...................    600,000     617,150
 Pemex Finance 9.69% 8/15/09 .......................    510,000     558,260
 PG&E National Energy Group 144A
   10.375% 5/16/11 .................................    130,000     129,959
 Qwest Capital Funding 144A
   7.25% 2/15/11 ...................................    150,000     148,749
 Salomon Smith Barney Holdings
   5.875% 3/15/06 ..................................    270,000     268,563
 Sealed Air 144A 8.75% 7/1/08 ......................    140,000     136,518
 Simon DeBartolo Property Group
   7.375% 1/20/06 ..................................    420,000     424,084
 Stora Enso Oyj 7.375% 5/15/11 .....................     80,000      81,197
 Sun Microsystems 7.65% 8/15/09 ....................    375,000     381,633
 Telus 7.50% 6/1/07 ................................    130,000     132,853
 United Air Lines 7.186% 4/1/11 ....................    420,000     428,064
 USX 9.375% 2/15/12 ................................    510,000     602,313
 Washington Mutual 6.875% 6/15/11 ..................    295,000     294,134


                                                             Capital Reserves-1

Capital Reserves Series
Statement of Net Assets (Continued)

                                                         Principal    Market
                                                          Amount      Value
CORPORATE BONDS (Continued)
Waste Management 6.125% 7/15/01 ....................     $295,000 $   295,015
Wells Fargo 7.55% 6/21/10 ..........................      185,000     195,926
Worldcom
   7.50% 5/15/11 ...................................      185,000     180,433
   7.55% 4/1/04 ....................................      495,000     510,348
                                                                   ----------
Total Corporate Bonds
   (cost $11,950,298) ..............................               12,059,825
                                                                   ----------

U.S. TREASURY OBLIGATIONS-10.78%
U.S. Treasury Inflation Index Note
   3.625% 1/15/08 ..................................      768,908     786,449
U.S. Treasury Note
   3.875% 6/30/03 ..................................      275,000     272,938
   4.00% 4/30/03 ...................................      425,000     423,510
   4.25% 3/31/03 ...................................      750,000     750,590
   4.625% 5/15/06 ..................................      375,000     369,961
   5.00% 2/15/11 ...................................      350,000     339,719
 **6.75% 5/15/05 ...................................      105,000     111,833
                                                                   ----------
Total U.S. Treasury Obligations
   (cost $3,060,974) ...............................                3,055,000
                                                                   ----------

                                                         Principal    Market
                                                          Amount      Value
REPURCHASE AGREEMENTS-10.72%
With BNP Paribas 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $825,000 U.S. Treasury Bills
   due 12/31/01, market value $811,311) ............     $794,000  $  794,000
With Cantor Fitzgerald 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $236,000 U.S. Treasury Bills due
   9/27/01, market value $234,376 and
   $183,000 U.S. Treasury Bills due
   11/8/01, market value $180,727 and
   $305,000 U.S. Treasury Bills due
   11/15/01, market value $301,144) ................      702,000     702,000
With J.P. Morgan Chase 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $835,000 U.S. Treasury Bills due
   9/6/01, market value $829,318) ..................      809,000     809,000
With UBS Warburg 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $754,000 U.S. Treasury Bills due
   9/27/01, market value $747,289) .................      732,000     732,000
                                                                   ----------
Total Repurchase Agreements
   (cost $3,037,000) ...............................                3,037,000
                                                                   ----------


TOTAL MARKET VALUE OF SECURITIES-99.08% (COST $27,827,600) .....   28,074,718

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.92% ..........      259,790
                                                                  -----------
NET ASSETS APPLICABLE TO 2,944,037 SHARES OUTSTANDING-100.00% ..  $28,334,508
                                                                  ===========
NET ASSET VALUE-CAPITAL RESERVES SERIES STANDARD CLASS
   ($28,328,908 / 2,943,455 SHARES) ............................        $9.62
                                                                        =====
NET ASSET VALUE-CAPITAL RESERVES SERIES SERVICE CLASS
   ($5,600 / 582 SHARES) .......................................        $9.62
                                                                        =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2001:
Shares of beneficial interest (unlimited
   authorization - no par) .....................................  $30,658,133
Distributions in excess of net investment income ...............      (59,729)
Accumulated net realized loss on investments ...................   (2,506,162)
Net unrealized appreciation of investments .....................      242,266
                                                                  -----------
Total net assets ...............................................  $28,334,508
                                                                  ===========
--------------------
* Zero coupon bond as of June 30, 2001. The interest rate shown is the step-up rate.
**Fully or partially pledged as collateral for financial futures contracts.
  GNMA-Government National Mortgage Association

                             See accompanying notes


                                                             Capital Reserves-2

Delaware Group Premium Fund-
Capital Reserves Series
Statement of Operations
Six Months Ended June 30, 2001
(Unaudited)


INVESTMENT INCOME:
Interest ..........................................   $   878,850
                                                      -----------
EXPENSES:
Management fees ...................................        68,393
Accounting and administration expenses ............         5,844
Dividend disbursing and transfer agent fees
   and expenses ...................................         1,384
Custodian fees ....................................         1,147
Professional fees .................................           238
Registration fees .................................           185
Reports and statements to shareholders ............           155
Taxes (other than taxes on income) ................           136
Trustees' fees ....................................           115
Distribution expense - Service Class ..............             4
Other .............................................           389
                                                      -----------
                                                           77,990
Less expenses paid indirectly .....................        (1,383)
                                                      -----------
Total expenses ....................................        76,607
                                                      -----------
NET INVESTMENT INCOME .............................       802,243
                                                      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments ..................       545,085
Net realized gain on futures ......................         4,678
                                                      -----------
Net realized gain .................................       549,763
Net change in unrealized appreciation /
   depreciation of investments ....................      (270,900)
                                                      -----------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS .................................       278,863
                                                      -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ................................    $1,081,106
                                                      ===========
                             See accompanying notes

Delaware Group Premium Fund-
Capital Reserves Series
Statements of Changes in Net Assets

                                                       Six Months        Year
                                                      Ended 6/30/01      Ended
                                                       (Unaudited)     12/31/00
                                                      -------------    --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income .............................. $    802,243   $ 1,898,368
Net realized gain (loss) on investments ............      549,763    (1,307,776)
Net change in unrealized appreciation /
   depreciation of investments .....................     (270,900)    1,736,193
                                                      -----------   -----------
Net increase in net assets
   resulting from operations .......................    1,081,106     2,326,785
                                                      -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ..................................     (822,857)   (1,898,258)
   Service Class ...................................         (161)         (215)
                                                      -----------   -----------
                                                         (823,018)   (1,898,473)
                                                      -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..................................    5,254,756     3,831,420
   Service Class ...................................            -         5,002
Net asset value of shares issued upon reinvestment
   of dividends:
   Standard Class ..................................      828,808     1,909,527
   Service Class ...................................          162           207
                                                      -----------   -----------
                                                        6,083,726     5,746,156
                                                      -----------   -----------
COST OF SHARES REPURCHASED:
   Standard Class ..................................   (5,825,986)  (15,056,873)
   Service Class                                                -             -
                                                      -----------   -----------
                                                       (5,825,986)  (15,056,873)
                                                      -----------   -----------
Increase (Decrease) in net assets
   derived from capital share transactions .........      257,740    (9,310,717)
                                                      -----------   -----------
Net Increase (Decrease) In Net Assets ..............      515,828    (8,882,405)

Net Assets:
Beginning of period ................................   27,818,680    36,701,085
                                                      -----------   -----------
End of period ......................................  $28,334,508   $27,818,680
                                                      ===========   ===========

                             See accompanying notes

                                                             Capital Reserves-3

Delaware Group Premium Fund-Capital Reserves Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                              Capital Reserves Series Standard Class
                                                            Six Months
                                                              Ended
                                                            6/30/01(1)                     Year Ended December 31,
                                                            (Unaudited)     2000         1999        1998         1997        1996
                                                            ------------------------------------------------------------------------
Net asset value, beginning of period ......................    $9.530      $9.360       $9.880      $9.790       $9.690      $9.930

Income (loss) from investment operations:
Net investment income .....................................     0.281       0.590        0.546       0.556        0.613       0.623
Net realized and unrealized gain (loss) on investments ....     0.097       0.170       (0.520)      0.090        0.100      (0.240)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations ..........................     0.378       0.760        0.026       0.646        0.713       0.383
                                                               ------      ------       ------      ------       ------      ------
Less dividends and distributions:
Dividends from net investment income ......................    (0.288)     (0.590)      (0.546)     (0.556)      (0.613)     (0.623)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions .........................    (0.288)     (0.590)      (0.546)     (0.556)      (0.613)     (0.623)
                                                               ------      ------       ------      ------       ------      ------
Net asset value, end of period ............................    $9.620      $9.530       $9.360      $9.880       $9.790      $9.690
                                                               ======      ======       ======      ======       ======      ======
Total return(2) ...........................................     3.99%       8.46%        0.28%       6.78%        7.60%       4.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $28,329     $27,813      $36,701     $41,711      $29,177     $27,768
Ratio of expenses to average net assets ...................     0.56%       0.63%        0.79%       0.79%        0.75%       0.72%
Ratio of net investment income to average net assets ......     5.86%       6.34%        5.68%       5.62%        6.31%       6.43%
Portfolio turnover ........................................      315%        177%         129%        166%         120%        122%

------------------
(1) Ratios have been annualized and total return has not been annualized. As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was to decrease net investment income per share by $0.007, increase net realized and unrealized gains and losses per share by $0.007 and decrease the ratio of net investment income to average net assets from 6.02% to 5.86%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change on presentation.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                             See accompanying notes


                                                             Capital Reserves-4

Delaware Group Premium Fund-Capital Reserves Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                      Capital Reserves Series Service Class
                                                             Six Months      5/1/00(2)
                                                          Ended 6/30/01(1)       to
                                                            (Unaudited)       12/31/00
                                                      -------------------------------------
Net asset value, beginning of period ...................       $9.530          $9.210

Income from investment operations:
Net investment income ..................................        0.274           0.389
Net realized and unrealized gain on investments ........        0.097           0.320
                                                               ------          ------
Total from investment operations .......................        0.371           0.709
                                                               ------          ------
Less dividends and distributions:
Dividends from net investment income ...................       (0.281)         (0.389)
                                                               ------          ------
Total dividends and distributions ......................       (0.281)         (0.389)
                                                               ------          ------
Net asset value, end of period .........................       $9.620          $9.530
                                                               ======          ======
Total return(3) ........................................        3.92%           7.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ................           $6              $5
Ratio of expenses to average net assets ................        0.70%           0.73%
Ratio of net investment income to average net assets ...        5.72%           6.25%
Portfolio turnover .....................................         315%            177%

---------------------
(1) Ratios have been annualized and total return has not been annualized. As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was to decrease net investment income per share by $0.007, increase net realized and unrealized gains and losses per share by $0.007 and decrease the ratio of net investment income to average net assets from 5.88% to 5.72%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change on presentation.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                             See accompanying notes



                                                             Capital Reserves-5

Delaware Group Premium Fund-Capital Reserves Series
Notes to Financial Statements
June  30, 2001
(Unaudited)

Delaware Group Premium Fund (the "Trust") is organized as a Delaware business trust and offers 19 series: Balanced Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, High Yield Series, International Equity Series, REIT Series, Select Growth Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, Technology and Innovation Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Capital Reserves Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a high stable level of current income while attempting to minimize fluctuations in principal and provide maximum liquidity.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income and common expenses are allocated to the various classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Distribution of Income and Gains--As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. Prior to January 1, 2001, the Series did not amortize all premiums and discounts on debt securities for financial reporting purposes, but did amortize in accordance with federal income tax regulations. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $25,708 reduction in cost of securities and a corresponding $25,708 increase in net unrealized appreciation (depreciation), based on securities held by the Series on January 1, 2001.

The effect of this change for the period ended June 30, 2001 was to decrease net investment income by $20,880: increase net unrealized appreciation (depreciation) by $14,264, increase net realized gains (losses) by $6,616. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $317 for the period ended June 30, 2001. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2001 were approximately $1,066. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".



                                                             Capital Reserves-6

Capital Reserves Series
Notes to Financial Statements (Continued)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% of the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through October 31, 2001. No reimbursement was due for the period ended June 30, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets.

At June 30, 2001, the Series had liabilities payable to affiliates as follows:

                              Dividend disbursing,            Other
      Investment              transfer agent fees,           expenses
      management                   accounting                payable
    fee payable to            and other expenses             to DMC
          DMC                   payable to DSC           and affiliates
    --------------            --------------------       --------------
        $11,502                     $1,282                   $1,147

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2001, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

   Purchases .....................................    $28,679,581
   Sales .........................................    $29,722,515

At June 30, 2001, the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                      Aggregate         Aggregate
     Cost of          unrealized        unrealized         Net unrealized
   investments       appreciation      depreciation         appreciation
   -----------       ------------      ------------        --------------
   $27,827,600         $337,772          ($90,654)            $247,118

For federal income tax purposes, the Series had accumulated capital losses as of June 30, 2001 of $3,043,310 which may be carried forward and applied against future capital gains. Such capital loss carry forwards expire as follows:
$855,444 expires in 2002; $292,208 expires in 2004; $543,334 expires in 2007 and
$1,352,324 expires in 2008.



                                                             Capital Reserves-7

Capital Reserves Series
Notes to Financial Statements (Continued)

4. Capital Shares
Transactions in capital shares were as follows:

                                                                 Six Months        Year
                                                                    Ended         Ended
                                                                   6/30/01       12/31/00
                                                                 ----------      --------
Shares sold:
   Standard Class ...........................................     543,998        412,236
   Service Class ............................................           -            543

Shares issued upon reinvestment of dividends and distributions:
   Standard Class ...........................................      85,908        205,153
   Service Class ............................................          17             22
                                                                 --------     ----------
                                                                  629,923        617,954
                                                                 --------     ----------
Shares repurchased:
   Standard Class ...........................................    (605,162)    (1,619,444)
   Service Class ............................................           -              -
                                                                 --------     ----------
                                                                 (605,162)    (1,619,444)
                                                                 --------     ----------
Net increase (decrease) .....................................      24,761     (1,001,490)
                                                                 ========     ==========

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2001, or at any time during the period.

6. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at June 30, 2001 were as follows:

            Contracts                       Notional                          Unrealized
          to Buy (Sell)                 Cost (Proceeds)   Expiration Date     Gain (Loss)
          -------------                 ---------------   ---------------     -----------
   (4) U.S. Treasury 5 year note            $418,228          9/28/01          ($4,853)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

7. Swap Agreements
During the period ended June 30, 2001, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Series' Board of Trustees. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

                                                             Capital Reserves-8

Capital Reserves Series
Notes to Financial Statements (Continued)


At June 30, 2001, the Series had the following total return swap agreements outstanding:

   Notional        Expiration
    Amount            Date                            Description
   ----------      ----------                         -----------
    $925,000       7/31/2001         Agreement with Goldman Sachs Capital Markets,
                                  L.P., to receive (pay) the notional amount multiplied
                                   by the return on the 1 month USD/LEHM-CMBAAA Index
                                  and to pay the notional amount multiplied by 1 month
                                       LIBOR adjusted by a spread of minus 0.50%

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparties to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks could also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

8. Credit and Market Risk
The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by the U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.


                                                             Capital Reserves-9

Delaware Group Premium Fund-Cash Reserve Series
Statement of Net Assets
June 30, 2001 (Unaudited)

                                                      Principal          Market
                                                       Amount            Value
DISCOUNT COMMERCIAL PAPER-86.60%
Bank/Broker-29.86%
ANZ (Delaware) 3.60% 9/20/01 ....................   $1,500,000       $ 1,487,850
BNP Paribas Financial 3.71% 11/13/01 ............    2,000,000         1,972,175
Goldman Sachs 4.22% 7/24/01 .....................    2,000,000         1,994,608
Landesbk Schleswig-Holst
  3.58% 9/21/01 .................................    1,500,000         1,487,768
Morgan Stanley Dean Witter
  3.94% 7/30/01 .................................    1,000,000           996,826
Morgan Stanley Dean Witter
  3.75% 8/2/01 ..................................    1,000,000           996,667
Royal Bank of Canada 3.55% 12/18/01 .............    2,000,000         1,966,472
Svenska Handelsbanken 4.68% 10/3/01 .............    2,000,000         1,975,560
                                                                      ----------
                                                                      12,877,926
                                                                      ----------
Financial Services-38.04%
Abbusa 4.11% 10/16/01 ...........................    2,000,000         1,975,568
BBL North America Funding
  3.89% 7/16/01 .................................    2,000,000         1,996,758
BHF Finance Delaware 4.21% 7/25/01 ..............    1,500,000         1,495,790
Ciesco LP 3.65% 8/3/01 ..........................    2,000,000         1,993,308
Enron Funding 4.15% 7/2/01 ......................    1,300,000         1,299,850
HD Real Estate 3.87% 11/20/01 ...................    1,300,000         1,280,156
Metlife Funding 3.64% 7/26/01 ...................    1,000,000           997,472
Nationwide Life 3.75% 9/13/01 ...................    1,000,000           992,292
Societe Generale 3.73% 9/7/01 ...................    2,000,000         1,985,909
Swiss Re 3.90% 7/25/01 ..........................    1,000,000           997,400
UBS Finance 3.95% 7/18/01 .......................    1,400,000         1,397,389
                                                                      ----------
                                                                      16,411,892
                                                                      ----------

                                                      Principal         Market
                                                       Amount            Value

 DISCOUNT COMMERCIAL PAPER (Continued)
 Industrial-18.70%
 Campell Soup 6.03% 8/31/01 .....................    $2,000,000     $  1,979,565
 Dow Chemical 3.73% 9/12/01 .....................     2,000,000        1,984,873
 Henkel 5.20% 7/2/01 ............................     2,000,000        1,999,711
 Volkswagen of America 4.15% 7/2/01 .............     2,100,000        2,099,758
                                                                      ----------
                                                                       8,063,907
                                                                      ----------
 Total Discount Commercial Paper
   (cost $37,353,725) ...........................                     37,353,725
                                                                      ----------

 BANK NOTES-4.64%
 Lasalle Bank NA 4.47% 10/9/01 ..................     2,000,000        2,000,000
                                                                      ----------
 Total Bank Notes
   (cost $2,000,000) ............................                      2,000,000
                                                                      ----------

 YANKEE CERTIFICTAES OF DEPOSIT-4.64%
 Deutsche Bank 6.89% 8/20/01 ....................     2,000,000        1,999,429
                                                                      ----------
 Total Yankee Certificates of Deposit
   (cost $1,999,429) ............................                      1,999,429
                                                                      ----------
 DOMESTIC CERTIFICATES OF DEPOSIT-2.32%
 Wilmington Trust 5.40% 7/30/01 .................     1,000,000        1,000,000
                                                                      ----------
 Total Domestic Certificates of Deposit
   (cost $1,000,000) ............................     1,000,000

 FLOATING RATE NOTES-1.16%
*Computer Sciences 3.96% 12/27/01 ...............       500,000          500,000
                                                                      ----------
 Total Floating Rate Notes
   (cost $500,000) ..............................                        500,000
                                                                      ----------


TOTAL MARKET VALUE OF SECURITIES-99.36% (cost $42,853,154)** ..       42,853,154

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.64% .........          275,700
                                                                     -----------

NET ASSETS APPLICABLE TO 4,312,885 SHARES OUTSTANDING-100.00% .      $43,128,854
                                                                     ===========

NET ASSET VALUE-CASH RESERVE SERIES STANDARD CLASS
 ($43,123,532 / 4,312,353 SHARES) .............................           $10.00
                                                                          ======

NET ASSET VALUE-CASH RESERVE SERIES SERVICE CLASS
 ($5,322 / 532 SHARES) ........................................           $10.00
                                                                          ======

------------
 *Floating Rate Notes - the interest rate shown is the rate as of June 30, 2001 and the maturity date shown is the longer of the next interest readjustment or the date the principal amount shown can be recovered through demand.
**Also the cost for federal income tax purposes.



                             See accompanying notes


                                                                  Cash Reserve-1

Delaware Group Premium Fund-
Cash Reserve Series
Statement of Operations
Six Months Ended June 30, 2001
(Unaudited)


INVESTMENT INCOME:
Interest ......................................................      $1,275,961
                                                                     ----------
EXPENSES:
Management fees ...............................................         103,338
Custodian fees ................................................          10,936
Accounting and administration expenses ........................          10,106
Reports and statements to shareholders ........................           3,156
Dividend disbursing and transfer agent
   fees and expenses ..........................................           2,296
Professional fees .............................................           1,938
Trustees' fees ................................................             675
Registration fees .............................................               -
Distribution expense-Service Class ............................               4
Other .........................................................           3,408
                                                                     ----------
                                                                        135,857
Less expenses paid indirectly .................................            (528)
                                                                     ----------
Total expenses ................................................         135,329
                                                                     ----------

NET INVESTMENT INCOME .........................................       1,140,632
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ............................................      $1,140,632
                                                                     ==========



                             See accompanying notes

Delaware Group Premium Fund-
Cash Reserve Series
Statements of Changes in Net Assets





                                                   Six Months          Year
                                                  Ended 6/30/01        Ended
                                                   (Unaudited)       12/31/00
                                                  ------------       --------


INCREASE IN NET ASSETS
 FROM OPERATIONS:
Net investment income .......................... $   1,140,632      $ 3,030,790
                                                 -------------      -----------
Net increase in net assets resulting
   from operations .............................     1,140,632        3,030,790
                                                 -------------      -----------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ..............................    (1,140,502)      (3,030,589)
   Service Class ...............................          (130)            (201)
                                                 -------------      -----------
                                                    (1,140,632)      (3,030,790)
                                                 -------------      -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..............................   136,302,424      255,928,229
   Service Class ...............................             -            5,000
Net asset value of shares issued upon
   reinvestment of dividends:
   Standard Class ..............................     1,170,903        3,038,590
   Service Class ...............................           130              193
                                                 -------------      -----------
                                                   137,473,457      258,972,012
                                                 -------------      -----------
Cost of shares repurchased:
   Standard Class ..............................  (143,610,529)    (267,126,882)
   Service Class ...............................             -                -
                                                 -------------      -----------
                                                  (143,610,529)    (267,126,882)
                                                 -------------      -----------
Decrease in net assets derived from
   capital share transactions ..................    (6,137,072)      (8,154,870)
                                                 -------------      -----------

NET DECREASE IN NET ASSETS .....................    (6,137,072)      (8,154,870)

NET ASSETS:
Beginning of period ............................    49,265,926       57,420,796
                                                 -------------      -----------
End of period .................................. $  43,128,854     $ 49,265,926
                                                 =============     ============


                             See accompanying notes




                                                                  Cash Reserve-2

Delaware Group Premium Fund-Cash Reserve Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:



                                                                                 Cash Reserve Series Standard Class
                                                             Six Months
                                                               Ended                         Year Ended December 31,
                                                              6/30/01(1)
                                                              (Unaudited)   2000         1999        1998         1997        1996
                                                            ------------------------------------------------------------------------

Net asset value, beginning of period .......................  $10.000     $10.000      $10.000     $10.000      $10.000     $10.000

Income from investment operations:
Net investment income ......................................    0.247       0.585        0.471       0.497        0.497       0.482
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ...........................    0.247       0.585        0.471       0.497        0.497       0.482
                                                              -------     -------      -------     -------      -------     -------
Less dividends:
Dividends from net investment income .......................   (0.247)     (0.585)      (0.471)     (0.497)      (0.497)     (0.482)
                                                              -------     -------      -------     -------      -------     -------
Total dividends ............................................   (0.247)     (0.585)      (0.471)     (0.497)      (0.497)     (0.482)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period .............................  $10.000     $10.000      $10.000     $10.000      $10.000     $10.000
                                                              =======     =======      =======     =======      =======     =======

Total return(2) ............................................    2.50%       6.01%        4.81%       5.08%        5.10%       4.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ....................  $43,124     $49,261      $57,421     $42,893      $30,711     $26,479
Ratio of expenses to average net assets ....................    0.59%       0.63%        0.56%       0.59%        0.64%       0.61%
Ratio of net investment income to average net assets .......    4.97%       5.84%        4.72%       4.96%        4.98%       4.82%



-----------------
(1)Ratios have been annualized and total return has not been annualized.
(2)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                             See accompanying notes



                                                                  Cash Reserve-3

Delaware Group Premium Fund-Cash Reserve Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout each period were as follows:


                                                       Cash Reserve Series Service Class
                                                            Six Months     5/1/002
                                                         Ended 6/30/01(1)    to
                                                           (Unaudited)    12/31/00
                                                            ---------     --------


Net asset value, beginning of period ...................      $10.000     $10.000

Income from investment operations:
Net investment income ..................................        0.241       0.394
                                                              -------     -------
Total from investment operations .......................        0.241       0.394
                                                              -------     -------

Less dividends:
Dividends from net investment income ...................       (0.241)     (0.394)
                                                              -------     -------

Total dividends ........................................       (0.241)     (0.394)
                                                              -------     -------

Net asset value, end of period .........................      $10.000     $10.000
                                                              =======     =======

Total return(3) ........................................        2.43%       4.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ................           $5          $5
Ratio of expenses to average net assets ................        0.74%       0.79%
Ratio of net investment income to average net assets ...        4.82%       5.90%




----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                             See accompanying notes




                                                                  Cash Reserve-4

Delaware Group Premium Fund-Cash Reserve Series
Notes to Financial Statements
June 30, 2001 (Unaudited)

Delaware Group Premium Fund (the "Trust") is organized as a Delaware business trust and offers 19 series: Balanced Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, High Yield Series, International Equity Series, REIT Series, Select Growth Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, Technology and Innovation Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Cash Reserve Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income and common expenses are allocated to the various classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are accreted to interest income over the lives of the respective securities.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $528 for the period ended June 30, 2001. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended June 30, 2001. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Series, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through October 31, 2001. No reimbursement was due for the period ended June 30, 2001.

                                                                  Cash Reserve-5

Cash Reserve Series
Notes to Financial Statements (Continued)


The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets.

At June 30, 2001, the Series had liabilities payable to affiliates as follows:

                                     Dividend disbursing,         Other
    Investment                        transfer agent fees,      expenses
    management                             accounting            payable
   fee payable to                      and other expenses        to DMC
        DMC                              payable to DSC       and affiliates
   ------------                        -------------           ------------
     $16,333                               $1,686                 $1,933

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Capital Shares
Transactions in capital shares were as follows:

                                                      Six Months         Year
                                                        Ended            Ended
                                                       6/30/01         12/31/00
                                                       -------         --------

Shares sold:
   Standard Class ..................................  13,630,243     25,592,823
   Service Class                                                            500

Shares issued upon reinvestment of dividends:
   Standard Class ..................................     117,090        303,858
   Service Class ...................................          13             19
                                                      ----------     ----------
                                                      13,747,346     25,897,200
                                                      ----------     ----------
Shares repurchased:
   Standard Class .................................. (14,361,053)   (26,712,688)
   Service Class ...................................           -              -
                                                      ----------     ----------
                                                     (14,361,053)   (26,712,688)
                                                      ----------     ----------
Net decrease .......................................    (613,707)      (815,488)
                                                      ==========     ==========

4. Credit and Market Risk
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money by investing in the Series.


                                                                  Cash Reserve-6

Delaware Group Premium Fund-Convertible Securities Series
Statement of Net Assets
June 30, 2001 (Unaudited)

                                                          Number of    Market
                                                            Shares     Value
   COMMON STOCK-35.37%
   Chemicals-3.05%
   duPont(E.I.)deNemours ...........................        6,500 $   313,560
                                                                  -----------
                                                                      313,560
                                                                  -----------
   Consumer Products-2.72%
   Kimberly-Clark ..................................        5,000     279,500
                                                                  -----------
                                                                      279,500
                                                                  -----------
   Energy-4.47%
   Exxon Mobil .....................................        5,272     460,509
                                                                  -----------
                                                                      460,509
                                                                  -----------
   Insurance-6.33%
   Allstate ........................................        8,331     366,480
   American General ................................        6,144     285,389
                                                                  -----------
                                                                      651,869
                                                                  -----------
   Leisure, Lodging & Entertainment-2.72%
   Starwood Hotels & Resorts Worldwide .............        7,500     279,600
                                                                  -----------
                                                                      279,600
                                                                  -----------
   Real Estate-11.42%
   Boston Properties ...............................        7,000     286,300
   Camden Property Trust ...........................        6,200     227,540
   Equity Office Properties Trust ..................        4,600     145,498
   Glimcher Realty Trust ...........................       12,500     223,750
   SL Green Realty .................................        9,700     294,007
                                                                  -----------
                                                                    1,177,095
                                                                  -----------
   Retail-4.66%
  +Krispy Kreme Doughnuts ..........................       12,000     480,000
                                                                  -----------
                                                                      480,000
                                                                  -----------
   Total Common Stock
     (cost $2,747,851) .............................                3,642,133
                                                                  -----------

                                                        Principal
                                                          Amount
   CONVERTIBLE BONDS-29.00%
   Automobiles & Automotive Parts-3.31%
   Magna International 4.875% 2/15/05 ..............      $50,000      49,938
   Magna International 144A
     4.875% 2/15/05 ................................      125,000     124,843
   Tower Automotive 5.00% 8/1/04 ...................       95,000      78,969
   Tower Automotive 144A 5.00% 8/1/04 ..............      105,000      87,281
                                                                  -----------
                                                                      341,031
                                                                  -----------
   Banking, Finance & Insurance-1.32%
   Bell Atlantic Financial Services 144A
     5.75% 4/1/03 ..................................      135,000     135,675
                                                                  -----------
                                                                      135,675
                                                                  -----------
   Building & Materials-2.93%
   KB Home PRIDES 8.25% 8/16/01 ....................       33,000     301,290
                                                                  -----------
                                                                      301,290
                                                                  -----------
  Cable, Media & Publishing-4.37%
  Clear Channel Communications
    1.50% 12/1/02 ..................................      300,000     289,125
 *Jacor Communications 4.62% 2/9/18 ................      300,000     160,875
                                                                  -----------
                                                                      450,000
                                                                  -----------

                                                        Principal      Market
                                                          Amount       Value
   CONVERTIBLE BONDS (CONTINUED)
   Computers & Technology-11.88%
   Amazon.com 144A 4.75% 2/1/09 ....................     $155,000 $    74,013
   Mercury Interactive 144A 4.75% 7/1/07 ...........      175,000     155,094
   National Data 5.00% 11/1/03 .....................      200,000     212,000
  *Network Associates 4.167% 2/13/18 ................     220,000      90,750
  *Network Associates 144A
     4.627% 2/13/18 ..................................    300,000     123,750
   Rational Software 144A 5.00% 2/1/07 .............      175,000     189,438
   Siebel Systems 5.50% 9/15/06 ....................      175,000     378,437
                                                                    ---------
                                                                    1,223,482
                                                                    ---------
   Food, Beverage & Tobacco-1.24%
  *Whole Foods Market 144A
     4.958% 3/2/18 ...................................    300,000     127,875
                                                                    ---------
                                                                      127,875
                                                                    ---------
   Industrial Machinery-3.24%
   MascoTech 4.50% 12/15/03 ........................      250,000     203,750
   Thermo Fibertek 4.50% 7/15/04 ...................      140,000     129,325
                                                                    ---------
                                                                      333,075
                                                                    ---------
   Telecommunications-0.71%
   Level 3 Communications
     6.00% 9/15/09 ...................................    100,000      26,125
     6.00% 3/15/10 ...................................    200,000      46,500
                                                                    ---------
                                                                       72,625
                                                                    ---------
   Total Convertible Bonds
     (cost $3,120,652) ...............................              2,985,053
                                                                    ---------

                                                           Number of
                                                            Shares
   CONVERTIBLE PREFERRED STOCK-30.16%
   Banking, Finance & Insurance-5.16%
   National Australia Bank Units 7.875% ............        5,500     171,325
   Sovereign Capital Trust II 7.50% ................        5,000     360,000
                                                                    ---------
                                                                      531,325
                                                                    ---------
   Buildings & Materials-2.94%
   Georgia-Pacific PEPS ............................        8,000     302,800
                                                                    ---------
                                                                      302,800
                                                                    ---------
   Cable, Media & Publishing-5.02%
   Cox Communications PRIDES 7.00% .................        5,800     336,400
   Tribune DECS 6.25% ..............................        8,000     180,400
                                                                    ---------
                                                                      516,800
                                                                    ---------
   Computers & Technology-3.16%
   Trust IV Maxtor DECS 7.00% ......................       47,000     282,000
   Trust VI Metromedia Fiber Networks
     DECS 6.25% ....................................        6,000      43,260
                                                                    ---------
                                                                      325,260
                                                                    ---------
   Paper & Forest Products-1.06%
   International Paper 5.25% .......................        2,500     109,375
                                                                    ---------
                                                                      109,375
                                                                    ---------
   Real Estate-6.27%
   General Growth Properties 7.25% .................        7,400     189,810
   Kimco Realty 7.50% ..............................        5,900     169,625
   Reckson Associates Realty 7.625% ................       12,300     284,745
                                                                    ---------
                                                                      644,180
                                                                    ---------



                                                        Convertible Securities-1

Convertible Securities Series
Statement of Net Assets (Continued)


                                                         Number of       Market
                                                           Shares        Value
   Transportation-2.08%
   Union Pacific Capital Trust TIDES
     6.25% ..........................................       1,500 $    71,438
   Union Pacific Capital Trust TIDES
     144A 6.25% .....................................       3,000     142,875
                                                                   ----------
                                                                      214,313
                                                                   ----------
   Utilities-4.47%
   TXU PRIDES 9.25% .................................       8,900     460,575
                                                                   ----------
                                                                      460,575
                                                                   ----------
   Total Convertible Preferred Stock
     (cost $3,330,830) ..............................               3,104,628
                                                                   ----------

                                                         Principal
                                                          Amount
   Corporate Bonds-2.10%
   Energy-2.10%
   Devon Energy 4.95% 8/15/08 .......................    $215,000     216,613
                                                                   ----------
   Total Corporate Bonds
     (cost $210,431) ................................                 216,613
                                                                   ----------

                                                         Principal      Market
                                                            Amount      Value
REPURCHASE AGREEMENTS-2.81%
With BNP Paribas 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $78,000 U.S. Treasury Bills due
   12/31/01, market value $77,204) ....................   $75,500   $  75,500
With Cantor Fitzgerald 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $23,000 U.S. Treasury Bills due
   9/27/01, market value $22,303
   and $17,000 U.S. Treasury Bills due
   11/8/01, market value $17,198 and
   $29,000 U.S. Treasury Bills due
   11/15/01, market value $28,657) ....................    66,800      66,800
With J.P. Morgan Chase 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $79,000 U.S. Treasury Bills due
   9/6/01, market value $78,918) ......................    77,000      77,000
With UBS Warburg 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $72,000 U.S. Treasury Bills due
   9/27/01, market value $71,112) .....................    69,700      69,700
                                                                      -------
Total Repurchase Agreements
   (cost $289,000) ....................................               289,000
                                                                      -------



TOTAL MARKET VALUE OF SECURITIES-99.44% (cost $9,719,160) .........  10,237,427

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.56% .............      57,394
                                                                    -----------

NET ASSETS APPLICABLE TO 897,407 SHARES OUTSTANDING-100.00% ....... $10,294,821
                                                                    ===========

NET ASSET VALUE-CONVERTIBLE SECURITIES SERIES STANDARD CLASS
 ($10,289,555 / 896,948 SHARES) ...................................      $11.47
                                                                         ======

NET ASSET VALUE-CONVERTIBLE SECURITIES SERIES SERVICE CLASS
 ($5,266 / 458.7 SHARES) ..........................................      $11.48
                                                                         ======

COMPONENTS OF NET ASSETS AT JUNE 30, 2001:
Shares of beneficial interest (unlimited authorization-no par) ....  $9,872,840
Undistributed net investment income ...............................     262,808
Accumulated net realized loss on investments ......................    (359,094)
Net unrealized appreciation of investments ........................     518,267
                                                                    -----------
Total net assets .................................................. $10,294,821
                                                                    ===========
------------
 +Non-income producing security for the period ended June 30, 2001.
 *Zero coupon bond as of June 30, 2001. The interest rate shown is the effective yield at the time of purchase by the Series.

  Summary of Abbreviations:
  DECS-Dividend Enhanced Convertible Stock
  PEPS-Partial Equity Linked Securities
  PRIDES-Preferred Redeemable Increased Dividend Equity Securities TIDES-Term Income Deferred Equity Securities

                             See accompanying notes



                                                        Convertible Securities-2

Delaware Group Premium Fund-
Convertible Securities Series
Statement of Operations
Six Months Ended June 30, 2001
(Unaudited)


INVESTMENT INCOME:
Dividends ...........................................    $200,483
Interest ............................................      92,213
                                                         --------
                                                          292,696
                                                         --------

EXPENSES:
Management fees .....................................      37,090
Accounting and administration expenses ..............       2,174
Custodian fees ......................................       1,115
Reports and statements to shareholders ..............         690
Trustees' fees ......................................         502
Dividend disbursing and transfer agent
   fees and expenses ................................         499
Professional fees ...................................         440
Registration fees ...................................         250
Distribution expense - Service Class ................           4
Other ...............................................         132
                                                         --------
                                                           42,896
Less expenses absorbed or waived ....................        (519)
Less expenses paid indirectly .......................        (343)
                                                         --------
Total expenses ......................................      42,034
                                                         --------

NET INVESTMENT INCOME ...............................     250,662
                                                         --------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized loss on investments ....................    (153,865)
Net change in unrealized appreciation /
   depreciation of investments ......................     466,948
                                                         --------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ...................................     313,083
                                                         --------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..................................    $563,745
                                                         ========

                             See accompanying notes

Delaware Group Premium Fund-
Convertible Securities Series
Statements of Changes in Net Assets

                                                         Six Months
                                                           Ended        Year
                                                          6/30/01      Ended
                                                       (Unaudited)    12/31/00
                                                        ---------     --------


INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ............................   $    250,662  $  491,229
Net realized gain (loss) on investments ..........       (153,865)    232,685
Net change in unrealized appreciation /
   depreciation of investments ...................        466,948    (371,174)
                                                      ----------- -----------
Net increase in net assets
   resulting from operations .....................        563,745     352,740
                                                      ----------- -----------

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ................................       (501,867)   (395,428)
   Service Class .................................           (248)          -
                                                      ----------- -----------
                                                         (502,115)   (395,428)
                                                      ----------- -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ................................        400,298   2,226,778
   Service Class .................................              -       5,000
Net asset value of shares issued upon
   reinvestment of dividends and
   distributions:
   Standard Class ................................        501,867     395,428
   Service Class .................................            247           -
                                                      ----------- -----------
                                                          902,412   2,627,206
                                                      ----------- -----------
Cost of shares repurchased:
   Standard Class ................................       (920,619) (1,969,637)
   Service Class .................................              -           -
                                                      ----------- -----------
                                                         (920,619) (1,969,637)
                                                      ----------- -----------
Increase (Decrease) in net assets derived
   from capital share transactions ...............        (18,207)    657,569
                                                      ----------- -----------

NET INCREASE IN NET ASSETS .......................         43,423     614,881

NET ASSETS:
Beginning of period ..............................     10,251,398   9,636,517
                                                      ----------- -----------
End of period ....................................    $10,294,821 $10,251,398
                                                      =========== ===========

                             See accompanying notes


                                                        Convertible Securities-3

Delaware Group Premium Fund-Convertible Securities Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:


                                                                    Convertible Securities Series Standard Class
                                                             Six Months
                                                                Ended                                          5/1/97(2)
                                                             6/30/01(1)         Year Ended December 31,           to
                                                            (Unaudited)     2000        1999         1998      12/31/97
                                                             ----------------------------------------------------------

Net asset value, beginning of period ........................ $11.470     $11.490      $11.160     $11.660      $10.000

Income (loss) from investment operations:
Net investment income(3) ....................................   0.280       0.566        0.493       0.386        0.318
Net realized and unrealized gain (loss) on investments ......   0.302      (0.121)       0.247      (0.511)       1.342
                                                              -------     -------      -------     -------      -------
Total from investment operations ............................   0.582       0.445        0.740      (0.125)       1.660
                                                              -------     -------      -------     -------      -------

Less dividends and distributions:
Dividends from net investment income ........................  (0.582)     (0.465)      (0.410)     (0.305)       -
Distributions from net realized gain on investments .........       -           -            -      (0.070)       -
                                                              -------     -------      -------     -------      -------
Total dividends and distributions ...........................  (0.582)     (0.465)      (0.410)     (0.375)       -
                                                              -------     -------      -------     -------      -------

Net asset value, end of period .............................. $11.470     $11.470      $11.490     $11.160      $11.660
                                                              =======     =======      =======     =======      =======

Total return(4) .............................................   5.80%       3.77%        6.97%      (1.17%)      16.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................... $10,290     $10,246       $9,637      $8,133       $3,921
Ratio of expenses to average net assets .....................   0.85%       0.83%        0.83%       0.82%        0.80%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ..........   0.86%       0.83%        0.83%       0.82%        2.30%
Ratio of net investment income to average net assets ........   5.07%       4.83%        4.64%       4.78%        5.68%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly .   5.01%       4.83%        4.64%       4.78%        4.18%
Portfolio turnover ..........................................     19%         26%          35%         77%         209%

----------------
(1)Ratios have been annualized and total return has not been annualized. As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains and losses per share by $0.003 and increase the ratio of net investment income to average net assets from 5.02% to 5.07%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change on presentation.
(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3)The average shares outstanding method has been applied for per share information for the period ended June 30, 2001 and the year ended December 31, 2000.
(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return for the periods ended June 30, 2001 and December 31, 1997 reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes



                                                        Convertible Securities-4

Delaware Group Premium Fund-Convertible Securities Series
Financial Highlights (Continued)


Selected data for each share of the Series outstanding throughout each period were as follows:



                                                 Convertible Securities Series Service Class
                                                               Six Months
                                                                Ended     5/1/00(2)
                                                              6/30/01(1)      to
                                                            (Unaudited)   12/31/00
                                                             ---------    --------
Net asset value, beginning of period .......................  $11.470     $11.520

Income (loss) from investment operations:
Net investment income(3) ...................................    0.269       0.373
Net realized and unrealized gain (loss) on investments .....    0.311      (0.423)
                                                              -------     -------
Total from investment operations ...........................    0.580      (0.050)
                                                              -------     -------

Less dividends and distributions:
Dividends from net investment income .......................   (0.570)          -
Distributions from net realized gain on investments ........        -           -
                                                              -------     -------
Total dividends and distributions ..........................   (0.570)          -
                                                              -------     -------

Net asset value, end of period .............................  $11.480     $11.470
                                                              =======     =======

Total return(4) ............................................    5.77%      (0.43%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ....................       $5          $5
Ratio of expenses to average net assets ....................    1.00%       0.98%
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly ...............    1.01%       0.98%
Ratio of net investment income to average net assets .......    4.92%       4.74%
Ratio of net investment income to average net assets prior
     to expense limitation and expenses paid indirectly ....    4.86%       4.74%
Portfolio turnover .........................................      19%         26%

-------------
(1)Ratios have been annualized and total return has not been annualized. As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains and losses per share by $0.003 and increase the ratio of net investment income to average net assets from 4.87% to 4.92%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change on presentation.
(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3)The average shares outstanding method has been applied for per share information.
(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return for the period ended June 30, 2001 reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes



                                                        Convertible Securities-5

Delaware Group Premium Fund-Convertible Securities Series
Notes to Financial Statements
June 30, 2001
(Unaudited)

Delaware Group Premium Fund (the "Trust") is organized as a Delaware business trust and offers 19 series: Balanced Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, High Yield Series, International Equity Series, REIT Series, Select Growth Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, Technology and Innovation Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Convertible Securities Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a high level of total return on its assets through a combination of capital appreciation and current income. The Series intends to pursue its investment objective by investing primarily in convertible securities.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Distribution of Income and Gains--As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. Prior to January 1, 2001, the Series did not amortize all premiums and discounts on debt securities for financial reporting purposes, but did amortize in accordance with federal income tax regulations. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $16,049 increase in cost of securities and a corresponding $16,049 reduction in net unrealized appreciation (depreciation), based on securities held by the Series on January 1, 2001.

The effect of this change for the period ended June 30, 2001 was to increase net investment income by $2,570: decrease net unrealized appreciation (depreciation) by $1,777, increase net realized gains (losses) by $4,347. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $114 for the period ended June 30, 2001. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2001 were approximately $229. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

                                                        Convertible Securities-6

Convertible Securities Series
Notes to Financial Statements (Continued)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed 0.85% of average daily net assets of the Series through October 31, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets.

At June 30, 2001, the Series had liabilities payable to affiliates as follows:

                                 Dividend disbursing,                 Other
         Investment              transfer agent fees,               expenses
         management                 accounting                       payable
       fee payable to            and other expenses                   to DMC
           DMC                     payable to DSC                 and affiliates
       --------------            -------------------              --------------
          $6,261                        $488                          $418

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2001, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

   Purchases .............................    $953,479
   Sales .................................    $930,942

At June 30, 2001, the cost of investments for federal income tax purposes approximates the cost for book purposes. At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                              Aggregate            Aggregate
              Cost of        unrealized           unrealized     Net unrealized
            investments     appreciation         depreciation     appreciation
            -----------     ------------         ------------     ------------
            $9,719,160       $1,422,390           ($904,123)        $518,267

For federal income tax purposes, the Series had accumulated capital losses as of June 30, 2001 of $207,098, which may be carried forward and applied against future capital gains. Such capital loss carry forwards expire in 2006.


                                                        Convertible Securities-7

Convertible Securities Series
Notes to Financial Statements (Continued)


4. Capital Shares
Transactions in capital shares were as follows:

                                                        Six Months       Year
                                                          Ended         Ended
                                                        6/30/00(1)     12/31/00
                                                        --------       --------
Shares sold:
   Standard Class ....................................     36,503     189,131
   Service Class .....................................          -         434

Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class ....................................     50,037      33,596
   Service Class .....................................         25           -
                                                          -------    --------
                                                           86,565     223,161
                                                          -------    --------
Shares repurchased:
   Standard Class ....................................    (82,653)   (168,442)
   Service Class .....................................          -           -
                                                          -------    --------
                                                          (82,653)   (168,442)
                                                          -------    --------
Net increase .........................................      3,912      54,719
                                                          =======    ========

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2001, or at any time during the period.

6. Credit and Market Risk
The Series may invest in high-yield fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.



                                                        Convertible Securities-8

Delaware Group Premium Fund-Devon Series
Statement of Net Assets
June 30, 2001 (Unaudited)

                                                                        Number      Market
                                                                      of Shares     Value
   COMMON STOCK-97.78%
   Aerospace & Defense-0.42%
   Honeywell International ......................................       4,500   $  157,455
                                                                                ----------
                                                                                   157,455
                                                                                ----------
   Automobiles & Automotive Parts-1.93%
   Danaher ......................................................       6,400      358,400
   Ford Motor ...................................................      14,900      365,795
                                                                                ----------
                                                                                   724,195
                                                                                ----------

   Banking, Finance & Insurance-20.69%
   Bank of America ..............................................      10,700      642,321
   Citigroup ....................................................      17,400      919,416
   Fleet Boston Financial .......................................      22,100      871,845
   Freddie Mac ..................................................      14,000      980,000
   Goldman Sachs Group ..........................................       4,800      411,840
   JP Morgan Chase ..............................................      19,720      879,512
   Merrill Lynch ................................................      12,400      734,700
   US Bancorp ...................................................      37,600      856,904
   Washington Mutual ............................................       8,200      307,910
   Wells Fargo ..................................................      12,200      566,446
   XL Capital Class A ...........................................       7,400      607,540
                                                                                ----------
                                                                                 7,778,434
                                                                                ----------
   Chemicals-3.26%
   Dow Chemical .................................................      18,300      608,475
   duPont (E.I.) de Nemours .....................................      12,800      617,472
                                                                                ----------
                                                                                 1,225,947
                                                                                ----------
   Computers & Technology-16.55%
  +AOL Time Warner ..............................................      11,500      609,500
  +Cisco Systems ................................................      24,500      445,900
   Compaq Computer ..............................................      46,100      714,089
   EMC ..........................................................      10,000      290,500
   First Data ...................................................       8,900      571,825
   International Business Machines ..............................       5,200      587,600
   Lexmark International Group A ................................       7,500      504,375
   Micron Technology ............................................      14,900      612,390
  +Microsoft ....................................................      13,600      987,360
  +Oracle .......................................................      30,700      583,300
   Teradyne .....................................................       9,500      314,450
                                                                                ----------
                                                                                 6,221,289
                                                                                ----------
   Consumer Products-5.49%
   Kimberly-Clark ...............................................      13,200      737,880
   Procter & Gamble .............................................       7,900      504,020
   Tyco International ...........................................      15,100      822,950
                                                                                ----------
                                                                                 2,064,850
                                                                                ----------
   Electronics & Electrical Equipment-9.16%
  +Agere Systems - Class A ......................................      51,800      388,500
   General Electric .............................................      32,800    1,599,000
   Intel ........................................................      24,300      710,775
  +KLA Instruments ..............................................       5,100      298,197
   Texas Instruments ............................................      14,200      447,300
                                                                                ----------
                                                                                 3,443,772
                                                                                ----------
   Energy-8.22%
   Conoco .......................................................      15,900      448,380
   EOG Resources ................................................       5,200      184,860
   Exxon Mobil ..................................................      11,200      978,320

                                                                       Number       Market
                                                                     of Shares       Value
   COMMON STOCK (Continued)
   Energy (Continued)
   Ocean Energy .................................................      10,800   $  188,460
   Schlumberger Limited .........................................       8,300      436,995
   Tidewater ....................................................      22,600      852,020
                                                                                ----------
                                                                                 3,089,035
                                                                                ----------
   Food, Beverage & Tobacco-3.30%
   Anheuser-Busch ...............................................      14,700      605,640
   Coca-Cola ....................................................      10,900      490,500
   Kraft Foods Class A ..........................................       4,700      145,700
                                                                                ----------
                                                                                 1,241,840
                                                                                ----------
   Healthcare & Pharmaceuticals-12.70%
   American Home Products .......................................      12,400      724,656
   Amgen ........................................................       5,200      315,536
   Biomet .......................................................       6,600      317,196
   HCA-The Healthcare Company ...................................       6,500      293,735
   Johnson & Johnson ............................................       9,400      470,000
   Medtronic ....................................................       9,500      437,095
   Merck ........................................................      10,600      677,446
   Pfizer .......................................................      13,800      552,690
   Schering-Plough ..............................................      16,300      590,712
  +Watson Pharmaceutical ........................................       6,400      394,496
                                                                                ----------
                                                                                 4,773,562
                                                                                ----------
   Industrial Machinery-0.67%
   Ingersoll-Rand ...............................................       6,100      251,320
                                                                                ----------
                                                                                   251,320
                                                                                ----------
   Leisure, Lodging & Entertainment-0.76%
   Walt Disney ..................................................       9,900      286,011
                                                                                ----------
                                                                                   286,011
                                                                                ----------
   Metals & Mining-1.52%
   Alcoa ........................................................      14,500      571,300
                                                                                ----------
                                                                                   571,300
                                                                                ----------
   Retail-4.11%
  +Federated Department Stores ..................................      11,200      476,000
   Home Depot ...................................................      14,800      688,940
   Wal-Mart Stores ..............................................       7,800      380,640
                                                                                ----------
                                                                                 1,545,580
                                                                                ----------
   Telecommunications-5.24%
   BellSouth ....................................................      13,800      555,726
   Comcast Special Class A ......................................      11,700      507,780
   SBC Communications ...........................................      14,400      576,864
  +Worldcom .....................................................      23,100      328,020
                                                                                ----------
                                                                                 1,968,390
                                                                                ----------
   Transportation & Shipping-0.91%
   CSX ..........................................................       5,500      199,320
   Union Pacific ................................................       2,600      142,766
                                                                                ----------
                                                                                   342,086
                                                                                ----------
   Utilities-2.85%
   Allegheny Energy .............................................       6,100      294,325
   Dominion Resources ...........................................       7,900      475,027
   Duke Energy ..................................................       7,700      300,377
                                                                                ----------
                                                                                 1,069,729
                                                                                ----------
   Total Common Stock
   (cost $37,012,846)                                                           36,754,795
                                                                                ----------




                                                                         Devon-1

Devon Series
Statement of Net Assets (Continued)


                                                         Principal       Market
                                                           Amount         Value
Repurchase Agreements-3.44%
With BNP Paribas 3.96% 7/2/01
   (dated 6/29/01, collateralized
   by $351,000 U.S. Treasury
   Bills due 12/13/01, market
   value $345,682) ...............................       $338,000       $338,000
With Cantor Fitzgerald 3.96%
   7/2/01 (dated 6/29/01,
   collateralized by $101,000
   U.S.  Treasury Bills due 9/27/01,
   market value $99,863 and
   $78,000 U.S. Treasury Bills
   due 11/8/01, market value
   $77,004 and $130,000 U.S.
   Treasury Bills due 11/15/01,
   market value $128,311) ........................        299,000        299,000

                                                         Principal       Market
                                                           Amount         Value
REPURCHASE AGREEMENTS (Continued)
With J.P. Morgan Chase 3.96%
   7/2/01 (dated 6/29/01, collateralized
   by $356,000 U.S.  Treasury
   Bills  due 9/6/01, market
   value $353,355) ...............................       $345,000   $   345,000
With UBS Warburg 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $321,000 U.S. Treasury Bills due
   9/27/01, market value $318,404) ...............        312,000       312,000
                                                                    -----------
Total Repurchase Agreements
   (cost $1,294,000) .............................                    1,294,000
                                                                    -----------



TOTAL MARKET VALUE OF SECURITIES-101.22% (cost $38,306,846) .......  38,048,795

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.22%) ...........    (457,263)
                                                                    -----------
NET ASSETS APPLICABLE TO 3,343,540 SHARES OUTSTANDING-100.00% ..... $37,591,532
                                                                    ===========

NET ASSET VALUE-DEVON SERIES STANDARD CLASS
 ($37,587,240 / 3,343,158 SHARES) .................................      $11.24
                                                                         ======

NET ASSET VALUE-DEVON SERIES SERVICE CLASS ($4,292 / 382 SHARES) ..      $11.24
                                                                         ======

COMPONENTS OF NET ASSETS AT JUNE 30, 2001:
Shares of beneficial interest (unlimited authorization-no par) .... $48,093,843
Undistributed net investment income ...............................     101,921
Accumulated net realized loss on investments ...................... (10,346,181)
Net unrealized depreciation of investments ........................    (258,051)
                                                                    -----------
Total net assets .................................................. $37,591,532
                                                                    ===========
------------
+Non-income producing security for the period ended June 30, 2001.


                             See accompanying notes



                                                                         Devon-2

Delaware Group Premium Fund-
Devon Series
Statement of Operations
Six Months Ended June 30, 2001
(Unaudited)




INVESTMENT INCOME:
Dividends ........................................    $   242,867
Interest .........................................         19,731
                                                      -----------
                                                          262,598
                                                       -----------

EXPENSES:
Management fees ..................................        132,002
Accounting and administration expenses ...........         10,896
Registration fees ................................          4,900
Reports and statements to shareholders ...........          4,200
Dividend disbursing and transfer agent
   fees and expenses .............................          2,027
Professional fees ................................          1,500
Custodian fees ...................................          1,061
Trustees' fees ...................................            250
Taxes (other than taxes on income) ...............             40
Distribution expense - Service Class .............              4
Other ............................................          4,300
                                                      -----------
                                                          161,180
Less expenses absorbed or waived .................         (1,161)
Less expenses paid indirectly ....................           (467)
                                                      -----------
Total expenses ...................................        159,552
                                                      -----------

NET INVESTMENT INCOME ............................        103,046
                                                      -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized loss on investments .................     (2,257,614)
Net change in unrealized appreciation
   /depreciation of investments ..................        213,382
                                                      -----------

NET REALIZED AND UNREALIZED
   LOSS ON INVESTMENTS ...........................     (2,044,232)
                                                      -----------

NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .....................    $(1,941,186)
                                                      ===========

                             See accompanying notes

Delaware Group Premium Fund-
Devon Series
Statements of Changes in Net Assets

                                                       Six Months       Year
                                                      Ended 6/30/01    Ended
                                                      (Unaudited)     12/31/00
                                                      ----------      --------


INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ............................  $    103,046   $    270,304
Net realized loss on investments .................    (2,257,614)    (5,533,807)
Net change in unrealized appreciation /
   depreciation of investments ...................       213,382     (1,965,812)
                                                     -----------   ------------
Net decrease in net assets
   resulting from operations .....................    (1,941,186)    (7,229,315)
                                                     -----------   ------------

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ................................      (270,234)      (735,763)
   Service Class .................................           (24)             -
                                                     -----------   ------------
                                                        (270,258)      (735,763)
                                                     -----------   ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ................................     1,167,270      3,537,604
   Service Class                                               -          5,000
Netasset value of shares issued upon reinvestment
   of dividends and distributions:
   Standard Class ................................       270,234        735,763
   Service Class .................................            24              -
                                                     -----------   ------------
                                                       1,437,528      4,278,367
                                                     -----------   ------------
Cost of shares repurchased:
   Standard Class ................................    (5,406,494)   (30,470,664)
   Service Class                                               -              -
                                                     -----------   ------------
                                                      (5,406,494)   (30,470,664)
                                                     -----------   ------------
Decrease in net assets derived
   from capital share transactions ...............    (3,968,966)   (26,192,297)
                                                     -----------   ------------

NET DECREASE IN NET ASSETS .......................    (6,180,410)   (34,157,375)

NET ASSETS:
Beginning of period ..............................    43,771,942     77,929,317
                                                     -----------    -----------
End of period ....................................   $37,591,532    $43,771,942
                                                     ===========    ===========

                             See accompanying notes



                                                                         Devon-3

Delaware Group Premium Fund-Devon Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:


                                                                              Devon Series Standard Class
                                                              Six Months
                                                                Ended                                           5/1/97(2)
                                                              6/30/01(1)      Year Ended December 31,              to
                                                             (Unaudited)    2000         1999        1998       12/31/97
                                                             -----------------------------------------------------------

Net asset value, beginning of period ........................ $11.880     $13.620      $15.440     $12.730      $10.000

Income (loss) from investment operations:
Net investment income(3) ....................................   0.029       0.061        0.113       0.106        0.080
Net realized and unrealized gain (loss) on investments ......  (0.592)     (1.650)      (1.669)      2.889        2.650
                                                              -------     -------       -------    -------       ------
Total from investment operations ............................  (0.563)     (1.589)      (1.556)      2.995        2.730
                                                              -------     -------       -------    -------       ------

Less dividends and distributions:
Dividends from net investment income ........................  (0.077)     (0.151)      (0.090)     (0.080)           -
Distributions from net realized gain on investments .........       -           -       (0.174)     (0.205)           -
                                                              -------     -------       -------    -------       ------
Total dividends and distributions ...........................  (0.077)     (0.151)      (0.264)     (0.285)           -
                                                              -------     -------       -------    -------       ------

Net asset value, end of period .............................. $11.240     $11.880      $13.620     $15.440      $12.730
                                                              =======     =======      =======     =======      =======

Total return(4) .............................................  (4.70%)    (11.76%)     (10.13%)     24.05%       27.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................... $37,587     $43,767      $77,929     $68,714      $16,653
Ratio of expenses to average net assets .....................   0.79%       0.80%        0.75%       0.66%        0.80%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ..................   0.80%       0.84%        0.75%       0.66%        0.91%
Ratio of net investment income to average net assets ........   0.51%       0.48%        0.90%       1.30%        2.01%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly .   0.50%       0.44%        0.90%       1.30%        1.90%
Portfolio turnover ..........................................     58%        137%         101%         34%          80%



--------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2001 and the year ended December 31, 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes



                                                                         Devon-4

Delaware Group Premium Fund-Devon Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout the period was as follows:


                                                           Devon Series Service Class
                                                             Six Months
                                                              Ended        5/1/00(2)
                                                              6/30/01(1)     To
                                                            (Unaudited)   12/31/00
                                                             ---------    --------

Net asset value, beginning of period ......................  $11.870     $13.180

Income (loss) from investment operations:
Net investment income(3) ..................................    0.020       0.024
Net realized and unrealized loss on investments ...........   (0.586)     (1.334)
                                                             -------     -------
Total from investment operations ..........................   (0.566)     (1.310)
                                                             -------     -------

Less dividends and distributions:
Dividends from net investment income ......................   (0.064)          -
Distributions from net realized gain on investments                -           -
                                                             -------     -------
Total dividends and distributions .........................   (0.064)          -
                                                             -------     -------

Net asset value, end of period ............................  $11.240     $11.870
                                                             =======     =======

Total return(4) ...........................................   (4.73%)     (9.94%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................       $4          $5
Ratio of expenses to average net assets ...................    0.94%       0.95%
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly ..............    0.95%       1.00%
Ratio of net investment income to average net assets ......    0.36%       0.29%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses
     paid indirectly ......................................    0.35%       0.24%
Portfolio turnover ........................................      58%        137%

------------
(1)  Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes


                                                                         Devon-5

Delaware Group Premium Fund-Devon Series
Notes to Financial Statements
June 30, 2001
(Unaudited)

Delaware Group Premium Fund (the "Trust") is organized as a Delaware business trust and offers 19 series: Balanced Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, High Yield Series, International Equity Series, REIT Series, Select Growth Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, Technology and Innovation Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Devon Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the lasted quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $467 for the period ended June 30, 2001. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended June 30, 2001. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated at the rate of 0.65% on the first $500 million of average daily net assets of the series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on the average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through October 31, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.


                                                                         Devon-6

Devon Series
Notes to Financial Statements (Continued)


Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets.

At June 30, 2001 the Series had liabilities payable to affiliates as follows:

                                          Dividend disbursing,        Other
     Investment                           transfer agent fees,       expenses
     management                               accounting             payable
   fee payable to                        and other expenses           to DMC
       DMC                                 payable to DSC         and affiliates
   --------------                       --------------------      --------------
     $20,604                                    $1,860                $1,618

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments

For the period ended June 30, 2001, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

   Purchases ...........................   $23,138,866
   Sales ...............................   $26,771,647

At June 30, 2001, the cost of investments for federal income tax purposes approximates the cost for book purposes. At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                           Aggregate         Aggregate
     Cost of               unrealized       unrealized        Net unrealized
   investments            appreciation     depreciation        depreciation
   -----------            ------------     ------------       --------------
   $38,306,846             $2,215,231      ($2,473,282)         ($258,051)

For federal income tax purposes, the Series had accumulated capital losses as of June 30, 2001 of $6,893,745, which may be carried forward and applied against future capital gains. Such capital loss carry forwards will expire as follows:
$2,345,618 expires in 2007 and $4,548,127 expires in 2008.

4. Capital Shares

Transactions in capital shares were as follows:
                                                       Six Months        Year
                                                         Ended           Ended
                                                        6/30/01        12/31/00
                                                       ----------      --------
Shares sold:
   Standard Class ..................................      97,125        273,627
   Service Class ...................................           -            379

Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class ..................................      25,638         56,772
   Service Class ...................................           3              -
                                                         -------      ---------
                                                         122,766        330,778
                                                         -------      ---------

Shares repurchased:
   Standard Class ..................................    (464,714)    (2,367,539)
   Service Class ...................................           -              -
                                                         -------      ---------
                                                        (464,714)    (2,367,539)
                                                         -------      ---------
Net decrease .......................................    (341,948)    (2,036,761)
                                                         =======      =========

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2001, or at any time during the period.


                                                                         Devon-7

Delaware Group Premium Fund-Emerging Markets Series
Statement of Net Assets
June 30, 2001 (Unaudited)

                                                                         Market
                                                        Number of        Value
                                                         Shares         (U.S.$)
 COMMON STOCK-96.24%
 Argentina-1.59%
+Central Puerto Class B ........................          76,417      $   91,739
 Transportadora de Gas del Sur Class B .........          97,900         135,160
                                                                      ----------
                                                                         226,899
                                                                      ----------
 Brazil-14.06%
 Aracruz Celulose ADR ..........................          19,900         372,130
 Brasil Telecom ................................      28,410,939         169,120
+Companhia Energetica de Minas
   Gerais GDR ..................................       2,700,000          32,262
 Companhia Energetica
   de Minas Gerais .............................           9,654         114,956
 Companhia Paranaense
   de Energia Copel ADR ........................          38,972         292,680
 Gerdau Metalurgica ............................      29,178,000         386,673
 Petroleo Brasileiro Petrobras .................           9,776         228,949
 Renner Participacoes ..........................         870,000           1,909
 Rossi Residential GDR .........................           8,100           9,996
 Telecomunicacoes de Minas Gerais ..............       3,363,000         219,183
 Uniao de Bancos Brasileiros ...................       7,844,000         177,227
                                                                      ----------
                                                                       2,005,085
                                                                      ----------
 Chile-3.22%
 Administradora de Fondos
   de Pensiones Provida ADR ....................          15,500         372,000
 Empresa Nacional Electricidad ADR .............           7,800          87,750
                                                                      ----------
                                                                         459,750
                                                                      ----------
 China-11.15%
 Beijing Capital International Airport .........       1,292,000         405,831
+China Mobile ..................................          33,000         174,312
 Guangshen Railway .............................       2,128,000         387,415
 Yanzhou Coal Mining ...........................         524,000         241,852
 Zhejiang Expressway ...........................       1,568,000         381,959
                                                                      ----------
                                                                       1,591,369
                                                                      ----------
 Croatia-2.33%
 Zagrebacka Banka GDR ..........................          16,615         333,131
                                                                      ----------
                                                                         333,131
                                                                      ----------
 Egypt-1.96%
+Mobilel-Egyptian Mobile Services ..............          13,765         204,921
 Paints and Chemical Industries GDR ............          50,850          75,004
                                                                      ----------
                                                                         279,925
                                                                      ----------
 Estonia-1.54%
 Eesti Telekom GDR .............................           7,391          87,583
 Hansabank .....................................          16,270         132,211
                                                                      ----------
                                                                         219,794
                                                                      ----------
 Greece-1.54%
 Hellenic Telecommunication ADR ................          34,205         219,254
                                                                      ----------
                                                                         219,254
                                                                      ----------
 Hungary-1.85%
+Gedeon Richter GDR ............................           4,766         263,917
                                                                      ----------
                                                                         263,917
                                                                      ----------
 India-10.92%
+Gas Authority of India GDR ....................          39,732         342,689
+ICICI ADR .....................................          25,310         232,852
+India Fund ....................................          26,900         278,684
+Larsen & Toubro GDR ...........................           8,450          86,612

                                                                         Market
                                                        Number of        Value
                                                         Shares         (U.S.$)
 COMMON STOCK (Continued)
 India (Continued)
 Mahanagar Telephone Nigam GDR .................          46,000      $  257,600
+Videsh Sanchar Nigam ADR ......................          26,877         360,152
                                                                      ----------
                                                                       1,558,589
                                                                      ----------
 Israel-2.08%
 Bank Hapoalim .................................         105,891         259,522
 ECI Telecom ...................................           7,497          37,485
                                                                      ----------
                                                                         297,007
                                                                      ----------
 Malaysia-1.49%
 Petronas Dagangan Berhad ......................         214,000         212,874
                                                                      ----------
                                                                         212,874
                                                                      ----------
 Mexico-5.17%
 ALFA Class A ..................................         189,800         264,106
 Cemex de C.V ..................................          85,898         456,763
+Grupo Minsa ADR ...............................           2,400           2,760
+Grupo Minsa Class C ...........................         103,096          13,663
                                                                      ----------
                                                                         737,292
                                                                      ----------
 Peru-1.06%
 Banco de Credito del Peru Class C .............          67,626          25,836
 Creditcorp ....................................          15,100         126,085
                                                                      ----------
                                                                         151,921
                                                                      ----------
 Russia-5.85%
 Gazprom ADR ...................................           1,900          21,375
 Gazprom 144A ADR ..............................          22,966         258,368
 Lukoil Holdings ADR ...........................           5,400         259,012
+Norlisk Nickel ADR ............................          16,400         295,962
                                                                      ----------
                                                                         834,717
                                                                      ----------
 South Africa-17.03%
 ABSA Group ....................................          92,052         432,741
 African Bank Investments ......................         144,421         164,127
 Impala Platinum Holdings ......................           3,300         165,340
+Iscor .........................................         141,164         508,452
 Network Healthcare Holdings ...................       1,450,351         331,451
 Profurn Limited Holdings ......................         728,418          67,853
 Sanlam ........................................         240,500         328,576
 Sappi .........................................          23,500         206,939
 Sasol .........................................          24,500         223,961
                                                                      ----------
                                                                       2,429,440
                                                                      ----------
 South Korea-4.84%
 Pohang Iron & Steel ...........................             500          39,985
 Pohang Iron & Steel ADR .......................          17,180         338,789
 Samsung Electronics ...........................           2,100         310,037
                                                                      ----------
                                                                         688,811
                                                                      ----------
 Taiwan-5.21%
+China Steel ADR ...............................           7,284          72,840
+China Steel GDR ...............................          19,795         197,950
+United Microelectronics ADR ...................          15,301         136,179
+Yageo GDR .....................................          14,595          63,124
+Yageo 144A GDR ................................          63,132         273,045
                                                                      ----------
                                                                         743,138
                                                                      ----------
 Thailand-3.35%
 Electricity Generating Public Company .........         392,100         337,943
 Hana Microelectronics .........................          89,800         139,909
                                                                      ----------
                                                                         477,852
                                                                      ----------
 Total Common Stock
   (cost $15,032,052) ..........................                      13,730,765
                                                                      ----------

                                                              Emerging Markets-1

Emerging Markets Series
Statement of Net Assets (Continued)


                                                                        Market
                                                          Principal     Value
                                                            Amount     (U.S. $)
Repurchase Agreements-2.41%
With BNP Paribas 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $93,000 U.S. Treasury Bills
   due 12/31/01, market value
   $91,897)...........................................       $89,900     $89,900
With Cantor Fitzgerald 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $27,000 U.S. Treasury Bills
   due 9/27/01, market value
   $26,548 and $21,000 U.S.
   Treasury Bills due 11/8/01,
   market value $20,471 and $35,000
   U.S. Treasury Bills due 11/15/01,
   market value $34,110) .............................        79,500      79,500

                                                                        Market
                                                          Principal     Value
                                                            Amount     (U.S. $)
Repurchase Agreements (Continued)
With J.P. Morgan Chase 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $95,000 U.S. Treasury Bills due 9/6/01,
   market value $93,937)..............................       $91,700   $  91,700
With UBS Warburg 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $85,000 U.S. Treasury Bills due 9/27/01,
   market value $84,645)..............................        82,900      82,900
                                                                       ---------
Total Repurchase Agreements
   (cost $344,000)....................................                   344,000
                                                                       ---------


TOTAL MARKET VALUE OF SECURITIES-98.65% (COST $15,376,052) .......   14,074,765

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.35% ............      192,448
                                                                    -----------
NET ASSETS APPLICABLE TO 2,020,393 SHARES OUTSTANDING-100.00% ....  $14,267,213
                                                                    ===========
NET ASSET VALUE-EMERGING MARKETS SERIES STANDARD CLASS
  ($13,761,956 / 1,948,892 SHARES) ...............................        $7.06
                                                                          =====
NET ASSET VALUE-EMERGING MARKETS SERIES SERVICE CLASS
  ($505,257 / 71,501 SHARES) .....................................        $7.07
                                                                          =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2001:
Shares of beneficial interest (unlimited authorization-no par) ...  $16,837,722
Undistributed net investment income*                                    140,411
Accumulated net realized loss on investments .....................   (1,405,736)
Net unrealized depreciation of investments and foreign
  currencies .....................................................   (1,305,184)
                                                                    -----------
Total net assets .................................................  $14,267,213
                                                                    ===========

-----------------
+ Non-income producing security for the period ended June 30, 2001.
* Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  ADR-American Depositary Receipts
  GDR-Global Depositary Receipts

                             See accompanying notes


                                                              Emerging Markets-2

Delaware Group Premium Fund-
Emerging Markets Series
Statement of Operations
Six Months Ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:
Dividends ....................................................       $  294,494
Interest .....................................................           23,770
Foreign tax withheld .........................................          (13,802)
                                                                     ----------
                                                                        304,462
                                                                     ----------
EXPENSES:
Management fees ..............................................           83,259
Custodian fees ...............................................            9,980
Accounting and administration expenses .......................            3,000
Registration fees ............................................            1,050
Professional fees ............................................            1,000
Trustees' fees ...............................................              640
Dividend disbursing and transfer agent fees
   and expenses ..............................................              635
Distribution expense-Service Class ...........................              219
Other ........................................................            1,813
                                                                     ----------
                                                                        101,596
Less expenses absorbed or waived .............................           (3,157)
Less expenses paid indirectly ................................             (571)
                                                                     ----------
Total expenses ...............................................           97,868
                                                                     ----------

NET INVESTMENT INCOME ........................................          206,594
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
   Investments ...............................................         (644,135)
   Foreign currencies ........................................          (29,152)
                                                                     ----------
Net realized loss ............................................         (673,287)
Net change in unrealized appreciation / depreciation
   of investments and foreign currencies .....................        2,000,844
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FOREIGN CURRENCIES ........................        1,327,557
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS ..............................................       $1,534,151
                                                                     ==========
                             See accompanying notes

Delaware Group Premium Fund-
Emerging Markets Series
Statements of Changes in Net Assets

                                                      Six Months       Year
                                                     Ended 6/30/01     Ended
                                                      (Unaudited)    12/31/00
                                                     -------------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ...........................    $   206,594    $   216,886
Net realized loss on investments
   and foreign currencies .......................       (673,287)      (525,940)
Net change in unrealized appreciation /
   depreciation of investments and
   foreign currencies ...........................      2,000,844     (3,510,578)
                                                     -----------    -----------
Net increase (decrease) in net assets
   resulting from operations ....................      1,534,151     (3,819,632)
                                                     -----------    -----------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...............................        (62,403)      (252,413)
   Service Class ................................           (798)            --
                                                     -----------    -----------
                                                         (63,201)       252,413)
                                                     -----------    -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................      1,800,321      7,937,223
   Service Class ................................        618,657         49,793
Net asset value of shares issued upon reinvestment
   of dividends and distributions:
   Standard Class ...............................         62,403        252,413
   Service Class ................................            798             --
                                                     -----------    -----------
                                                       2,482,179      8,239,429
                                                     -----------    -----------
Cost of shares repurchased:
   Standard Class ...............................     (1,698,423)
   Service Class ................................       (180,942)        (1,183)
                                                     -----------    -----------
                                                      (1,879,365)    (5,322,778)
                                                     -----------    -----------
Increase in net assets derived from capital
   share transactions ...........................        602,814      2,916,651
                                                     -----------    -----------

NET INCREASE (DECREASE) IN
   NET ASSETS ...................................      2,073,764     (1,155,394)

NET ASSETS:
Beginning of period .............................     12,193,449     13,348,843
                                                     -----------    -----------
End of period ...................................    $14,267,213    $12,193,449
                                                     ===========    ===========

                             See accompanying notes

                                                              Emerging Markets-3

Delaware Group Premium Fund-Emerging Markets Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         Emerging Markets Series Standard Class
                                                             Six Months
                                                               Ended                                           5/1/97(2)
                                                             6/30/01(1)        Year Ended December 31,            to
                                                            (Unaudited)     2000        1999         1998      12/31/97
                                                            -----------------------------------------------------------
Net asset value, beginning of period ......................... $6.310      $8.400       $5.810      $8.880      $10.000

Income (loss) from investment operations:
Net investment income(3) .....................................  0.104       0.116        0.126       0.171        0.060
Net realized and unrealized gain (loss) on
   investments and foreign currencies ........................  0.678      (2.064)       2.597      (2.991)      (1.180)
                                                               ------      ------       ------      ------      -------
Total from investment operations .............................  0.782      (1.948)       2.723      (2.820)      (1.120)
                                                               ------      ------       ------      ------      -------

Less dividends and distributions:
Dividends from net investment income ......................... (0.032)     (0.142)      (0.133)     (0.030)           -
Distributions from net realized gain on investments ..........      -           -            -      (0.220)           -
                                                               ------      ------       ------      ------      -------
Total dividends and distributions ............................ (0.032)     (0.142)      (0.133)     (0.250)           -
                                                               ------      ------       ------      ------      -------

Net asset value, end of period ............................... $7.060      $6.310       $8.400      $5.810      $ 8.880
                                                               ======      ======       ======      ======      =======

Total return(4) .............................................. 12.45%     (23.60%)      48.28%     (32.48%)     (11.20%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ......................$13,762     $12,148      $13,349      $5,356       $5,776
Ratio of expenses to average net assets ......................  1.46%       1.52%        1.47%       1.50%        1.50%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ...................  1.51%       1.68%        1.53%       1.67%        2.45%
Ratio of net investment income to average net assets .........  3.11%       1.55%        1.88%       2.34%        0.89%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly ..  3.06%       1.37%        1.82%       2.17%       (0.06%)
Portfolio turnover ...........................................    43%         19%          20%         38%          48%

--------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
    Total investment return reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes

                                                              Emerging Markets-4

Delaware Group Premium Fund-Emerging Markets Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout the period was as follows:

                                                                    Emerging Markets Series Service Class
                                                                        Six Months
                                                                           Ended          5/1/00(2)
                                                                         6/30/01(1)          To
                                                                        (Unaudited)       12/31/00
                                                                        -----------       --------
Net asset value, beginning of period ..................................   $6.310           $7.540

Income (loss) from investment operations:
Net investment income(3) ..............................................    0.099            0.064
Net realized and unrealized gain (loss) on investments
     and foreign currencies ...........................................    0.685           (1.294)
                                                                          ------           ------
Total from investment operations ......................................    0.784           (1.230)
                                                                          ------           ------

Less dividends and distributions:
Dividends from net investment income ..................................   (0.024)               -
Distributions from net realized gain on investments ...................        -                -
                                                                          ------           ------
Total dividends and distributions .....................................   (0.024)               -
                                                                          ------           ------

Net asset value, end of period ........................................   $7.070           $6.310
                                                                          ======           ======

Total return(4) .......................................................   12.47%          (16.31%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...............................     $505              $45
Ratio of expenses to average net assets ...............................    1.61%            1.67%
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly ..........................    1.66%            1.90%
Ratio of net investment income to average net assets ..................    2.96%            1.37%
Ratio of net investment loss to average net assets prior to
     expense limitation and expenses paid indirectly ..................    2.91%            1.10%
Portfolio turnover ....................................................      43%              19%

------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
    Total investment return reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes

                                                              Emerging Markets-5

Delaware Group Premium Fund-Emerging Markets Series
Notes to Financial Statements
June 30, 2001
(Unaudited)

Delaware Group Premium Fund (the "Trust") is organized as a Delaware business trust and offers 19 series: Balanced Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, High Yield Series, International Equity Series, REIT Series, Select Growth Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, Technology and Innovation Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Emerging Markets Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation. It seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging market countries.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the Statement of Operations. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $153 for the period ended June 30, 2001. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2001 were approximately $418. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

                                                              Emerging Markets-6

Emerging Markets Series
Notes to Financial Statements (Continued)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware International Advisers Ltd. (DIAL), the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion and 1.10% on average daily net assets in excess of $2.5 billion.

DIAL has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 1.50% of average daily net assets of the Series through October 31, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of Delaware Management Company (DMC) and DIAL, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC and DIAL, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets.

At June 30, 2001, the Series had liabilities payable to affiliates as follows:

                            Dividend disbursing,              Other
      Investment            transfer agent fees,             expenses
      management                accounting                   payable
    fee payable to           and other expenses              to DMC
        DIAL                  payable to DSC              and affiliates
    --------------          --------------------          --------------
      $14,556                     $692                        $593

Certain officers of DIAL, DMC, DSC, and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
During the period ended June 30, 2001, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases .......................................   $3,567,716
Sales ...........................................   $2,628,519

At June 30, 2001, the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                         Aggregate         Aggregate
     Cost of             unrealized        unrealized        Net unrealized
   investments          appreciation      depreciation        depreciation
   -----------          ------------      ------------       -------------
   $15,376,052           $1,189,668       ($2,490,955)        ($1,301,287)

For federal income tax purposes, the Series had accumulated capital losses as of June 30, 2001 of $284,868, which may be carried forward and applied against future capital gains. Such capital loss carry forwards will expire as follows:
$226,403 expires in 2006 and $58,465 expires in 2007.



                                                              Emerging Markets-7

Emerging Markets Series
Notes to Financial Statements (Continued)

4. Capital Shares
Transactions in capital shares were as follows:

                                                         Six Months     Year
                                                           Ended        Ended
                                                         6/30/00(1)    12/31/00
                                                         ----------    --------
Shares sold:
   Standard Class .....................................   265,839       999,893
   Service Class ......................................    90,806         7,382

Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class .....................................     9,811        30,265
   Service Class ......................................       125             -
                                                         --------     ---------
                                                          366,581     1,037,540
                                                         --------     ---------

Shares repurchased:
   Standard Class .....................................  (252,905)     (692,953)
   Service Class ......................................   (26,624)         (188)
                                                         --------     ---------
                                                         (279,529)     (693,141)
                                                         --------     ---------
Net increase ..........................................    87,052       344,399
                                                         ========     =========
5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2001, or at any time during the period.

6. Foreign Exchange Contracts
In the event the Series enters into forward foreign currency exchange contracts it will generally do so as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

No forward foreign currency exchange contracts were outstanding at June 30, 2001.

7. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

                                                              Emerging Markets-8

Delaware Group Premium Fund-Global Bond Series
Statement of Net Assets
June 30, 2001 (Unaudited)

                                                             Market
                                               Principal     Value
                                                Amount*     (U.S. $)
BONDS-95.66%
Australia-9.74%

New South Wales Treasury
   6.50% 5/1/06 ....................   AUD    1,050,000   $  547,826
   8.00% 3/1/08 ....................            500,000      279,982
Queensland Treasury 6.00% 7/14/09 ..          1,400,000      702,300
                                                          ----------
                                                           1,530,108
                                                          ----------
Austria-3.07%
Republic of Austria 7.25% 5/3/07 ...   DEM    1,000,000      482,489
                                                          ----------
                                                             482,489
                                                          ----------
Belgium-2.77%
Kingdom of Belgium 5.75% 9/28/10 ...   EUR      500,000      435,783
                                                          ----------
                                                             435,783
                                                          ----------
Canada-1.31%
Ontario Hydro 5.60% 6/2/08 .........   CAD      320,000      205,369
                                                          ----------
                                                             205,369
                                                          ----------
Finland-3.59%
Finnish Government 5.00% 4/25/09 ...   EUR      670,000      563,769
                                                          ----------
                                                             563,769
                                                          ----------
France-4.24%
France Government Bond (OAT)
   5.50% 10/25/07 ..................   EUR      170,000      148,714
Republic of France 5.00% 7/12/05 ...            600,000      518,135
                                                          ----------
                                                             666,849
                                                          ----------
Germany-14.96%
Depfa Pfandbriefbank 5.625% 2/7/03..   EUR      802,258      691,269
Deutsche Bundesrepunlik 4.75% 7/4/28            450,000      333,757
Deutschland Republic 6.25% 1/4/24 ..          1,000,000      907,151
Westfalische Hypothekbank
   4.50% 3/23/05 ...................            500,000      419,812
                                                          ----------
                                                           2,351,989
                                                          ----------
Greece-1.71%
Hellenic Republic 6.30% 1/29/09 ....   EUR      300,000      268,210
                                                          ----------
                                                             268,210
                                                          ----------
Japan-1.52%
Japan Highway 7.875% 9/27/02 .......   CAD      350,000      238,577
                                                          ----------
                                                             238,577
                                                          ----------
Netherlands-12.09%
DSL Finance 5.75% 3/19/09 ..........   DEM    1,000,000      443,567
DSL Finance 6.00% 2/21/06 ..........          1,400,000      633,881
LKB Baden-Wuert Finance
   6.625% 8/20/03 ..................            700,000      315,925
Netherlands Government 5.75% 1/15/04   EUR      580,000      506,442
                                                          ----------
                                                           1,899,815
                                                          ----------
                                                             Market
                                               Principal     Value
                                                Amount*     (U.S. $)
New Zealand-11.92%
New Zealand Government
   6.00% 11/15/11 .................   NZD     2,000,000   $   765,342
   7.00% 7/15/09 ..................             200,000        82,600
   8.00% 11/15/06 .................           1,600,000       688,136
   8.00% 4/15/04 ..................             800,000       336,585
                                                          -----------
                                                            1,872,663
                                                          -----------
Norway-0.88%
Kingdom of Norway 8.375% 1/27/03 ..   CAD       200,000       138,109
                                                          -----------
                                                              138,109
                                                          -----------
Portugal-2.80%
Portugese Government 5.85% 5/20/10    EUR       500,000       440,528
                                                          -----------
                                                              440,528
                                                          -----------
South Africa-1.46%
Republic of South Africa
   12.50% 1/15/02 .................   ZAR       500,000        62,922
   13.00% 8/31/10 .................           1,200,000       167,164
                                                          -----------
                                                              230,086
                                                          -----------
Supranational-7.70%
International Bank Reconstruction &
   Development
   5.25% 3/20/02 ..................   JPY    60,000,000       499,121
   5.25% 1/12/09 ..................   USD       450,000       434,678
   5.50% 4/15/04 ..................   NZD       700,000       275,395
                                                          -----------
                                                            1,209,194
                                                          -----------
United Kingdom-4.50%
Halifax 5.625% 7/23/07 ............   DEM     1,600,000       706,865
                                                          -----------
                                                              706,865
                                                          -----------
United States-11.40%
Fannie Mae
   1.75% 3/26/08 ..................   JPY    30,000,000       259,399
   6.375% 8/15/07 .................   AUD       250,000       128,558
KFW International Finance
   1.00% 12/20/04 .................   JPY    40,000,000       330,391
U.S. Treasury Inflation Index Notes
   3.375% 1/15/07 .................   USD       289,187       292,802
   3.625% 1/15/08 .................             763,455       780,871
                                                          -----------
                                                            1,792,021
                                                          -----------
Total Bonds (cost $17,348,484) ....                        15,032,424
                                                          -----------

                                                                   Global Bond-1

Global Bond Series
Statement of Net Assets (Continued)

                                                             Market
                                               Principal     Value
                                                Amount*     (U.S. $)
Repurchase Agreements-3.47%
With BNP Paribas 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $148,000 U.S. Treasury
   Bills due 12/13/01, market value
   $145,611)........................... USD     142,400     $142,400
With Cantor Fitzgerald 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $42,000 U.S. Treasury Bills due
   9/27/01, market value $42,038 and
    $33,000 U.S. Treasury Bills due
   11/8/01, market value $32,361 and
   $55,000 U.S. Treasury Bills due
   11/15/01, market value $54,079).....         125,900      125,900

                                                             Market
                                               Principal     Value
                                                Amount*     (U.S. $)
Repurchase Agreements (Continued)
With J.P. Morgan Chase 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $150,000 U.S. Treasury Bills
   due  9/6/01, market
   value $148,839) .................... USD     145,250     $145,250
With UBS Warburg 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $135,000 U.S. Treasury Bills
   due 9/27/01, market
   value $134,124).....................         131,450      131,450
                                                            --------
Total Repurchase Agreements
   (cost $545,000) ....................                      545,000
                                                            --------


TOTAL MARKET VALUE OF SECURITIES-99.13% (COST $17,775,855) ........  15,577,424

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.87% .............     136,107
                                                                    -----------
NET ASSETS APPLICABLE TO 1,753,830 SHARES OUTSTANDING-100.00% ..... $15,713,531
                                                                    ===========
NET ASSET VALUE-GLOBAL BOND SERIES STANDARD CLASS
  ($15,708,547 / 1,753,274 SHARES) ................................       $8.96
                                                                          =====
NET ASSET VALUE-GLOBAL BOND SERIES SERVICE CLASS
  ($4,984 / 556 SHARES) ...........................................       $8.96
                                                                          =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2001:
Shares of beneficial interest (unlimited authorization-no par) .... $18,729,071
Undistributed net investment income** .............................     219,053
Accumulated net realized loss on investments ......................  (1,021,213)
Net unrealized depreciation of investments and foreign
  currencies ......................................................  (2,213,380)
                                                                    -----------
Total net assets .................................................. $15,713,531
                                                                    ===========

---------------
 *Principal amount is stated in the currency in which each bond is denominated.
  AUD - Australian Dollar
  DEM - German Mark
  CAD - Canadian Dollar
  EUR - European Monetary Unit
  JPY - Japanese Yen
  NZD - New Zealand Dollar
  USD - U.S. Dollar
  ZAR - South African Rand
**Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

                             See accompanying notes

                                                                   Global Bond-2

Delaware Group Premium Fund-Global Bond Series
Statement of Operations
Six Months Ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:
Interest ...........................................   $   422,883
                                                       -----------
EXPENSES:
Management fees ....................................        59,805
Custodian fees .....................................         9,548
Accounting and administration expenses .............         3,506
Reports and statements to shareholders .............         3,231
Trustees' fees .....................................         1,025
Dividend disbursing and transfer agent
   fees and expenses ...............................           950
Registration fees ..................................           320
Professional fees ..................................            75
Distribution expense-Service Class .................             4
Other ..............................................         1,084
                                                       -----------
                                                            79,548
Less expenses absorbed or waived ...................       (11,398)
Less expenses paid indirectly ......................          (383)
                                                       -----------
Total expenses .....................................        67,767
                                                       -----------

NET INVESTMENT INCOME ..............................       355,116
                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments .....................................      (628,092)
   Foreign currencies ..............................         2,212
                                                       -----------
Net realized loss ..................................      (625,880)
Net change in unrealized appreciation / depreciation
   of investments and foreign currencies ...........      (704,094)
                                                       -----------
NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FOREIGN CURRENCIES ..............    (1,329,974)
                                                       -----------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................................   $  (974,858)
                                                       ===========

                             See accompanying notes

Delaware Group Premium Fund-Global Bond Series
Statements of Changes in Net Assets

                                               Six Months
                                                 Ended               Year
                                                6/30/01              Ended
                                              (Unaudited)           12/31/00
                                              -----------           --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ...................    $   355,116           $   976,896
Net realized loss on investments
   and foreign currencies ...............       (625,880)             (893,141)
Net change in unrealized appreciation /
   depreciation on investments and
   foreign currencies ...................       (704,094)              (82,985)
                                             -----------           -----------
Net increase (decrease) in net assets
   resulting from operations ............       (974,858)                  770
                                             -----------           -----------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class .......................       (344,355)             (153,893)
   Service Class ........................           (107)                   --
                                             -----------           -----------
                                                (344,462)             (153,893)
                                             -----------           -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .......................      2,595,226             2,405,426
   Service Class ........................             --                 5,000
Net asset value of shares issued upon
   reinvestment of dividends:
   Standard Class .......................        344,355               153,893
   Service Class ........................            107                    --
                                             -----------           -----------
                                               2,939,688             2,564,319
                                             -----------           -----------
Cost of shares repurchased:
   Standard Class .......................     (2,375,175)           (6,173,714)
   Service Class ........................             --                    --
                                             -----------           -----------
                                              (2,375,175)           (6,173,714)
                                             -----------           -----------
Increase (decrease) in net assets derived
   from capital share transactions ......        564,513            (3,609,395)
                                             -----------           -----------

NET DECREASE IN NET ASSETS ..............       (754,807)           (3,762,518)
                                             -----------           -----------
NET ASSETS:
Beginning of period .....................     16,468,338            20,230,856
                                             -----------           -----------
End of period ...........................    $15,713,531           $16,468,338
                                             ===========           ===========

                             See accompanying notes

                                                                   Global Bond-3

Delaware Group Premium Fund-Global Bond Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                 Global Bond Series Standard Class
                                                             Six Months
                                                               Ended                                                       5/2/96(2)
                                                             6/30/01(1)               Year Ended December 31,                 to
                                                            (Unaudited)     2000        1999         1998        1997      12/31/96
                                                            ------------------------------------------------------------------------
Net asset value, beginning of period .......................   $9.730      $9.730      $10.680     $10.500      $10.960     $10.000

Income (loss) from investment operations:
Net investment income(3) ...................................    0.207       0.534        0.576       0.608        0.636       0.339
Net realized and unrealized gain (loss) on
   investments and foreign currencies ......................   (0.770)     (0.453)      (0.950)      0.182       (0.551)      0.831
                                                               ------      ------      -------      ------      -------     -------
Total from investment operations ...........................   (0.563)      0.081       (0.374)      0.790        0.085       1.170
                                                               ------      ------      -------      ------      -------     -------

Less dividends and distributions:
Dividends from net investment income .......................   (0.207)     (0.081)      (0.514)     (0.600)      (0.460)     (0.210)
Distributions from net realized gain on investments ........        -           -       (0.062)     (0.010)      (0.085)      -
                                                               ------      ------      -------      ------      -------     -------
Total dividends and distributions ..........................   (0.207)     (0.081)      (0.576)     (0.610)      (0.545)     (0.210)
                                                               ------      ------      -------      ------      -------     -------

Net asset value, end of period .............................   $8.960      $9.730      $ 9.730     $10.680      $10.500     $10.960
                                                               ======      ======      =======     =======      =======     =======

Total return(4) ............................................   (5.84%)      0.86%       (3.60%)      7.82%        0.88%      11.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ....................  $15,709     $16,463      $20,231     $21,711      $16,876      $9,471
Ratio of expenses to average net assets ....................    0.85%       0.85%        0.85%       0.83%        0.80%       0.80%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly .........    1.00%       0.95%        0.85%       0.92%        1.08%       1.19%
Ratio of net investment income to average net assets .......    4.47%       5.75%        5.64%       5.83%        6.03%       6.51%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly ......    5.00%       5.65%        5.64%       5.74%        5.75%       6.12%
Portfolio turnover .........................................      47%         39%         100%         79%          97%         56%

--------------
(1) Ratios have been annualized and total return has not been annualized. As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was to decrease net investment income per share by $0.032, increase net realized and unrealized gains and losses per share by $0.032 and decrease the ratio of net investment income to average net assets from 5.15% to 4.47%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change on presentation.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2001 and the years ended December 31, 1997, 1998, 1999 and 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes

                                                                   Global Bond-4

Delaware Group Premium Fund-Global Bond Series
Financial Highlights (Continued)


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                      Global Bond Series Service Class
                                                                         Six Months         5/1/00(2)
                                                                      Ended 6/30/01(1)          to
                                                                       (Unaudited)           12/31/00
                                                                      -------------------------------
Net asset value, beginning of period ................................     $9.730              $9.180

Income (loss) from investment operations:
Net investment income(3) ............................................      0.201               0.346
Net realized and unrealized gain (loss) on investments
     and foreign currencies .........................................     (0.774)              0.204
                                                                          ------              ------
Total from investment operations ....................................     (0.573)              0.550
                                                                          ------              ------

Less dividends and distributions:
Dividends from net investment income ................................     (0.197)                  -
Distributions from net realized gain on investments .................          -                   -
                                                                          ------              ------
Total dividends and distributions ...................................     (0.197)                  -
                                                                          ------              ------

Net asset value, end of period ......................................     $8.960              $9.730
                                                                          ======              ======

Total return(4) .....................................................     (5.94%)              5.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .............................         $5                  $5
Ratio of expenses to average net assets .............................      1.00%               1.00%
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly ........................      1.15%               1.16%
Ratio of net investment income to average net assets ................      4.32%               5.65%
Ratio of net investment income to average net assets prior to
     expense limitation and expenses paid indirectly ................      4.85%               5.49%
Portfolio turnover ..................................................        47%                 39%

-------------
(1) Ratios have been annualized and total return has not been annualized. As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was to decrease net investment income per share by $0.032, increase net realized and unrealized gains and losses per share by $0.032 and decrease the ratio of net investment income to average net assets from 5.00% to 4.32%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change on presentation.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes

                                                                   Global Bond-5

Delaware Group Premium Fund-Global Bond Series
Notes to Financial Statements
June 30, 2001
(Unaudited)

Delaware Group Premium Fund (the "Trust") is organized as a Delaware business trust and offers 19 series: Balanced Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, High Yield Series, International Equity Series, REIT Series, Select Growth Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, Technology and Innovation Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Global Bond Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek current income consistent with the preservation of principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Distribution of Income and Gains--As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. Prior to January 1, 2001, the Series did not amortize all premiums and discounts on debt securities for financial reporting purposes, but did amortize in accordance with federal income tax regulations. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $84,164 reduction in cost of securities and a corresponding $84,164 increase in net unrealized appreciation (depreciation), based on securities held by the Series on January 1, 2001.

The effect of this change for the period ended June 30, 2001 was to decrease net investment income by $55,114: increase net unrealized appreciation (depreciation) by $33,465, increase net realized gains (losses) by $21,649. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

                                                                   Global Bond-6

Global Bond Series
Notes to Financial Statements (Continued)

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $184 for the period ended June 30, 2001. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2001 were approximately $199. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware International Advisers Ltd. (DIAL), the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

DIAL has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.85% of average daily net assets of the Series through October 31, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of Delaware Management Company (DMC) and DIAL, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC and DIAL, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets.

At June 30, 2001, the Series had liabilities payable to affiliates as follows:

                          Dividend disbursing,          Other
     Investment           transfer agent fees,         expenses
     management               accounting               payable
   fee payable to          and other expenses           to DMC
       DIAL                 payable to DSC           and affiliates
   --------------         -------------------        --------------
      $9,606                     $875                    $657

Certain officers of DIAL, DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2001, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases .......................................   $4,062,329
Sales ...........................................   $3,475,195

At June 30, 2001, the cost of investments for federal income tax purposes approximates the cost for book purposes. At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                       Aggregate           Aggregate
     Cost of          unrealized          unrealized        Net unrealized
   investments       appreciation        depreciation        depreciation
   -----------       ------------        ------------       --------------
   $17,775,855         $889,193          ($3,087,624)        ($2,198,431)

For federal income tax purposes, the Series had accumulated capital losses as of June 30, 2001, of $405,835, which may be carried forward and applied against future capital gains. Such capital loss carry forwards expire as follows:
$143,243 expires in 2007 and $262,592 expires in 2008.

                                                                   Global Bond-7

Global Bond Series
Notes to Financial Statements (Continued)

4. Capital Shares
Transactions in capital shares were as follows:

                                                        Six Months    Year
                                                           ended      ended
                                                          6/30/01    12/31/00
                                                        ----------   --------
Shares sold:
   Standard Class ....................................    275,122     259,299
   Service Class .....................................          -         545

Shares issued upon reinvestment of dividends:
   Standard Class ....................................     37,430      16,267
   Service Class .....................................         11           -
                                                         --------    --------
                                                          312,563     276,111
                                                         --------    --------
Shares repurchased:
   Standard Class ....................................   (250,745)   (663,975)
   Service Class .....................................          -           -
                                                         --------    --------
                                                         (250,745)   (663,975)
                                                         --------    --------
Net increase (decrease) ..............................     61,818    (387,864)
                                                         ========    ========

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2001, or at any time during the period.

6. Foreign Exchange Contracts
In the event the Series enters into forward foreign currency exchange contracts it will generally do so as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

There were no forward foreign currency exchange contracts outstanding at June 30, 2001.

7. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

                                                                   Global Bond-8

Delaware Group Premium Fund-Growth and Income Series
Statement of Net Assets
June 30, 2001 (Unaudited)

                                                        Number of       Market
                                                         Shares         Value
  COMMON STOCK-97.00%
  Aerospace & Defense-1.18%
  Boeing .......................................          32,100     $ 1,784,760
 *Northrop .....................................          33,900       2,715,390
                                                                     -----------
                                                                       4,500,150
                                                                     -----------
  Automobiles & Automotive Parts-1.41%
  General Motors ...............................          84,100       5,411,835
                                                                     -----------
                                                                       5,411,835
                                                                     -----------
  Banking & Finance-19.89%
  Bank of America ..............................         125,111       7,510,413
  Citigroup ....................................         163,300       8,628,772
  Fannie Mae ...................................          98,800       8,412,820
  First Union ..................................          67,700       2,365,438
  FleetBoston Financial ........................         118,700       4,682,715
  J.P. Morgan Chase ............................         175,970       7,848,262
  KeyCorp ......................................         122,100       3,180,705
  Lehman Brothers Holdings .....................          54,300       4,221,825
  Mellon Financial .............................         142,300       6,545,800
 *Merrill Lynch ................................          61,500       3,643,875
  Morgan Stanley Dean Witter ...................          59,100       3,795,993
  PNC Financial Group ..........................          87,500       5,756,625
 *U.S. Bancorp .................................         212,026       4,832,073
  Wells Fargo ..................................         100,200       4,652,286
                                                                     -----------
                                                                      76,077,602
                                                                     -----------
  Building & Materials-1.09%
  *Air Products and Chemicals ..................          91,200       4,172,400
                                                                     -----------
                                                                       4,172,400
                                                                     -----------
  Cable, Media & Publishing-3.40%
  Gannett ......................................          78,300       5,159,970
 *Knight-Ridder ................................          53,500       3,172,550
  McGraw-Hill ..................................          70,800       4,683,420
                                                                     -----------
                                                                      13,015,940
                                                                     -----------
  Chemicals-1.84%
  Dow Chemical .................................          83,900       2,789,675
  duPont(E.I.)deNemours ........................          88,500       4,269,240
                                                                     -----------
                                                                       7,058,915
                                                                     -----------
  Computers & Technology-8.15%
  Compaq Computer ..............................         234,900       3,638,601
  First Data ...................................          89,800       5,769,650
  International Business Machines ..............          50,300       5,683,900
*+Lexmark International ........................          41,800       2,811,050
  Oracle .......................................         175,000       3,325,000
  Pitney Bowes .................................         116,600       4,911,192
                                                                     -----------
                                                                      26,139,393
                                                                     -----------
  Consumer Products-1.82%
  Procter & Gamble .............................         109,200       6,966,960
                                                                     -----------
                                                                       6,966,960
                                                                     -----------
  Electronics & Electrical Equipment-5.07%
  Emerson Electric .............................          43,800       2,649,900
  General Electric .............................         236,300      11,519,625
  Intel ........................................          73,300       2,144,025
*+National Semiconductor .......................         106,000       3,086,720
 *Minnesota Mining & Manufacturing .............          44,100       5,031,810
                                                                     -----------
                                                                      24,432,080
                                                                     -----------
  Energy-8.04%
  Baker Hughes .................................          97,300       3,259,550
 *Chevron ......................................          74,400       6,733,200

                                                        Number of       Market
                                                         Shares         Value
  COMMON STOCK (Continued)
  Energy (Continued)
  Exxon Mobil ..................................          90,253     $ 7,883,600
 *Halliburton ..................................         116,800       4,158,080
 *Kerr-McGee ...................................          50,100       3,320,127
  Schlumberger .................................          62,500       3,290,625
  Williams .....................................          63,900       2,105,505
                                                                     -----------
                                                                      30,750,687
                                                                     -----------
  Food, Beverage & Tobacco-4.79%
  Anheuser-Busch ...............................         196,100       8,079,320
*+Kraft Foods ..................................         135,700       4,206,700
 *PepsiCo ......................................         136,300       6,024,460
                                                                     -----------
                                                                      18,310,480
                                                                     -----------
  Healthcare & Pharmaceuticals-9.17%
  Abbott Laboratories ..........................          76,400       3,667,964
  American Home Products .......................         105,500       6,165,420
  Baxter International .........................          84,600       4,145,400
  Bristol-Myers Squibb .........................         120,200       6,286,460
 *Johnson & Johnson ............................          80,600       4,030,000
  Merck ........................................          86,400       5,521,824
  Schering-Plough ..............................         145,900       5,287,416
                                                                     -----------
                                                                      35,104,484
                                                                     -----------
  Industrial Machinery-3.98%
 *Caterpillar ..................................         107,400       5,375,370
 *Dover ........................................          56,400       5,888,460
 *SPX ..........................................          31,600       3,955,688
                                                                     -----------
                                                                      15,219,518
                                                                     -----------
  Insurance-5.66%
 *ACE ..........................................          91,700       3,584,553
  Allstate .....................................          97,800       4,302,222
 *Marsh & McLennan .............................          43,400       4,383,400
 *SAFECO .......................................         117,200       3,457,400
 *XL Capital-Class A ...........................          72,000       5,911,200
                                                                     -----------
                                                                      21,638,775
                                                                     -----------
  Leisure, Lodging & Entertainment-0.75%
 *Carnival .....................................         293,300       9,004,310
 *Starwood Hotels & Resorts Worldwide ..........          77,300       2,881,744
                                                                     -----------
                                                                      11,886,054
                                                                     -----------
  Metals & Mining-1.51%
  Alcoa ........................................         146,700       5,779,980
                                                                     -----------
                                                                       5,779,980
                                                                     -----------
  Paper & Forest Products-3.17%
 *Georgia-Pacific ..............................          59,000       1,997,150
  International Paper ..........................          74,867       2,672,752
  Kimberly-Clark ...............................         133,200       7,445,880
                                                                     -----------
                                                                      12,115,782
                                                                     -----------
  Retail-4.54%
*+Federated Department Stores ..................         135,300       5,750,250
 *Intimate Brands ..............................         198,000       2,983,860
  RadioShack ...................................         100,900       3,077,450
  Target .......................................         161,100       5,574,060
                                                                     -----------
                                                                      17,385,620
                                                                     -----------
  Telecommunications-3.18%
  BellSouth ....................................          69,900       2,814,873
  SBC Communications ...........................         112,924       4,523,735
  Verizon Communications .......................          90,270       4,829,445
                                                                     -----------
                                                                      12,168,053
                                                                     -----------

                                                             Growth and Income-1

Growth and Income Series
Statement of Net Assets (Continued)
                                                        Number of       Market
                                                         Shares         Value
Common Stock (Continued)
Textiles, Apparel & Furniture-0.09%
NIKE .........................................            8,600     $    361,114
                                                                    ------------
                                                                         361,114
                                                                    ------------
Transportation & Shipping-4.95%
CSX ..........................................          111,500        4,040,760
Union Pacific ................................          107,500        5,902,825
                                                                    ------------
                                                                       9,943,585
                                                                    ------------
Utilities-3.32%
Allegheny Energy .............................           54,500        2,629,625
Dominion Resources ...........................           84,200        5,062,946
Duke Energy ..................................          128,800        5,024,488
                                                                    ------------
                                                                      12,717,059
                                                                    ------------
Total Common Stock
  (cost $325,916,077) ........................                       371,156,466
                                                                    ------------

                                                        Principal       Market
                                                         Amount         Value
Repurchase Agreements-0.43%
With BNP Paribas 3.96% 7/2/01
   (dated 6/29/01, collateralized
   by $442,000 U.S.Treasury Bills
   due 12/31/01, market value $434,373) ........      $  425,000      $  425,000
With Cantor Fitzgerald 3.96% 7/2/01
   (dated 6/29/01, collateralized
   by $127,000 U.S. Treasury Bills
   due 9/27/01, market value
   $125,484 and $98,000
   U.S. Treasury Bills due 11/8/01,
   market value $96,761 and
   $163,000 U.S. Treasury Bills
   due 11/15/01, market value $161,231) ........         375,800         375,800
With J.P. Morgan Chase 3.96% 7/2/01
   (dated 6/29/01, collateralized
   by $447,000 U.S. Treasury Bills
   due 9/6/01, market value $444,014) ..........         433,200         433,200
With UBS Warburg 3.96% 7/2/01
   (dated 6/29/01, collateralized
   by $404,000 U.S. Treasury Bills
   due 9/27/01, market value $400,096) .........         392,000         392,000
                                                                       ---------
Total Repurchase Agreements
   (cost $1,626,000) ...........................                       1,626,000
                                                                       ---------

TOTAL MARKET VALUE OF SECURITIES-97.43% (COST $327,542,077) .....   372,782,466

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-2.57% ...........     9,836,149
                                                                   ------------
NET ASSETS APPLICABLE TO 22,951,239 SHARES OUTSTANDING-100.00% ..  $382,618,615
                                                                   ============
NET ASSET VALUE-GROWTH AND INCOME SERIES STANDARD CLASS
   ($380,786,609 / 22,841,389 SHARES) ...........................        $16.67
                                                                         ======
NET ASSET VALUE-GROWTH AND INCOME SERIES SERVICE CLASS
   ($1,832,006 / 109,850 SHARES) ................................        $16.68
                                                                         ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2001:
Shares of beneficial interest (unlimited authorization-no par) ..  $365,991,391
Undistributed net investment income .............................     2,554,881
Accumulated net realized loss on investments ....................   (31,168,046)
Net unrealized appreciation of investments ......................    45,240,389
                                                                   ------------
Total net assets ................................................  $382,618,615
                                                                   ============
--------------
*Fully or partially on loan. See Note #6 in "Notes to Financial Statements." +Non-income producing security for the period ended June 30, 2001.

                             See accompanying notes

                                                             Growth and Income-2

Delaware Group Premium Fund-
Growth and Income Series
Statement of Operations
Six Months Ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:
Dividends ................................................         $  3,621,915
Interest .................................................              128,352
Security lending income ..................................               32,345
                                                                   ------------
                                                                      3,782,612
                                                                   ------------
EXPENSES:
Management fees ..........................................            1,095,080
Accounting and administration expenses ...................               83,762
Reports and statements to shareholders ...................               59,981
Dividend disbursing and transfer agent
   fees and expenses .....................................               18,829
Custodian fees ...........................................               10,390
Professional fees ........................................                2,450
Trustees' fees ...........................................                1,400
Distribution expense-Service Class .......................                  684
Other ....................................................                4,722
                                                                   ------------
                                                                      1,277,298
Less expenses paid indirectly ............................               (4,381)
                                                                   ------------
Total expenses ...........................................            1,272,917
                                                                   ------------

NET INVESTMENT INCOME ....................................            2,509,695
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized gain on investments .........................           22,475,906
Net change in unrealized appreciation /
   depreciation of investments ...........................          (29,923,727)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ........................................           (7,447,821)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .......................................         ($ 4,938,126)
                                                                   ============
                             See accompanying notes

Delaware Group Premium Fund-
Growth and Income Series
Statements of Changes in Net Assets

                                                     Six Months       Year
                                                   Ended 6/30/01      Ended
                                                    (Unaudited)      12/31/00
                                                   -------------     --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ...........................  $  2,509,695    $  7,004,498
Net realized gain (loss) on investments .........    22,475,906     (39,720,935)
Net change in unrealized appreciation /
   depreciation of investments ..................   (29,923,727)     67,250,406
                                                   ------------    ------------
Net increase (decrease) in net assets
   resulting from operations ....................    (4,938,126)     34,533,969
                                                   ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...............................      (707,536)     (6,931,435)
   Service Class ................................          (864)         (1,097)
Net realized gain on investments:
   Standard Class ...............................            --     (37,472,692)
   Service Class ................................            --              --
                                                   ------------    ------------
                                                       (708,400)    (44,405,224)
                                                   ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................   107,393,645      84,053,141
   Service Class ................................     1,498,844         573,945
Net asset value of shares issued upon reinvestment
   of dividends and
   distributions:
   Standard Class ...............................       707,536      44,404,127
   Service Class ................................           864           1,097
                                                   ------------    ------------
                                                    109,600,889     129,032,310
                                                   ------------    ------------
Cost of shares repurchased:
   Standard Class ...............................  (122,120,914)   (220,054,204)
   Service Class ................................       (77,753)       (172,386)
                                                   ------------    ------------
                                                   (122,198,667)   (220,226,590)
                                                   ------------    ------------
Decrease in net assets derived from capital
   share transactions ...........................   (12,597,778)    (91,194,280)
                                                   ------------    ------------

NET DECREASE IN NET ASSETS ......................   (18,244,304)   (101,065,535)

NET ASSETS:
Beginning of period .............................   400,862,919     501,928,454
                                                   ------------    ------------
End of period ...................................  $382,618,615    $400,862,919
                                                   ============    ============

                             See accompanying notes

                                                             Growth and Income-3

Delaware Group Premium Fund-Growth and Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            Growth and Income Series Standard Class
                                                            Six Months
                                                          Ended 6/30/01(1)                 Year Ended December 31,
                                                            (Unaudited)     2000        1999         1998        1997         1996
                                                          -------------------------------------------------------------------------
Net asset value, beginning of period ....................     $16.910     $17.020      $19.420     $18.800      $15.980     $14.830

Income (loss) from investment operations:
Net investment income(2) ................................       0.109       0.268        0.323       0.361        0.324       0.377
Net realized and unrealized gain (loss)
   on investments .......................................      (0.318)      1.329       (0.882)      1.636        4.216       2.398
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ........................      (0.209)      1.597       (0.559)      1.997        4.540       2.775
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income ....................      (0.031)     (0.275)      (0.361)     (0.327)      (0.370)     (0.420)
Distributions from net realized gain
   on investments .......................................           -      (1.432)      (1.480)     (1.050)      (1.350)     (1.205)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions .......................      (0.031)     (1.707)      (1.841)     (1.377)      (1.720)     (1.625)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ..........................     $16.670     $16.910      $17.020     $19.420      $18.800     $15.980
                                                              =======     =======      =======     =======      =======     =======

Total return(3) .........................................      (1.16%)     11.33%       (2.98%)     11.35%       31.00%      20.72%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .................    $380,787    $440,442     $501,928    $579,907     $401,402    $166,647
Ratio of expenses to average net assets .................       0.67%       0.68%        0.71%       0.71%        0.71%       0.67%
Ratio of net investment income to average net assets ....       1.32%       1.75%        1.75%       2.00%        2.02%       2.66%
Portfolio turnover ......................................        110%         80%          92%         81%          54%         81%

--------------
(1) Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the period ended June 30, 2001 and the year ended December 31, 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                             See accompanying notes

                                                             Growth and Income-4

Delaware Group Premium Fund-Growth and Income Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout the period was as follows:

                                                                 Growth and Income Series Service Class
                                                                       Six Months        5/1/00(2)
                                                                     Ended 6/30/01(1)       to
                                                                       (Unaudited)       12/31/00
                                                                     ----------------    ---------
Net asset value, beginning of period ...............................     $16.910          $14.640

Income from investment operations:
Net investment income(3) ...........................................       0.096            0.167
Net realized and unrealized gain (loss) on investments .............      (0.309)           2.353
                                                                         -------          -------
Total from investment operations ...................................      (0.213)           2.520
                                                                         -------          -------

Less dividends:
Dividends from net investment income ...............................      (0.017)          (0.250)
                                                                         -------          -------
Total dividends ....................................................      (0.017)          (0.250)
                                                                         -------          -------

Net asset value, end of period .....................................     $16.680          $16.910
                                                                         =======          =======

Total return(4) ....................................................      (1.19%)          17.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ............................      $1,832             $421
Ratio of expenses to average net assets ............................       0.82%            0.79%
Ratio of net investment income to average net assets ...............       1.17%            1.63%
Portfolio turnover .................................................        110%              80%

-----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                             See accompanying notes

                                                             Growth and Income-5

Delaware Group Premium Fund-Growth and Income Series
Notes to Financial Statements
June 30, 2001 (Unaudited)

Delaware Group Premium Fund (the "Trust") is organized as a Delaware business trust and offers 19 series: Balanced Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, High Yield Series, International Equity Series, REIT Series, Select Growth Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, Technology and Innovation Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Growth and Income Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation with current income as a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $4,381 for the period ended June 30, 2001. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended June 30, 2001. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on the average daily net assets in excess of $2.5 billion. DMC has elected to cap the management fee at 0.60% indefinitely.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through October 31, 2001. No reimbursement was due for the period ended June 30, 2001.

                                                             Growth and Income-6

Growth and Income Series
Notes to Financial Statements (Continued)

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets.

At June 30, 2001, the Series had liabilities payable to affiliates as follows:

                           Dividend disbursing,           Other
    Investment             transfer agent fees,           expenses
    management                 accounting                 payable
   fee payable to           and other expenses            to DMC
        DMC                   payable to DSC          and affiliates
   ---------------         -------------------        --------------
     $189,885                     $18,448                 $15,110

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2001, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases .....................................   $206,437,856
Sales .........................................   $222,025,736

At June 30, 2001, the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                        Aggregate          Aggregate
     Cost of           unrealized         unrealized       Net unrealized
   investments        appreciation       depreciation       appreciation
   -----------        ------------       ------------      --------------
   $327,542,077       $52,631,574        ($7,391,185)        $45,240,389

For federal income tax purposes, the Series had accumulated capital losses as of June 30, 2001, of $49,340,000 which may be carried forward and applied against future capital gains. Such capital loss carry forwards expire in 2008.

4. Capital Shares
Transactions in capital shares were as follows:

                                                       Six Months      Year
                                                          Ended        Ended
                                                         6/30/01      12/31/00
                                                       ----------     --------
Shares sold:
   Standard Class ...................................   6,468,786     5,426,132
   Service Class ....................................      89,552        35,041

Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class ...................................      46,671     3,107,652
   Service Class ....................................          57            68
                                                       ----------   -----------
                                                        6,605,066     8,568,893
                                                       ----------   -----------
Shares repurchased:
   Standard Class ...................................  (7,360,963)  (14,333,714)
   Service Class ....................................      (4,649)      (10,219)
                                                       ----------   -----------
                                                       (7,365,612)  (14,343,933)
                                                       ----------   -----------
Net decrease ........................................    (760,546)   (5,775,040)
                                                       ==========   ===========

                                                             Growth and Income-7

Growth and Income Series
Notes to Financial Statements (Continued)


5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2001, or at any time during the period.

6. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of the securities issued in the United States. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 2001 were as follows:

                   Market value
                  of securities                  Market value
                     on loan                     of collateral
                  -------------                  -------------
                   $59,692,302                    $60,897,000

                                                             Growth and Income-8

Delaware Group Premium Fund-Growth Opportunities Series
Statement of Net Assets
June 30, 2001 (Unaudited)

                                           Number of     Market
                                            Shares       Value
  COMMON STOCK-93.30%
  Banking & Finance-16.39%
 +Charter One Financial .............        56,500   $ 1,802,350
 +Concord EFS .......................       121,000     6,293,210
  Heller Financial ..................       127,900     5,116,000
  Lehman Brothers Holdings ..........        55,100     4,284,025
  Synovus Financial .................       137,200     4,305,336
 +Willis Group Holdings .............        23,900       424,225
  Zions Bancorp .....................        89,300     5,268,700
                                                      -----------
                                                       27,493,846
                                                      -----------
  Basic Industry/Capital Goods-2.03%
  PerkinElmer .......................       123,800     3,408,214
                                                      -----------
                                                        3,408,214
                                                      -----------
  Business Services/Media &
  Publishing-1.35%
*+Lamar Advertising .................        51,300     2,257,200
                                                      -----------
                                                        2,257,200
                                                      -----------
  Business Services/Other-8.94%
 *Affiliated Computer Services ......        58,000     4,170,780
 +Convergys .........................       101,700     3,076,425
 +Fiserv ............................        44,300     2,834,314
 +Robert Half International .........        66,000     1,642,740
 +SunGard Data Systems ..............       108,400     3,253,084
                                                      -----------
                                                       14,977,343
                                                      -----------
  Consumer Non-Durable/Textiles &
  Apparel-1.85%
 *Cintas ............................        67,000     3,098,750
                                                      -----------
                                                        3,098,750
                                                      -----------
  Consumer Services/Entertainment &
  Leisure-5.74%
*+Adelphia Communications Class A ...       127,900     5,243,900
*+Charter Communications Class A ....       187,300     4,373,455
                                                      -----------
                                                        9,617,355
                                                      -----------
  Consumer Services/Restaurants-5.47%
 +Brinker International .............       102,300     2,644,455
  Darden Restaurants ................       167,400     4,670,460
 +Jack in the Box ...................        70,700     1,845,270
                                                      -----------
                                                        9,160,185
                                                      -----------
  Energy-1.50%
*+Cooper Cameron ....................        45,100     2,516,580
                                                      -----------
                                                        2,516,580
                                                      -----------
  Healthcare & Pharmaceuticals-4.18%
 +Cephalon ..........................        23,500     1,656,750
 +Genentech .........................        47,500     2,617,250
 +IDEC Pharmaceuticals ..............        25,600     1,732,864
 +Invitrogen ........................        13,900       998,020
                                                      -----------
                                                        7,004,884
                                                      -----------
                                           Number of     Market
                                            Shares       Value
  COMMON STOCK (Continued)
  Insurance-14.77%
  ACE Limited ......................       136,800   $ 5,347,512
  Ambac Financial Group ............       113,300     6,594,060
  MGIC Investment ..................        91,200     6,624,768
  XL Capital Limited Class A .......        75,400     6,190,340
                                                     -----------
                                                      24,756,680
                                                     -----------
  Real Estate-1.60%
  Host Marriott ....................        64,600       808,792
  LNR Property .....................        53,400     1,869,000
                                                     -----------
                                                       2,677,792
                                                     -----------
  Retail-12.53%
 +Bed Bath & Beyond ................       196,600     6,133,920
  Dollar General ...................        72,000     1,404,000
 +Dollar Tree Stores ...............       120,350     3,350,544
 +Kohl's ...........................        93,000     5,833,890
 +Office Depot .....................       161,600     1,677,408
 +Starbucks ........................       113,200     2,603,600
                                                     -----------
                                                      21,003,362
                                                     -----------
  Technology/Communications-6.53%
*+American Tower Class A ...........        85,500     1,767,285
 +Applied Micro Circuits ...........        69,500     1,195,400
*+Extreme Networks .................        63,300     1,867,350
*+Finisar ..........................        43,300       808,844
*+ONI Systems ......................        89,600     2,499,840
*+Sonus Networks ...................       120,000     2,803,200
                                                     -----------
                                                      10,941,919
                                                     -----------
  Technology/Hardware-5.20%
  Altera ...........................        55,300     1,603,700
 +Lam Research .....................        57,700     1,710,805
 +Network Appliance ................        76,400     1,046,680
 +Novellus Systems .................        46,800     2,657,772
 +Tektronix ........................        62,500     1,696,875
                                                     -----------
                                                       8,715,832
                                                     -----------
  Technology/Software-4.27%
*+Peregrine Systems ................       156,400     4,535,600
 +VERITAS Software .................        39,450     2,624,609
                                                     -----------
                                                       7,160,209
                                                     -----------
  Utilities/Telecommunications-0.95%
*+McLeodUSA Class A ................       346,100     1,588,599
                                                     -----------
                                                       1,588,599
                                                     -----------
  Total Common Stock
    (cost $133,607,618) ............                 156,378,750
                                                     -----------


                                                          Growth Opportunities-1

Growth Opportunities Series
Statement of Net Assets (Continued)


                                                       Principal       Market
                                                         Amount        Value
Repurchase Agreements-9.29%
With BNP Paribas 3.96% 7/2/01
   (dated 6/29/01, collateralized by $4,230,000
   U.S. Treasury Bills due 12/13/01,
   market value $4,160,474) ........................   $4,068,700     $4,068,700
With Cantor Fitzgerald 3.96% 7/2/01
   (dated 6/29/01, collateralized by $1,212,000
   U.S. Treasury Bills due 9/27/01,
   market value $1,201,872 and $939,000
   U.S. Treasury Bills due 11/8/01,
   market value $926,827 and $1,565,000
   U.S. Treasury Bills due 11/15/01,
   market value $1,544,319) ........................    3,599,300      3,599,300

                                                       Principal       Market
                                                         Amount        Value
Repurchase Agreements (Continued)
With J.P. Morgan Chase 3.96% 7/2/01
   (dated 6/29/01, collateralized by $4,282,000
   U.S. Treasury Bills due 9/6/01,
   market value $4,252,805) ........................   $4,150,250     $4,150,250
With UBS Warburg 3.96% 7/2/01
   (dated 6/29/01, collateralized by $3,866,000
   U.S. Treasury Bills due 9/27/01,
   market value $3,832,165) ........................    3,755,750      3,755,750
                                                                      ----------
Total Repurchase Agreements
   (cost $15,574,000) ..............................                  15,574,000
                                                                      ==========


TOTAL MARKET VALUE OF SECURITIES-102.59% (COST $149,181,618) .....  171,952,750

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(2.59%) ..........   (4,346,276)
                                                                   ------------
NET ASSETS APPLICABLE TO 10,768,300 SHARES OUTSTANDING-100.00% ... $167,606,474
                                                                   ============
NET ASSET VALUE-GROWTH OPPORTUNITIES SERIES STANDARD CLASS
  ($138,892,776 / 8,920,971 SHARES) ..............................       $15.57
                                                                         ======
NET ASSET VALUE-GROWTH OPPORTUNITIES SERIES SERVICE CLASS
  ($28,713,698 / 1,847,329 SHARES) ...............................       $15.54
                                                                         ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2001:
Shares of beneficial interest (unlimited authorization-no par) ... $165,885,016
Undistributed net investment loss ................................      (13,364)
Accumulated net realized loss on investments .....................  (21,036,310)
Net unrealized appreciation of investments .......................   22,771,132
                                                                   ------------
Total net assets ................................................. $167,606,474
                                                                   ============

+ Non-income producing security for the period ended June 30, 2001.
* Fully or partially on loan. See Note #6 in "Notes to Financial Statements".

                             See accompanying notes

                                                          Growth Opportunities-2

Delaware Group Premium Fund-
Growth Opportunities Series
Statement of Operations
Six Months Ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:
Interest ...........................................   $    392,904
Dividends ..........................................        327,937
Security lending income ............................         44,079
                                                       ------------
                                                            764,920
                                                       ------------
EXPENSES:
Management fees ....................................        665,330
Accounting and administration expenses .............         40,536
Distribution expense - Service Class ...............         21,428
Dividend disbursing and transfer agent
   fees and expenses ...............................         12,511
Professional fees ..................................          8,808
Reports and statements to shareholders .............          7,300
Custodian fees .....................................          6,656
Trustees' fees .....................................          3,000
Taxes (other than taxes on income) .................          2,107
Registration fees ..................................          1,000
Other ..............................................         15,623
                                                       ------------
                                                            784,299
Less expenses absorbed or waived ...................         (3,629)
Less expenses paid indirectly ......................         (2,386)
                                                       ------------
Total expenses .....................................        778,284
                                                       ------------

NET INVESTMENT LOSS ................................        (13,364)
                                                       ------------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
Net realized loss on investments ...................    (20,255,096)
Net change in unrealized appreciation / depreciation
   of investments ..................................     (6,393,702)
                                                       ------------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ..................................    (26,648,798)
                                                       ------------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................................   ($26,662,162)
                                                       ============

                             See accompanying notes

Delaware Group Premium Fund-
Growth Opportunities Series
Statements of Changes in Net Assets

                                                   Six Months         Year
                                                  Ended 6/30/01       Ended
                                                   (Unaudited)       12/31/00
                                                  -------------      --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment loss ............................ ($     13,364)   ($    873,523)
Net realized gain (loss) on investments ........   (20,255,096)      39,878,145
Net change in unrealized appreciation /
   depreciation of investments .................    (6,393,702)     (60,048,010)
                                                 -------------    -------------
Net decrease in net assets resulting
   from operations .............................   (26,662,162)     (21,043,388)
                                                 -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments:
   Standard Class ..............................   (33,514,750)     (23,169,557)
   Service Class ...............................    (6,742,377)              --
                                                 -------------    -------------
                                                   (40,257,127)     (23,169,557)
                                                 -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..............................     3,917,822       42,388,484
   Service Class ...............................    33,980,040       34,094,221
Net asset value of shares issued upon
   reinvestment of distributions:
Standard Class .................................    33,514,750       23,169,557
Service Class ..................................     6,742,377               --
                                                 -------------    -------------
                                                    78,154,989       99,652,262
                                                 -------------    -------------
Cost of shares repurchased:
   Standard Class ..............................   (22,472,989)     (61,752,984)
   Service Class ...............................   (29,285,299)      (1,619,116)
                                                 -------------    -------------
                                                   (51,758,288)     (63,372,100)
                                                 -------------    -------------
Increase in net assets derived from capital
   share transactions ..........................    26,396,701       36,280,162
                                                 -------------    -------------

NET DECREASE IN NET ASSETS .....................   (40,522,588)      (7,932,783)

NET ASSETS:
Beginning of period ............................   208,129,062      216,061,845
                                                 -------------    -------------
End of period .................................. $ 167,606,474    $ 208,129,062
                                                 =============    =============

                             See accompanying notes

                                                          Growth Opportunities-3

Delaware Group Premium Fund-Growth Opportunities Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       Growth Opportunities Series Standard Class
                                                            Six Months
                                                              Ended
                                                            6/30/01(1)                    Year Ended December 31,
                                                           (Unaudited)     2000        1999         1998        1997         1996
                                                           ------------------------------------------------------------------------
Net asset value, beginning of period .....................    $23.990     $28.550      $18.550     $17.270      $15.890     $15.130

Income (loss) from investment operations:
Net investment income (loss)(2) ..........................      0.001      (0.106)      (0.055)     (0.026)      (0.010)     (0.015)
Net realized and unrealized gain (loss) on investments ...     (3.660)     (1.459)      11.055       2.901        2.260       2.030
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations .........................     (3.659)     (1.565)      11.000       2.875        2.250       2.015
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income .....................          -           -            -           -            -      (0.070)
Distributions from net realized gain on investments ......     (4.761)     (2.995)      (1.000)     (1.595)      (0.870)     (1.185)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ........................     (4.761)     (2.995)      (1.000)     (1.595)      (0.870)     (1.255)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ...........................    $15.570     $23.990      $28.550     $18.550      $17.270     $15.890
                                                              =======     =======      =======     =======      =======     =======

Total return(3) ..........................................    (12.75%)     (8.52%)      62.94%      18.81%       14.90%      14.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................   $138,893    $180,008     $216,062    $130,548     $110,455     $79,900
Ratio of expenses to average net assets ..................      0.85%       0.84%        0.82%       0.80%        0.80%       0.80%
Ratio of expenses to average net assets prior to
     expense limitation and expenses paid indirectly .....      0.85%       0.84%        0.82%       0.86%        0.87%       0.82%
Ratio of net investment loss to average net assets .......      0.01%      (0.36%)      (0.27%)     (0.16%)      (0.06%)     (0.11%)
Ratio of net investment loss to average net assets
     prior to expense limitation and expenses paid
     indirectly ..........................................      0.01%      (0.36%)      (0.27%)     (0.22%)      (0.13%)     (0.13%)
Portfolio turnover .......................................       127%        128%         132%        142%         134%         85%

-------------
(1) Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the period ended June 30, 2001 and the years ended December 31, 1997, 1998, 1999 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return for the years ended December 31, 1996, 1997 and 1998 reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes

                                                          Growth Opportunities-4

Delaware Group Premium Fund-Growth Opportunities Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                        Growth Opportunities Service Class
                                                            Six Months         5/1/00(2)
                                                          Ended 6/30/01(1)        to
                                                            (Unaudited)        12/31/00
                                                          ----------------     --------
Net asset value, beginning of period ....................     $23.980           $28.020

Loss from investment operations:
Net investment loss(3) ..................................      (0.012)           (0.087)
Net realized and unrealized loss on investments .........      (3.667)           (3.953)
                                                              -------           -------
Total from investment operations ........................      (3.679)           (4.040)
                                                              -------           -------

Less dividends and distributions:
Dividends from net investment income ....................           -                 -
Distributions from net realized gain on investments .....      (4.761)                -
                                                              -------           -------
Total dividends and distributions .......................      (4.761)                -
                                                              -------           -------

Net asset value, end of period ..........................     $15.540           $23.980
                                                              =======           =======

Total return(4) .........................................     (12.85%)          (14.42%)

Ratios and supplemental data:
Net assets, end of year (000 omitted) ...................      28,714           $28,122
Ratio of expenses to average net assets .................       1.00%             0.99%
Ratio of net investment loss to average net assets ......      (0.14%)           (0.47%)
Portfolio turnover ......................................        127%              128%

-------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                             See accompanying notes

                                                          Growth Opportunities-5

Delaware Group Premium Fund-Growth Opportunities Series
Notes to Financial Statements
June 30, 2001 (Unaudited)

Delaware Group Premium Fund (the "Trust") is organized as a Delaware business trust and offers 19 series: Balanced Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, High Yield Series, International Equity Series, REIT Series, Select Growth Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, Technology and Innovation Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Growth Opportunities Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $2,041 for the period ended June 30, 2001. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2001 were approximately $345. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed 0.85% of average daily net assets of the Series through October 31, 2001.

                                                          Growth Opportunities-6

Growth Opportunities Series
Notes to Financial Statements (Continued)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates (Continued)
The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets.

At June 30, 2001, the Series had liabilities payable to affiliates as follows:

                           Dividend disbursing,
        Investment         transfer agent fees,
        management             accounting               Other expenses
      fee payable to        and other expenses          payable to DMC
           DMC                payable to DSC            and affiliates
      --------------       --------------------         --------------
        $100,350                 $7,812                    $5,828

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2001, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases .....................................   $103,337,878
Sales .........................................   $108,456,805

At June 30, 2001, the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                          Aggregate          Aggregate
      Cost of             unrealized         unrealized        Net unrealized
    investments          appreciation       depreciation        appreciation
    -----------          ------------       ------------       --------------
   $149,181,618           $32,434,077       ($9,662,945)        $22,771,132

4. Capital Shares
Transactions in capital shares were as follows:

                                                        Six Months      Year
                                                          Ended        Ended
                                                         6/30/01      12/31/00
                                                        ----------    --------
Shares sold:
   Standard Class ...................................     202,852     1,421,824
   Service Class ....................................   1,940,020     1,231,024

Shares issued upon reinvestment of
   distributions:
   Standard Class ...................................   2,435,665       685,896
   Service Class ....................................     490,712             -
                                                       ----------    ----------
                                                        5,069,249     3,338,744
                                                       ----------    ----------
Shares repurchased:
   Standard Class ...................................  (1,220,506)   (2,173,159)
   Service Class ....................................  (1,756,174)      (58,253)
                                                       ----------    ----------
                                                       (2,976,680)   (2,231,412)
                                                       ----------    ----------
Net increase ........................................   2,092,569     1,107,332
                                                       ==========    ==========

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2001, or at any time during the period.

                                                          Growth Opportunities-7

Growth Opportunities Series
Notes to Financial Statements (Continued)

6. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of the securities issued in the U.S. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 2001 were as follows:

                    Market value
                   of securities              Market value
                      on loan                 of collateral
                   -------------              -------------
                    $31,208,470                $31,408,500

7. Credit and Market Risk
The Series invests a significant portion of its assets in small- and medium-sized companies and may be subject to certain risks associated with ownership of securities of small- and medium-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.


                                                          Growth Opportunities-8

Delaware Group Premium Fund-High Yield Series
Statement of Net Assets
June 30, 2001 (Unaudited)

                                                         Principal      Market
                                                           Amount        Value
   CORPORATE BONDS-85.27%
   Aerospace & Defense-0.32%
   Alliant Techsystems 144A
    8.50% 5/15/11 ..................................  $   175,000     $  177,625
                                                                      ----------
                                                                         177,625
                                                                      ----------
   Automobiles & Automotive Parts-1.91%
   Hayes Lemmerz 144A 11.875% 6/15/06 ..............      240,000        234,000
   Navistar Intl 144A 9.375% 6/1/06 ................      250,000        255,000
   Neff 10.25% 6/1/08 ..............................      350,000        194,250
   Neff 10.25% 6/1/08 ..............................      650,000        360,750
                                                                      ----------
                                                                       1,044,000
                                                                      ----------
   Banking, Finance & Insurance-4.94%
   Beaver Valley Funding 9.00% 6/1/17 ..............      600,000        643,012
 **Coaxial LLC 12.875% 8/15/08 .....................      400,000        297,000
   Finova Capital 6.625% 9/15/01 ...................      650,000        620,377
   Midland Funding II 11.75% 7/23/05 ...............      125,000        137,344
   Petrobras Intl Finance 144A
    9.75% 7/6/11 ...................................      675,000        675,000
   Sovereign Bancorp 10.50% 11/15/06 ...............      300,000        327,750
                                                                      ----------
                                                                       2,700,483
                                                                      ----------
   Buildings & Materials-1.83%
   Beazer Homes USA 8.625% 5/15/11 .................      425,000        426,063
   KB HOME 9.50% 2/15/11 ...........................      275,000        277,750
   Ryland Group 9.125% 6/15/11 .....................      300,000        297,750
                                                                      ----------
                                                                       1,001,563
                                                                      ----------
   Cable, Media & Publishing-13.71%
   Adelphia Communications
    10.25% 6/15/11 .................................      550,000        544,500
    10.50% 7/15/04 .................................      300,000        304,125
   Charter Communications
   **9.92% 4/1/11 ..................................    1,650,000      1,134,374
     10.00% 4/1/09 .................................      575,000        586,500
   Coaxial Communications
     10.00% 8/15/06 ................................      300,000        300,000
   CSC Holdings 7.25% 7/15/08 ......................      475,000        456,614
   Echostar Broadband 10.375% 10/1/07 ..............      750,000        753,750
**Insight Communications 144A
    12.25% 2/15/11 .................................    1,000,000        570,000
   KEY3MEDIA Group 11.25% 6/15/11 ..................      300,000        295,500
   Mediacom LLC 7.875% 2/15/11 .....................      635,000        561,975
   Nextmedia Operating 10.75% 7/1/11 ...............      550,000        552,750
   Penton Media 144A 10.375% 6/15/11 ...............      300,000        297,000
   Rogers Cablesystems
    10.00% 3/15/05 .................................      600,000        643,500
**Telewest Communications
   9.25% 4/15/09 ...................................    1,000,000        492,500
                                                                      ----------
                                                                       7,493,088
                                                                      ----------
   Chemicals-3.72%
   Avecia 11.00% 7/1/09 ............................      350,000        350,000
   IMC Global 7.40% 11/1/02 ........................      625,000        595,026
   Lyondell Chemical 9.875% 5/1/07 .................      300,000        298,500
   Macdermid 144A 9.125% 7/15/11 ...................      450,000        454,500
   Polymer Group 9.00% 7/1/07 ......................      900,000        337,500
                                                                      ----------
                                                                       2,035,526
                                                                      ----------

                                                         Principal      Market
                                                           Amount        Value
   CORPORATE BONDS (Continued)
   Computers & Technology-2.35%
   Amkor Technology 9.25% 5/1/06 ...................   $  325,000     $  315,250
   Fairchild Semiconductor 10.50% 2/1/09 ...........      400,000        392,000
   Lone Star Technologies 144A
    9.00% 6/1/11 ...................................      340,000        329,800
   Seagate Technologies 12.50% 11/15/07 ............      250,000        248,750
                                                                      ----------
                                                                       1,285,800
                                                                      ----------
   Consumer Products-1.03%
   American Greetings
    6.10% 8/1/28 ...................................      375,000        297,288
    11.75% 7/15/08 .................................      275,000        268,125
                                                                      ----------
                                                                         565,413
                                                                      ----------
   Electronics & Electrical Equipment-2.51%
   Avista 144A 9.75% 6/1/08 ........................      300,000        320,617
   BRL Universal Equipment
    8.875% 2/15/08 .................................      325,000        333,125
   Chippac International 12.75% 8/1/09 .............      300,000        293,250
   Flextronics International
    9.875% 7/1/10 ..................................      425,000        425,000
                                                                      ----------
                                                                       1,371,992
                                                                      ----------
   Energy-7.88%
   Chesapeake Energy 144A
    8.125% 4/1/11 ..................................      275,000        258,500
   Grey Wolf 8.875% 7/1/07 .........................      500,000        508,750
   Mission Energy 144A 13.50% 7/15/08 ..............      425,000        420,750
   Parker Drilling 9.75% 11/15/06 ..................      750,000        768,750
   Pride International 10.00% 6/1/09 ...............    1,040,000      1,149,200
   Triton Energy 8.875% 10/1/07 ....................      500,000        515,000
 **Universal Computer 9.875% 2/15/08 ...............      750,000        686,250
                                                                      ----------
                                                                       4,307,200
                                                                      ----------
   Food, Beverage & Tobacco-4.64%
   Advantica Restaurant 11.25% 1/15/08 .............      900,000        544,500
   American Restaurant 11.50% 2/15/03 ..............      300,000        286,500
   Avado Brands 11.75% 6/15/09 .....................      775,000        220,875
   CKE Restaurants 9.125% 5/1/09 ...................      900,000        629,999
   Di Giorgio 10.00% 6/15/07 .......................      600,000        573,000
   National Wine & Spirits
    10.125% 1/15/09 ................................      275,000        279,813
                                                                      ----------
                                                                       2,534,687
                                                                      ----------
   Healthcare & Pharmaceuticals-7.14%
   Davita 144A 9.25% 4/15/11 .......................      300,000        307,500
   Fresensius Medical Care 9.00% 12/1/06 ...........      450,000        459,000
   HCA 7.875% 2/1/11 ...............................      250,000        252,565
   Healthsouth 8.50% 2/1/08 ........................      275,000        278,675
   Kinetic Concepts Series B
    9.625% 11/1/07 .................................      775,000        716,876
   King Pharmaceutical 10.75% 2/15/09 ..............      225,000        246,375
   Magellan Health Services 144A
    9.375% 11/15/07 ................................      400,000        408,500
   Tenet Healthcare 7.625% 6/1/08 ..................      600,000        612,750
   Triad Hospitals 144A 8.75% 5/1/09 ...............      610,000        623,725
                                                                      ----------
                                                                       3,905,966
                                                                      ----------
   Industrial Machinery-1.35%
   Allied Waste NA 144A 8.875% 4/1/08 ..............      300,000        309,375
   Briggs&Stratton 144A 8.875% 3/15/11 .............      425,000        431,375
                                                                      ----------
                                                                         740,750
                                                                      ----------



                                                                    High Yield-1

High Yield Series
Statement of Net Assets (Continued)


                                                         Principal      Market
                                                           Amount        Value
   CORPORATE BONDS (Continued)
   Leisure, Lodging & Entertainment-4.63%
   Alliance Gaming 10.00% 8/1/07 ...................   $  575,000     $  572,125
   Anchor Gaming 9.875% 10/15/08 ...................      360,000        384,300
   Extended Stay America 144A
    9.875% 6/15/11 .................................      150,000        149,625
   Felcor Lodging 8.50% 6/1/11 .....................      300,000        288,000
   Host Marriot 8.375% 2/15/06 .....................      275,000        270,188
   La Quinta Properties 7.40% 9/15/05 ..............      300,000        280,500
 **Premier Parks 10.00% 4/1/08 .....................      400,000        325,000
   Station Casinos 9.875% 7/1/10 ...................      250,000        260,313
                                                                      ----------
                                                                       2,530,051
                                                                      ----------
   Metals & Mining-2.27%
   Jorgensen Earle 9.50% 4/1/05 ....................      450,000        434,250
   P&L Coal 9.625% 5/15/08 .........................      242,000        256,520
   WCI Steel 10.00% 12/1/04 ........................      800,000        548,000
                                                                      ----------
                                                                       1,238,770
                                                                      ----------
   Packaging & Containers-0.47%
   Stone Container 144A 9.25% 2/1/08 ...............      250,000        255,313
                                                                         255,313
   Paper & Forest Products-3.23%
   Doman Industries
    8.75% 3/15/04 ..................................      225,000        139,500
    12.00% 7/1/04 ..................................      275,000        283,250
   Gaylord Container Series B
    9.75% 6/15/07 ..................................      630,000        400,050
   Potlatch Corp 144A 10.00% 7/15/11 ...............      300,000        303,000
   Tembec Industries 8.50% 2/1/11 ..................      275,000        281,875
   Tembec Industries 144A 8.50% 2/1/11 .............      350,000        358,750
                                                                      ----------
                                                                       1,766,425
                                                                      ----------
   Retail-4.07%
   Grupo Elektra 12.00% 4/1/08 .....................      590,000        585,575
   J Crew Operating 10.375% 10/15/07 ...............      850,000        726,750
   Levi Strauss 11.625% 1/15/08 ....................      575,000        520,375
   Saks 7.25% 12/1/04 ..............................      415,000        392,175
                                                                      ----------
                                                                       2,224,875
                                                                      ----------
   Telecommunications-9.92%
   Advanstar Communications
    12.00% 2/15/11 .................................      350,000        358,750
   American Tower 144A 9.375% 2/1/09 ...............      550,000        515,625
   Crown Castle International 144A
    9.375% 8/1/11 ..................................      400,000        363,000
   Global Crossing 9.125% 11/15/06 .................      325,000        257,563
   Horizon Pcs 14.00% 10/1/10 ......................    1,050,000        414,750
   Insight Midwest 144A 10.50% 11/1/10 .............      250,000        265,000
 **Level 3 Communications
    12.875% 3/15/10 ................................      380,000         81,700
   McLeodUSA 11.375% 1/1/09 ........................      550,000        349,250
   Metromedia Fiber 10.00% 12/15/09 ................      200,000         77,000
 **Microcell Telecommunications
    14.00% 6/1/06 ..................................      400,000        298,000

                                                         Principal      Market
                                                           Amount        Value
   CORPORATE BONDS (Continued)
   Telecommunications (Continued)
   Nextel International 12.75% 8/1/10 ..............   $1,350,000     $  394,875
 **Nextel Partners 14.00% 2/1/09 ...................      450,000        257,625
 **Nextlink Communications
    12.125% 12/1/09 ................................      875,000        135,625
 **NTL Communications 11.50% 2/1/06 ................    1,000,000        679,999
   Paxson Comm 144A 10.75% 7/15/08 .................      275,000        275,000
   Time Warner Telecom 10.125% 2/1/11 ..............      175,000        158,375
 **Ubiquitel Operating 14.00% 4/15/10 ..............    1,350,000        540,000
                                                                      ----------
                                                                       5,422,137
                                                                      ----------
   Transportation-1.30%
   Atlas Air 10.75% 8/1/05 .........................      600,000        471,000
   Teekay Shipping 144A 8.875% 7/15/11 .............      235,000        238,525
                                                                      ----------
                                                                         709,525
                                                                      ----------
   Utilities-5.48%
   AES 9.375% 9/15/10 ..............................      425,000        431,375
   Azurix 10.75% 2/15/10 ...........................      275,000        284,625
   Calpine
    8.50% 5/1/08 ...................................      625,000        610,123
    10.50% 5/15/06 .................................      300,000        306,000
   CMS Energy 9.875% 10/15/07 ......................      275,000        286,993
   PSG&E Energy Holdings 144A
    10.375% 5/16/11 ................................      500,000        499,843
   Sesi LLC 144A 8.875% 5/15/11 ....................      575,000        579,313
                                                                      ----------
                                                                       2,998,272
                                                                      ----------
   Miscellaneous-0.57%
   Stewart Enterprises 144A
    10.75% 7/1/08 ..................................      300,000        310,500
                                                                      ----------
                                                                         310,500
                                                                      ----------
   Total Corporate Bonds
   (cost $48,134,525) ..............................                  46,619,961
                                                                      ----------

   Foreign Bonds-4.07%
   Brazil-1.02%
   Federal Republic  of Brazil
    11.00% 8/17/40 .................................      750,000        557,625
                                                                      ----------
                                                                         557,625
                                                                      ----------
   Columbia-1.66%
   Republic Of Colombia 8.375% 2/15/27 .............    1,295,000        906,500
                                                                      ----------
                                                                         906,500
                                                                      ----------
   Philippines-1.39%
   Republic of Philippines
    9.875% 1/15/19 .................................      870,000        759,075
                                                                      ----------
                                                                         759,075
                                                                      ----------
   Total Foreign Bonds
   (cost $2,235,409) ...............................                   2,223,200
                                                                      ----------




                                                                    High Yield-2

High Yield Series
Statement of Net Assets (Continued)


                                                          Number of     Market
                                                           Shares        Value
   PREFERRED STOCK-4.23%
   CSC Holdings PIK 11.125% ........................        7,296     $  780,718
   Dobson Preferred PIK 12.25% .....................           10            903
   Intermedia Communications PIK
    13.50% .........................................            8            850
   Nextel Communications
    PIK 13.00% .....................................       12,659        787,991
   Rural Cellular PIK 11.375% ......................        8,307        691,516
   XO Communications PIK 14.00% ....................       11,086         52,659
   Total Preferred Stock                                              ----------
    (cost $3,260,824) ..............................                   2,314,637
                                                                      ----------

                                                          Number of     Market
                                                           Shares        Value
   RIGHTS AND WARRANTS-0.08%
  *Electronic Retailing System .....................          500     $        5
  *Gothic Energy ...................................        1,400             14
  *Horizon PCS .....................................        1,050         20,869
  *KMC Telecom Holdings ............................        1,500            375
  *Nextel International ............................          300          6,000
  *Terex-Appreciation ..............................          800         16,820
                                                                      ----------
   Total Rights and Warrants
   (cost $127,813) .................................                      44,083
                                                                      ----------

TOTAL MARKET VALUE OF SECURITIES-93.65% (COST $53,973,314) ...........................     51,201,881

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-6.35% ................................      3,473,489
                                                                                         ------------
NET ASSETS APPLICABLE TO 10,776,718 SHARES OUTSTANDING-100.00% .......................   $ 54,675,370
                                                                                         ============
NET ASSET VALUE-HIGH YIELD SERIES STANDARD CLASS ($51,442,871 / 10,139,570 SHARES) ...          $5.07
                                                                                                =====
NET ASSET VALUE-HIGH YIELD SERIES SERVICE CLASS ($3,232,499 / 637,148 SHARES) ........          $5.07
                                                                                                =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2001:
Shares of beneficial interest (unlimited authorization-no par) .......................   $107,756,051
Undistributed net investment income ..................................................      3,629,230
Accumulated net realized loss on investments .........................................    (53,938,478)
Net unrealized depreciation of investments ...........................................     (2,771,433)
                                                                                         ------------
Total net assets .....................................................................   $ 54,675,370
                                                                                         ============

-----------
* Non-income producing security for the period ended June 30, 2001.
**Zero coupon bond as of June 30, 2001. The interest rate shown is the step-up rate.

PIK-Pay-in-kind stock

                             See accompanying notes



                                                                    High Yield-3

Delaware Group Premium Fund-High Yield Series
Statement of Assets and Liabilities
June 30, 2001 (Unaudited)

ASSETS:
Investments at market (cost $53,758,752) ........................    $51,201,881
Receivable for securities sold ..................................      5,911,159
Dividends and interest receivable ...............................      1,002,656
Subscriptions receivable ........................................         57,368
Other assets ....................................................          2,938
                                                                     -----------
Total Assets ....................................................     58,176,002
                                                                     -----------
LIABILITIES:
Payable for securities purchased ................................      2,975,649
Liquidations payable ............................................         16,126
Accrued expenses ................................................         10,216
Other accounts payable ..........................................        498,641
                                                                     -----------
Total liabilities ...............................................      3,500,632
                                                                     -----------

TOTAL NET ASSETS ................................................    $54,675,370
                                                                     ===========


                             See accompanying notes

Delaware Group Premium Fund-High Yield Series
Statement of Operations
Six Months Ended June 30, 2001 (Unaudited)

INVESTMENT INCOME:
Interest ........................................................   $ 3,888,339
Dividends .......................................................       187,597
                                                                    -----------
                                                                      4,075,936
                                                                    -----------
Expenses:
Management fees .................................................       195,223
Accounting and administration expenses ..........................        13,209
Reports and statements to shareholders ..........................        11,441
Custodian fees ..................................................         9,207
Dividend disbursing and transfer agent
 fees and expenses ..............................................         3,061
Trustees' fees ..................................................         2,153
Professional fees ...............................................         1,728
Distribution expense - Service Class ............................         1,383
Registration fees ...............................................           675
Other ...........................................................         4,360
                                                                    -----------
 ................................................................       242,440
                                                                    -----------
Less expenses paid indirectly ...................................        (3,334)
                                                                    -----------
Total expenses ..................................................       239,106
                                                                    -----------

NET INVESTMENT INCOME ...........................................     3,836,830
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized loss on investments ................................   (13,922,617)
Net change in unrealized appreciation /
   depreciation of investments ..................................     5,879,963
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS .................................................    (8,042,654)
                                                                    -----------
NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ......................................   ($4,205,824)
                                                                    ===========

                             See accompanying notes



                                                                    High Yield-4

Delaware Group Premium Fund-High Yield Series
Statements of Changes in Net Assets

                                                                                            Six Months
                                                                                              Ended                  Year
                                                                                              6/30/01               Ended
                                                                                            (Unaudited)            12/31/00
                                                                                          -------------         ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ..........................................................           $  3,836,830         $  8,368,105
Net realized loss on investments ...............................................            (13,922,617)         (25,383,259)
Net change in unrealized appreciation / depreciation of investments ............              5,879,963            3,648,850
                                                                                           ------------         ------------
Net decrease in net assets resulting from operations ...........................             14,205,824)         (13,366.304)
                                                                                           ------------         ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class ................................................................             (5,269,940)          (3,224,707)
 Service Class .................................................................               (201,791)                   -
                                                                                           ------------         ------------
                                                                                             (5,471,731)          (3,224,707)
                                                                                           ------------         ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..............................................................              6,464,193           10,733,082
   Service Class ...............................................................              3,013,710              885,806
Net asset value of shares issued upon reinvestment of dividends and distributions:

   Standard Class ..............................................................              5,269,940            3,498,866
   Service Class ...............................................................                201,791                    -
                                                                                           ------------         ------------
                                                                                             14,949,634           15,117,754
                                                                                           ------------         ------------

Cost of shares repurchased:
   Standard Class ..............................................................            (10,538,476)         (40,854,423)
   Service Class ...............................................................               (348,931)             (15,106)
                                                                                           ------------         ------------
                                                                                            (10,887,407)         (40,869,529)
                                                                                           ------------         ------------

Increase (Decrease) in net assets derived from capital share transactions ......              4,062,227          (25,751,775)
                                                                                           ------------         ------------

NET DECREASE IN NET ASSETS .....................................................             (5,615,328)         (42,342,786)

NET ASSETS:
Beginning of period ............................................................             60,290,698          102,633,484
                                                                                           ------------         ------------
End of Period ..................................................................           $ 54,675,370         $ 60,290,698
                                                                                           ============         ============


                             See accompanying notes

                                                                    High Yield-5

Delaware Group Premium Fund-High Yield Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:


                                                                                    High Yield Series Standard Class
                                                             Six Months
                                                                Ended
                                                             6/30/01(1)                  Year Ended December 31,
                                                             (Unaudited)    2000         1999        1998         1997        1996
                                                             -----------------------------------------------------------------------
Net asset value, beginning of period ......................    $6.000      $7.420       $8.460      $9.510       $9.170      $8.940

Income (loss) from investment operations:
Net investment income(2) ..................................     0.362       0.722        0.781       0.906        0.863       0.853
Net realized and unrealized gain (loss) on investments ....    (0.747)     (1.896)      (0.987)     (1.048)       0.332       0.230
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations ..........................    (0.385)     (1.174)      (0.206)     (0.142)       1.195       1.083
                                                               ------      ------       ------      ------       ------      ------
Less dividends and distributions:
Dividends from net investment income ......................    (0.545)     (0.246)      (0.784)     (0.905)      (0.855)     (0.853)
Distributions from net realized gain on investments .......         -           -       (0.050)     (0.003)           -           -
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions .........................    (0.545)     (0.246)      (0.834)     (0.908)      (0.855)     (0.853)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period ............................    $5.070      $6.000       $7.420      $8.460       $9.510      $9.170
                                                               ======      ======       ======      ======       ======      ======

Total return(3) ...........................................    (7.03%)    (16.26%)      (2.64%)     (1.83%)      13.63%      12.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $51,443     $59,441     $102,633    $120,708      $98,875     $67,665
Ratio of expenses to average net assets ...................     0.79%       0.77%        0.72%       0.70%        0.70%       0.70%
Ratio of net investment income to average net assets ......    12.78%      10.80%        9.75%       9.85%        9.24%       9.54%
Portfolio turnover ........................................      636%        226%         110%         86%         121%         93%

-----------
(1) Ratios have been annualized and total return has not been annualized. As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was to increase net investment income per share by $0.05, decrease net realized and unrealized gains and losses per share by $0.05 and increase the ratio of net investment income to average net assets from 11.02% to 12.78%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change on presentation.
(2) The average shares outstanding method has been applied for per share information for the period ended June 30, 2001 and the year ended December 31, 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                             See accompanying notes



                                                                    High Yield-6

Delaware Group Premium Fund-High Yield Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                 High Yield Series Service Class
                                                                    Six Months
                                                                      Ended            5/1/00(2)
                                                                    6/30/01(1)             To
                                                                   (Unaudited)          12/31/00
                                                                   -----------         ---------
Net asset value, beginning of period .........................       $6.000              $6.690

Income (loss) from investment operations:
Net investment income(3) .....................................        0.358               0.474
Net realized and unrealized loss on investments ..............       (0.748)             (1.164)
                                                                     ------              ------
Total from investment operations .............................       (0.390)             (0.690)
                                                                     ------              ------

Less dividends and distributions:
Dividends from net investment income .........................       (0.540)                  -
Distributions from net realized gain
 on investments ..............................................            -                   -
                                                                     ------              ------
Total dividends and distributions ............................       (0.540)                  -
                                                                     ------              ------

Net asset value, end of period ...............................       $5.070              $6.000
                                                                     ======              ======
Total return(4) ..............................................       (7.13%)            (10.31%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ......................       $3,232                $850
Ratio of expenses to average net assets ......................        0.94%               0.93%
Ratio of net investment income to average net assets .........       12.63%              11.00%
Portfolio turnover ...........................................         636%                226%

-----------
(1) Ratios have been annualized and total return has not been annualized. As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was to increase net investment income per share by $0.05, decrease net realized and unrealized gains and losses per share by $0.05 and increase the ratio of net investment income to average net assets from 10.87% to 12.63%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change on presentation.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                             See accompanying notes



                                                                    High Yield-7

Delaware Group Premium Fund-High Yield Series
Notes to Financial Statements
June 30, 2001
(Unaudited)

Delaware Group Premium Fund (the "Trust") is organized as a Delaware business trust and offers 19 series: Balanced Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, High Yield Series, International Equity Series, REIT Series, Select Growth Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, Technology and Innovation Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to High Yield Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Distribution of Income and Gains--As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. Prior to January 1, 2001, the Series did not amortize all premiums and discounts on debt securities for financial reporting purposes, but did amortize in accordance with federal income tax regulations. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $35,975 reduction in cost of securities and a corresponding $35,975 increase in net unrealized appreciation (depreciation), based on securities held by the Series on January 1, 2001.

The effect of this change for the period ended June 30, 2001 was to increase net investment income by $528,323: decrease net unrealized appreciation (depreciation) by $178,768, decrease net realized gains (losses) by $349,555. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Series declares and pay dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $691 for the period ended June 30, 2001. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2001 were approximately $2,643. The expenses paid under the above arrangements are included in their respective expense captions on the statement of operations with the corresponding expense offset shown as "expenses paid indirectly".




                                                                    High Yield-8

High Yield Series
Notes to Financial Statements (Continued)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on the average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through October 31, 2001. No reimbursement was due for the period ending June 30, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets.

At June 30, 2001, the Series had liabilities payable to affiliates as follows:

                           Dividend disbursing,          Other
         Investment        transfer agent fees,         expenses
         management             accounting               payable
       fee payable to       and other expenses           to DMC
             DMC              payable to DSC         and affiliates
       --------------      --------------------      --------------
          $29,876                 $1,784                 $2,889

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2000, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases .................   $184,494,700
Sales .....................   $183,051,280

At June 30, 2001, the cost of investments for federal income tax purposes approximates the cost for book purposes. At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                     Aggregate         Aggregate
    Cost of          unrealized        unrealized       Net unrealized
   investments      appreciation      depreciation       depreciation
   -----------      ------------      ------------      --------------
   $53,973,314       $1,010,233       ($3,781,666)       ($2,771,433)

For federal income tax purposes, the Series had accumulated capital losses as of June 30, 2001 of $37,479,388, which may be carried forward and applied against future capital gains. Such capital loss carry forwards expire as follows:
$13,033,766 expires in 2007 and $24,445,622 expires in 2008.




                                                                    High Yield-9

High Yield Series
Notes to Financial Statements (Continued)


4. Capital Shares
Transactions in capital shares were as follows:

                                                                           Six Months             Year
                                                                             Ended               Ended
                                                                            6/30/01             12/31/00
                                                                           ----------           --------
Shares sold:
   Standard Class ......................................................   1,104,942            1,623,547
   Service Class .......................................................     523,021              144,001

Shares issued upon reinvestment of dividends and distributions:
   Standard Class ......................................................     968,739              497,217
   Service Class .......................................................      37,025                    -
                                                                          ----------           ----------
                                                                           2,633,727            2,264,765
                                                                          ----------           ----------
Shares repurchased:
   Standard Class ......................................................  (1,834,582)          (6,049,704)
   Service Class .......................................................     (64,453)              (2,446)
                                                                          ----------           ----------
                                                                          (1,899,035)          (6,052,150)
                                                                          ----------           ----------
Net increase (decrease) ................................................     734,692           (3,787,385)
                                                                          ==========           ==========

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2001, or at any time during the period.

6. Credit and Market Risk
The Series may invest in high-yield fixed-income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities are generally more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.


                                                                   High Yield-10

Delaware Group Premium Fund-International Equity Series
Statement of Net Assets
June 30, 2001 (Unaudited)

                                                                         Market
                                                         Number of       Value
                                                          Shares        (U.S. $)
 COMMON STOCK-99.26%
 Australia-11.04%
*Amcor .............................................    1,415,000    $ 4,777,791
+CSR ...............................................    1,454,739      5,268,126
 Foster's Brewing Group ............................    1,932,738      5,402,146
 National Australia Bank ...........................      339,257      6,065,329
 Orica .............................................      620,253      1,409,068
 Paperlinx .........................................      471,667        976,729
                                                                     -----------
                                                                      23,899,189
                                                                     -----------
 Belgium-1.20%
 Electrabel ........................................       13,115      2,591,245
                                                                     -----------
                                                                       2,591,245
                                                                     -----------
 Finland-0.89%
 UPM-Kymmene OYJ ...................................       67,989      1,923,387
                                                                     -----------
                                                                       1,923,387
                                                                     -----------
 France-9.32%
*Alcatel Alsthom ...................................      126,075      2,638,381
*Compagnie de Saint-Gobain .........................       34,299      4,664,102
*Societe Generale ..................................      108,432      6,426,237
*Total Fina ........................................       45,988      6,444,536
                                                                     -----------
                                                                      20,173,256
                                                                     -----------
 Germany-9.88%
*Bayer .............................................      142,500      5,553,724
*Bayerische Hypo-und Vereinsbank ...................      118,500      5,793,029
 Continental .......................................      117,200      1,653,307
*Rheinisch Westfaelisches Elek .....................      127,600      5,059,506
*Siemens ...........................................       55,125      3,339,383
                                                                     -----------
                                                                      21,398,949
                                                                     -----------
 Hong Kong-4.24%
 Hong Kong Electric ................................      974,000      3,746,250
 Jardine Matheson Holdings .........................      390,222      2,399,865
 Wharf Holdings ....................................    1,454,285      3,039,161
                                                                     -----------
                                                                       9,185,276
                                                                     -----------
 Japan-14.83%
*Canon .............................................      163,000      6,586,651
 Eisai .............................................      186,000      4,168,131
+Hitachi ...........................................      552,000      5,421,528
*Kinki Coca-Cola Bottling ..........................      121,000      1,100,132
 Matsushita Electric Industrial ....................      286,000      4,476,024
 Murata Manufacturing ..............................       65,300      4,340,245
 Nichido Fire & Marine .............................      354,000      2,208,154
*West Japan Railway ................................          701      3,799,367
                                                                     -----------
                                                                      32,100,232
                                                                     -----------

                                                                         Market
                                                         Number of       Value
                                                          Shares        (U.S. $)
 COMMON STOCK (Continued)
 Malaysia-0.18%
 Sime Darby ........................................      380,000   $    396,000
                                                                    ------------
                                                                         396,000
                                                                    ------------
 Netherlands-7.53%
 Elsevier ..........................................      368,550      4,590,134
+ING Groep .........................................       83,276      5,446,892
 Koninklijke Vopak .................................       39,934        820,476
 Royal Dutch Petroleum .............................       94,600      5,448,587
                                                                    ------------
                                                                      16,306,089
                                                                    ------------
 New Zealand-1.94%
 Carter Holt Harvey ................................    1,187,800        817,598
 Telecom Corporation of New Zealand ................    1,486,193      3,387,907
                                                                    ------------
                                                                       4,205,505
                                                                    ------------
 Singapore-1.07%
 Overseas Chinese Banking ..........................      354,000      2,312,075
                                                                    ------------
                                                                       2,312,075
                                                                    ------------
 Spain-5.76%
 Banco Santander Central
  Hispanoamericano .................................      474,692      4,303,356
 Iberdrola .........................................      272,600      3,499,049
+Telefonica de Espana ..............................      378,542      4,669,684
                                                                    ------------
                                                                      12,472,089
                                                                    ------------
 United Kingdom-31.38%
 Bass ..............................................      630,045      6,579,273
 BG Group ..........................................    1,319,933      5,195,518
 Blue Circle Industries ............................      657,904      4,563,139
 Boots .............................................      654,299      5,547,125
 British Airways ...................................      889,471      4,296,562
*Cable & Wireless ..................................      529,700      3,103,262
 GKN ...............................................      482,000      4,646,390
 GlaxoSmithKline ...................................      230,169      6,460,250
 Great Universal Stores ............................      762,800      6,526,076
 Halifax Group .....................................      485,000      5,593,979
 Lloyds Tsb Group ..................................      399,452      3,991,280
 PowerGen ..........................................      663,600      6,719,398
 Rio Tinto .........................................      170,000      3,016,579
 Uniq ..............................................      300,000        876,667
 Wincanton .........................................      300,000        838,643
                                                                    ------------
                                                                      67,954,141
                                                                    ------------
 Total Common Stock
 (cost $204,102,707) ...............................                 214,917,433
                                                                    ------------



                                                          International Equity-1

International Equity Series
Statement of Net Assets (Continued)


                                                                        Market
                                                        Principal       Value
                                                          Amount       (U.S. $)
REPURCHASE AGREEMENTS-2.39%
With BNP Paribas 3.96% 7/2/01
 (dated 6/29/01, collateralized by
 $1,407,000 U.S. Treasury Bills due
 12/31/01, market value $1,383,797) ................   $1,353,000    $1,353,000
With Cantor Fitzgerald 3.96% 7/2/01
 (dated 6/29/01, collateralized by
 $403,000 U.S. Treasury Bills due
 9/27/01, market value $399,759 and
 $312,000 U.S. Treasury Bills due
 11/8/01, market value $308,254 and
 $520,000 U.S. Treasury Bills due
   11/15/01, market value $513,640) ................    1,197,000     1,197,000


                                                                        Market
                                                        Principal       Value
                                                          Amount       (U.S. $)
REPURCHASE AGREEMENTS (Continued)
With J.P. Morgan Chase 3.96% 7/2/01
 (dated 6/29/01, collateralized by
 $1,424,000 U.S. Treasury Bills due
 9/6/01, market value $1,414,510) ..................   $1,381,000    $1,381,000
With UBS Warburg 3.96% 7/2/01
 (dated 6/29/01, collateralized by
 $1,286,000 U.S. Treasury Bills
 due 9/27/01, market value $1,274,600) .............    1,249,000     1,249,000
                                                                     ----------
Total Repurchase Agreements
 (cost $5,180,000) .................................                  5,180,000
                                                                     ----------

TOTAL MARKET VALUE OF SECURITIES-101.65% (COST $209,282,707) ......................................................     220,097,433

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(1.65%) ...........................................................      (3,577,880)
                                                                                                                       ------------

NET ASSETS APPLICABLE TO 14,698,023 SHARES OUTSTANDING-100.00% ....................................................    $216,519,553
                                                                                                                       ============

NET ASSET VALUE-INTERNATIONAL EQUITY SERIES STANDARD CLASS ($216,512,671 / 14,697,556 SHARES) .....................          $14.73
                                                                                                                             ======
NET ASSET VALUE-INTERNATIONAL EQUITY SERIES SERVICE CLASS ($6,882 / 467 SHARES) ...................................          $14.74
                                                                                                                             ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2001:
Shares of beneficial interest (unlimited authorization-no par) ....................................................    $195,219,340
Undistributed net investment income ** ............................................................................       2,738,628
Accumulated net realized gain on investments ......................................................................       7,762,114
Net unrealized appreciation of investments and foreign currencies .................................................      10,799,471
                                                                                                                       ------------
Total net assets ..................................................................................................    $216,519,553
                                                                                                                       ============

-----------
 +Non-income producing security for the period ended June 30, 2001.
 *Fully or partially on loan. See Note #7 in "Notes to Financial Statements". **Undistributed net investment income includes net realized gains (losses) on foreign currencies.
  Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

                             See accompanying notes



                                                          International Equity-2

Delaware Group Premium Fund-
International Equity Series
Statement of Operations
Six Months Ended June 30, 2001
(Unaudited)


INVESTMENT INCOME:
Dividends ....................................................     $  4,271,349
Security lending income ......................................          109,264
Interest .....................................................           89,937
Foreign tax withheld .........................................         (434,438)
                                                                   ------------
                                                                      4,036,112
                                                                   ------------

Expenses:
Management fees ..............................................        1,011,573
Custodian fees ...............................................           91,115
Accounting and administration expenses .......................           53,017
Reports and statements to shareholders .......................           16,820
Dividend disbursing and transfer agent
 fees and expenses ...........................................           11,691
Professional fees ............................................           11,400
Trustees' fees ...............................................            3,800
Registration fees ............................................            2,200
Taxes (other than taxes on income) ...........................            1,025
Distribution expense - Service Class .........................                4
Other ........................................................           27,446
                                                                   ------------
                                                                      1,230,091
Less expenses absorbed or waived .............................         (105,195)
Less expenses paid indirectly ................................           (2,719)
                                                                   ------------
Total expenses ...............................................        1,122,177
                                                                   ------------

NET INVESTMENT INCOME ........................................        2,913,935
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments .................................................        7,765,950
 Foreign currencies ..........................................         (161,133)
                                                                   ------------
 Net realized gain                                                    7,604,817
 Net change in unrealized appreciation / depreciation
  of investments and foreign currencies ......................      (29,006,647)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS AND FOREIGN CURRENCIES ..........................      (21,401,830)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS .............................................     $(18,487,895)
                                                                   ============

                             See accompanying notes

Delaware Group Premium Fund-
International Equity Series
Statements of Changes in Net Assets


                                                  Six Months            Year
                                                Ended 6/30/01           Ended
                                                 (Unaudited)          12/31/00
                                                -------------         --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income .......................  $  2,913,935        $  6,301,778
Net realized gain on investments and
 foreign currencies .........................     7,604,817          17,657,681
Net change in unrealized appreciation /
 depreciation of investments and
  foreign currencies ........................   (29,006,647)        (22,827,618)
                                               ------------        ------------
Net increase (decrease) in net assets
 resulting from operations ..................   (18,487,895)          1,131,841
                                               ------------        ------------

DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class .............................    (5,923,579)         (6,674,306)
 Service Class ..............................          (125)                  -
Net realized gain on investments:
 Standard Class .............................   (17,757,120)         (5,471,283)
 Service Class ..............................          (389)                  -
                                               ------------        ------------
                                                (23,681,213)        (12,145,589)
                                               ------------        ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class .............................   165,175,527         219,151,306
 Service Class ..............................         2,033               5,001
Net asset value of shares issued upon
 reinvestment of dividends
 and distributions:
 Standard Class .............................    23,680,699          12,145,589
 Service Class ..............................           514                   -
                                               ------------        ------------
                                                188,858,773         231,301,896
                                               ------------        ------------
Cost of shares repurchased:
 Standard Class .............................  (200,342,949)       (254,175,362)
 Service Class ..............................             -                   -
                                               ------------        ------------
                                               (200,342,949)       (254,175,362)
                                               ------------        ------------
Decrease in net assets derived from
 capital share transactions .................   (11,484,176)        (22,873,466)
                                               ------------        ------------

NET DECREASE IN NET ASSETS ..................   (53,653,284)        (33,887,214)

NET ASSETS:
Beginning of period .........................   270,172,837         304,060,051
                                               ------------        ------------
End of period ...............................  $216,519,553        $270,172,837
                                               ============        ============

                             See accompanying notes



                                                          International Equity-3

Delaware Group Premium Fund-International Equity Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            International Equity Series Standard Class
                                                            Six Months
                                                         Ended 6/30/01(1)                    Year Ended December 31,
                                                            (Unaudited)     2000         1999        1998        1997         1996
                                                         ---------------------------------------------------------------------------
Net asset value, beginning of period ..................       $17.940     $18.630      $16.480     $15.520      $15.110     $13.120

Income (loss) from investment operations:
Net investment income(2) ..............................         0.197       0.387        0.371       0.386        0.359       0.557
Net realized and unrealized gain (loss)
 on investments and foreign currencies ................        (1.668)     (0.340)       2.161       1.169        0.596       1.966
                                                               ------      ------      -------     -------      -------     -------
Total from investment operations ......................        (1.471)      0.047        2.532       1.555        0.955       2.523
                                                               ------      ------      -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income ..................        (0.435)     (0.405)      (0.356)     (0.595)      (0.545)     (0.420)
Distributions from net realized gain on investments ...        (1.304)     (0.332)      (0.026)      -            -          (0.113)
                                                               ------      ------      -------     -------      -------     -------
Total dividends and distributions .....................        (1.739)     (0.737)      (0.382)     (0.595)      (0.545)     (0.533)
                                                               ------      ------      -------     -------      -------     -------

Net asset value, end of period ........................       $14.730     $17.940      $18.630     $16.480      $15.520     $15.110
                                                              =======     =======      =======     =======      =======     =======

Total return(3) .......................................        (7.63%)      0.53%       15.76%      10.33%        6.60%      20.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...............      $216,513    $270,167     $304,060    $243,536     $198,863    $131,428
Ratio of expenses to average net assets ...............         0.95%       0.95%        0.92%       0.87%        0.85%       0.80%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly ......         1.03%       1.02%        0.94%       0.88%        0.90%       0.91%
Ratio of net investment income to average net assets ..         2.46%       2.24%        2.16%       2.41%        2.28%       4.71%
Ratio of net investment income to average net
 assets prior to expense limitation and
  expenses paid indirectly ............................         2.38%       2.17%        2.14%       2.40%        2.23%       4.60%
Portfolio turnover ....................................           13%          9%           9%          5%           7%          8%


-----------
(1) Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the period ended June 30, 2001 and the years ended December 31, 1997, 1998, 1999 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes



                                                          International Equity-4

Delaware Group Premium Fund-International Equity Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                               International Equity Series Service Class
                                                                  Six Months                   5/1/00(2)
                                                               Ended 6/30/01(1)                    to
                                                                 (Unaudited)                    12/31/00
                                                               ----------------                ---------
Net asset value, beginning of period ........................      $17.930                       $16.780

Income (loss) from investment operations:
Net investment income(3) ....................................        0.185                         0.270
Net realized and unrealized gain (loss) on investments
 and foreign currencies .....................................       (1.651)                        0.880
                                                                   -------                       -------
Total from investment operations ............................       (1.466)                        1.150
                                                                   -------                       -------

Less dividends and distributions:
Dividends from net investment income ........................       (0.420)                            -
Distributions from net realized gain on investments .........       (1.304)                            -
                                                                   -------                       -------
Total dividends and distributions ...........................       (1.724)                            -
                                                                   -------                       -------

Net asset value, end of period ..............................      $14.740                       $17.930
                                                                   =======                       =======

Total return(4) .............................................       (7.61%)                        6.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .....................           $7                            $5
Ratio of expenses to average net assets .....................        1.10%                         1.09%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly ....................        1.18%                         1.17%
Ratio of net investment income to average net assets ........        2.31%                         2.34%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses
  paid indirectly ...........................................        2.23%                         2.26%
Portfolio turnover ..........................................          13%                            9%

-----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes




                                                          International Equity-5

Delaware Group Premium Fund-International Equity Series
Notes to Financial Statements
June 30, 2001 (Unaudited)

Delaware Group Premium Fund (the "Trust") is organized as a Delaware business trust and offers 19 series: Balanced Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, High Yield Series, International Equity Series, REIT Series, Select Growth Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, Technology and Innovation Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to International Equity Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the Statement of Operations. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $2,719 for the period ended June 30, 2001. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended June 30, 2001. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates In accordance with the terms of its investment management agreement, the Series pays Delaware International Advisers Ltd. (DIAL), the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion and 0.70% on the average daily net assets in excess of $2.5 billion.


                                                          International Equity-6

International Equity Series
Notes to Financial Statements (Continued)


DIAL has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed 0.95% of average daily net assets of the Series through October 31, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of Delaware Management Company (DMC) and DIAL, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to the distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC and DIAL, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets.

At June 30, 2001, the Series had liabilities payable to affiliates as follows:

                           Dividend disbursing,          Other
         Investment        transfer agent fees,         expenses
         management             accounting              payable
       fee payable to       and other expenses          to DMC
            DIAL             payable to DSC          and affiliates
       --------------      --------------------      --------------
          $146,246               $8,559                 $9,141

Certain officers of DIAL, DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2001, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases .....................  $14,851,880
Sales .........................  $42,073,234

At June 30, 2001, the cost of investments for federal income tax purposes approximates the cost for book purposes. At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                      Aggregate        Aggregate
     Cost of         unrealized        unrealized        Net unrealized
   investments      appreciation      depreciation        depreciation
   -----------      ------------      ------------       --------------
   $209,282,707      $33,727,571      ($22,912,845)      ($10,814,726)

4. Capital Shares
Transactions in capital shares were as follows:

                                                                          Six Months            Year
                                                                             Ended             Ended
                                                                            6/30/01           12/31/00
                                                                          ----------          --------
Shares sold:
 Standard Class ......................................................    10,487,693         12,737,841
 Service Class .......................................................           132                298

Shares issued upon reinvestment of dividends and distributions:
 Standard Class ......................................................     1,702,423            724,677
 Service Class .......................................................            37                  -
                                                                         -----------        -----------
                                                                          12,190,285         13,462,816
                                                                         -----------        -----------

Shares repurchased:
 Standard Class ......................................................   (12,551,545)       (14,723,387)
 Service Class .......................................................             -                  -
                                                                         -----------        -----------
                                                                         (12,551,545)       (14,723,387)
                                                                         -----------        -----------
Net decrease .........................................................      (361,260)        (1,260,571)
                                                                         ===========        ===========



                                                          International Equity-7

International Equity Series
Notes to Financial Statements (Continued)


5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2001, or at any time during the period.

6. Foreign Exchange Contracts
In the event the Series enters into forward foreign currency exchange contracts it will generally do so as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

No forward foreign currency exchange contracts were outstanding at June 30, 2001.

7. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 2001 were as follows:

                  Market value of             Market value of
                securities on loan               collateral
                ------------------            ---------------
                   $45,102,867                  $47,225,184

8. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.


                                                          International Equity-8

Delaware Group Premium Fund-REIT Series
Statement of Net Assets
June 30, 2001 (Unaudited)

                                                         Number of     Market
                                                          Shares        Value
COMMON STOCK-98.22%
Diversified REITs-6.38%
Crescent Real Estate Equities .........................   124,400     $3,056,508
Vornado Realty Trust ..................................    48,100      1,877,824
                                                                      ----------
                                                                       4,934,332
                                                                      ----------
Healthcare REITs-1.25%
Nationwide Health Properties ..........................    48,000        969,600
                                                                      ----------
                                                                         969,600
                                                                      ----------
Hotel REITs-3.54%
FelCor Lodging Trust ..................................    65,000      1,521,000
Host Marriott .........................................    97,100      1,215,692
                                                                      ----------
                                                                       2,736,692
                                                                      ----------
Industrial REITs-11.63%
AMB Property ..........................................   121,790      3,137,310
First Industrial Realty Trust .........................    95,600      3,069,716
ProLogis Trust ........................................   122,800      2,790,016
                                                                      ----------
                                                                       8,997,042
                                                                      ----------
Mall REITs-11.59%
CBL & Associates Properties ...........................    64,400      1,976,436
General Growth Properties .............................    73,700      2,834,502
Simon Property Group ..................................    91,850      2,752,745
Taubman Centers .......................................   100,600      1,408,400
                                                                      ----------
                                                                       8,972,083
                                                                      ----------
Manufactured Housing REITs-5.97%
Chateau Communities ...................................    82,360      2,586,104
Sun Communities .......................................    57,560      2,034,746
                                                                      ----------
                                                                       4,620,850
                                                                      ----------

                                                         Number of     Market
                                                          Shares        Value
 Common Stock (Continued)
 Multifamily REITs-14.10%
 Apartment Investment & Management
  Class A ............................................     64,010    $ 3,085,282
 AvalonBay Communities ...............................     46,173      2,158,588
 Camden Property Trust ...............................     41,500      1,523,050
 Equity Residential Properties Trust .................     45,000      2,544,750
 Essex Property Trust ................................     32,310      1,600,961
                                                                     -----------
                                                                      10,912,631
                                                                     -----------
 Office/Industrial REITs-31.96%
 Alexandria Real Estate Equities .....................     52,470      2,088,306
 CarrAmerica Realty ..................................     81,280      2,479,040
 Duke-Weeks Realty ...................................    107,900      2,681,315
 Equity Office Properties Trust ......................    180,290      6,857,746
 Liberty Property Trust ..............................     50,660      1,499,536
 Prentiss Properties Trust ...........................    113,880      2,995,044
 Reckson Associates Realty ...........................     99,290      2,283,670
 SL Green Realty .....................................     78,590      2,382,063
 Spieker Properties ..................................     24,415      1,463,679
                                                                     -----------
                                                                      24,730,399
                                                                     -----------
 Real Estate Operating Companies-6.59%
+Catellus Development ................................     98,400      1,717,080
 Starwood Hotels & Resorts Worldwide .................     73,070      2,724,050
 Trizec Hahn .........................................     36,100        656,659
                                                                     -----------
                                                                       5,097,789
                                                                     -----------
 Retail Strip Centers REITs-5.21%
 Kimco Realty ........................................     35,900      1,699,865
 Pan Pacific Retail Properties .......................     89,790      2,334,540
                                                                     -----------
                                                                       4,034,405
                                                                     -----------
 Total Common Stock
  (cost $69,786,029) .................................                76,005,823
                                                                     -----------


                                                                          REIT-1

REIT Series
Statement of Net Assets (Continued)


                                                       Principal        Market
                                                         Amount          Value
REPURCHASE AGREEMENTS-4.97%
With BNP Paribas 3.96% 7/2/01
 (dated 6/29/01, collateralized by
 $1,044,000 U.S. Treasury Bills
 due 12/31/01,
 market value $1,027,429) ........................  $ 1,005,000       $1,005,000
With Cantor Fitzgerald 3.96% 7/2/01
 (dated 6/29/01, collateralized by
 $299,000 U.S. Treasury Bills
 due 9/27/01, market value
 $296,810 and $232,000
 U.S. Treasury Bills due 11/8/01,
 market value $228,869 and
 $386,000 U.S. Treasury Bills
 due 11/15/01,
 market value $381,363) ..........................      889,000          889,000


                                                       Principal        Market
                                                         Amount          Value
REPURCHASE AGREEMENTS (Continued)
With J.P. Morgan Chase 3.96% 7/2/01
 (dated 6/29/01, collateralized by
 $1,057,000 U.S. Treasury Bills
 due 9/6/01,
 market value $1,050,233) ........................   $1,025,000      $1,025,000
With UBS Warburg 3.96% 7/2/01
 (dated 6/29/01, collateralized by
 $955,000 U.S. Treasury Bills
 due 9/27/01,
 market value $946,353) ..........................      927,000         927,000
                                                                     ----------
Total Repurchase Agreements
   (cost $3,846,000) .............................                    3,846,000
                                                                     ----------


TOTAL MARKET VALUE OF SECURITIES-103.19% (COST $73,632,029) .....    79,851,823

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(3.19%) .........    (2,466,691)
                                                                    -----------
NET ASSETS APPLICABLE TO 6,760,057 SHARES OUTSTANDING-100.00% ...   $77,385,132
                                                                    ===========
NET ASSET VALUE-REIT SERIES STANDARD CLASS
 ($73,136,433 / 6,389,135 SHARES) ...............................        $11.45
                                                                         ======
NET ASSET VALUE-REIT SERIES SERVICE CLASS
 ($4,248,699 / 370,922 SHARES) ..................................        $11.45
                                                                         ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2001:
Shares of beneficial interest (unlimited authorization-no par) ..   $67,975,819
Undistributed net investment income .............................     1,620,669
Accumulated net realized gain on investments ....................     1,568,850
Net unrealized appreciation of investments ......................     6,219,794
                                                                    -----------
Total net assets ................................................   $77,385,132
                                                                    ===========
---------
 REIT-Real Estate Investment Trust
+Non-income producing security for the period ended June 30, 2001.




                             See accompanying notes



                                                                          REIT-2

Delaware Group Premium Fund-
REIT Series
Statement of Operations
Six Months Ended June 30, 2001 (Unaudited)


INVESTMENT INCOME:
Dividends .......................................................    $1,502,628
Interest ........................................................        78,813
                                                                     ----------
                                                                      1,581,441
                                                                     ----------
EXPENSES:
Management fees .................................................       242,283
Accounting and administration expenses ..........................        15,140
Reports and statements to shareholders ..........................         7,650
Registration fees ...............................................         7,585
Professional fees ...............................................         7,444
Custodian fees ..................................................         5,413
Dividend disbursing and transfer agent fees
 and expenses ...................................................         3,418
Distribution expense-Service Class ..............................         2,400
Trustees' fees ..................................................           770
Other ...........................................................         7,391
                                                                     ----------
                                                                        299,494
Less expenses absorbed or waived) ...............................       (20,895)
Less expenses paid indirectly) ..................................        (2,162)
                                                                     ----------
Total expenses ..................................................       276,437
                                                                     ----------

NET INVESTMENT INCOME ...........................................     1,305,004
                                                                     ----------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS:
Net realized gain on investments ................................     1,860,079
Net change in unrealized appreciation /
 depreciation of investments ....................................     1,592,865
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS .................................................     3,452,944
                                                                     ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ......................................    $4,757,948
                                                                     ==========

                             See accompanying notes

Delaware Group Premium Fund-
REIT Series
Statements of Changes in Net Assets

                                                       Six Months       Year
                                                     Ended 6/30/01      Ended
                                                      (Unaudited)     12/31/00
                                                     -------------    --------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
Net investment income ............................    $ 1,305,004   $ 1,435,905
Net realized gain on investments .................      1,860,079       455,895
Net change in unrealized appreciation /
 depreciation of investments .....................      1,592,865     5,181,729
                                                      -----------   -----------
Net increase in net assets resulting
 from operations .................................      4,757,948     7,073,529
                                                      -----------   -----------

DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class ..................................     (1,131,688)     (412,878)
 Service Class ...................................        (59,978)            -
Net realized gain on investments:
 Standard Class ..................................       (232,835)            -
 Service Class ...................................        (13,025)            -
                                                      -----------   -----------
                                                       (1,437,526)     (412,878)
                                                      -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class ..................................     25,888,181    53,196,251
 Service Class ...................................      2,482,779     2,466,323
Net asset value of shares issued upon
 reinvestment of dividends
 and distributions:
 Standard Class ..................................      1,364,523       412,878
 Service Class ...................................         73,003             -
                                                      -----------   -----------
                                                       29,808,486    56,075,452
                                                      -----------   -----------

Cost of shares repurchased:
 Standard Class ..................................    (14,906,584)  (14,078,233)
 Service Class ...................................     (1,001,580)     (116,987)
                                                      -----------   -----------
                                                      (15,908,164)  (14,195,220)
                                                      -----------   -----------
Increase in net assets derived from capital
 share transactions ..............................     13,900,322    41,880,232
                                                      -----------   -----------

NET INCREASE IN NET ASSETS .......................     17,220,744    48,540,883
                                                      -----------   -----------

NET ASSETS:
Beginning of period ..............................     60,164,388    11,623,505
                                                      -----------   -----------
End of period ....................................    $77,385,132   $60,164,388
                                                      ===========   ===========

                             See accompanying notes


                                                                          REIT-3

Delaware Group Premium Fund-REIT Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                    REIT Series Standard Class
                                                                       Six Months                              5/4/98(2)
                                                                   Ended 6/30/01(1)  Year Ended December 31,       to
                                                                      (Unaudited)      2000           1999      12/31/98
                                                                   -----------------------------------------------------
Net asset value, beginning of period ...........................        $11.020       $8.670         $9.100      $10.000

Income (loss) from investment operations:
Net investment income(3) .......................................          0.216        0.532          0.334        0.217
Net realized and unrealized gain (loss) on investments .........          0.466        2.100         (0.574)      (1.117)
                                                                        -------       ------         ------      -------
Total from investment operations ...............................          0.682        2.632         (0.240)      (0.900)
                                                                        -------       ------         ------      -------

Less dividends and distributions:
Dividends from net investment income ...........................         (0.209)      (0.282)        (0.190)           -
Distributions from net realized gain on investments ............         (0.043)       -                  -            -
                                                                        -------       ------         ------      -------
Total dividends and distributions ..............................         (0.252)      (0.282)        (0.190)           -
                                                                        -------       ------         ------      -------

Net asset value, end of period .................................        $11.450      $11.020         $8.670       $9.100
                                                                        =======      =======         ======       ======

Total return(4) ................................................          6.37%       31.33%         (2.61%)      (9.00%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ........................        $73,136      $57,664        $11,624       $5,562
Ratio of expenses to average net assets ........................          0.85%        0.85%          0.85%        0.85%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly ....          0.91%        1.03%          0.96%        1.02%
Ratio of net investment income to average net assets ...........          4.05%        5.63%          5.65%        6.42%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly ......          3.99%        5.45%          5.54%        6.25%
Portfolio turnover .............................................            40%          31%            33%          39%

-----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information for the period ended April 30, 2001 and the year ended
    December 31, 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
    Total investment return reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes



                                                                          REIT-4

Delaware Group Premium Fund-REIT Series
Financial Highlights (continued)


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                                           REIT Series Service Class
                                                                                                            Six Months     5/1/00(2)
                                                                                                        Ended 6/30/01(1)       to
                                                                                                           (Unaudited)      12/31/00
                                                                                                        ----------------   ---------
Net asset value, beginning of period .................................................................       $11.020        $ 9.180

Income from investment operations:
Net investment income(3) .............................................................................         0.208          0.389
Net realized and unrealized gain on investments ......................................................         0.463          1.451
                                                                                                             -------        -------
Total from investment operations .....................................................................         0.671          1.840
                                                                                                             -------        -------

Less dividends and distributions:
Dividends from net investment income .................................................................        (0.198)             -
Distributions from net realized gain on investments ..................................................        (0.043)             -
                                                                                                             -------        -------
Total dividends and distributions ....................................................................        (0.241)             -
                                                                                                             -------        -------

Net asset value, end of period .......................................................................       $11.450        $11.020
                                                                                                             =======        =======

Total return(4) ......................................................................................         6.35%         20.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..............................................................        $4,249         $2,501
Ratio of expenses to average net assets ..............................................................         1.00%          1.00%
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly .....         1.06%          1.21%
Ratio of net investment income to average net assets .................................................         3.90%          5.69%
Ratio of net investment income to average net assets prior to expense limitation and
 expenses paid indirectly ............................................................................         3.84%          5.48%
Portfolio turnover ...................................................................................           40%            31%

-----------
(1)Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes


                                                                          REIT-5

Delaware Group Premium Fund-REIT Series
Notes to Financial Statements
June 30, 2001
(Unaudited)

Delaware Group Premium Fund (the "Trust") is organized as a Delaware business trust and offers 19 series: Balanced Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, High Yield Series, International Equity Series, REIT Series, Select Growth Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, Technology and Innovation Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to REIT Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares.

The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The objective of the Series is to seek to achieve maximum long-term total return, with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $749 for the period ended June 30, 2001. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2001 were approximately $1,413. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses do not exceed 0.85% of average daily net assets of the Series through October 31, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.




                                                                          REIT-6

REIT Series
Notes to Financial Statements (Continued)


Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets.

At June 30, 2001, the Series had liabilities payable to affiliates as follows:

                      Dividend disbursing,
     Investment       transfer agent fees,
     management           accounting            Other expenses
   fee payable to      and other expenses       payable to DMC
        DMC             payable to DSC          and affiliates
   --------------     --------------------      --------------
      $42,406               $3,502                  $2,984

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2001, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases .................   $30,075,670
Sales .....................   $12,548,060

At June 30, 2001, the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                      Aggregate        Aggregate
    Cost of          unrealized        unrealized      Net unrealized
   investments      appreciation      depreciation      appreciation
   -----------      ------------      ------------     --------------
   $73,632,029       $6,321,159        $(101,365)        $6,219,794

4. Capital Shares
Transactions in capital shares were as follows:

                                                                      Six Months          Year
                                                                         Ended           Ended
                                                                        6/30/01         12/31/00
                                                                      ----------        --------
Shares sold:
 Standard Class ..................................................    2,409,612        5,242,511
 Service Class ...................................................      230,450          238,055

Shares issued upon reinvestment of dividends and distributions:
 Standard Class ..................................................      133,515           48,689
 Service Class ...................................................        7,136                -
                                                                     ----------       ----------
                                                                      2,780,713        5,529,255
                                                                     ----------       ----------
Shares repurchased:
 Standard Class ..................................................   (1,388,407)      (1,396,739)
 Service Class ...................................................      (93,587)         (11,132)
                                                                     ----------       ----------
                                                                     (1,481,994)      (1,407,871)
                                                                     ----------       ----------
Net increase .....................................................    1,298,719        4,121,384
                                                                     ==========       ==========

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2001, or at any time during the period.

6. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

                                                                          REIT-7

Delaware Group Premium Fund-Select Growth Series
Statement of Net Assets
June 30, 2001 (Unaudited)

                                                       Number of        Market
                                                         Shares          Value
 COMMON STOCK-94.17%
 Banking & Finance-22.90%
 Fannie Mae ........................................     30,300      $ 2,580,045
 Freddie Mac .......................................     52,000        3,639,999
 Household International ...........................     24,300        1,620,810
 Lehman Brothers Holdings ..........................     21,800        1,694,950
 Merrill Lynch & Company ...........................     26,100        1,546,425
 USA Education .....................................     48,000        3,504,000
 XL Capital Limited-Class A ........................     23,900        1,962,190
 Zions Bancorp .....................................     33,900        2,000,100
                                                                     -----------
                                                                      18,548,519
                                                                     -----------
 Business Services-2.74%
+Convergys .........................................     22,200          671,550
 Paychex ...........................................     20,100          804,000
+Robert Half International .........................     29,800          741,722
                                                                     -----------
                                                                       2,217,272
                                                                     -----------
 Cable, Media & Publishing-6.29%
+Charter Communications-Class A ....................     89,200        2,082,820
+Clear Channel Communications ......................     29,700        1,862,190
+Mediacom Communications ...........................     65,100        1,149,666
                                                                     -----------
                                                                       5,094,676
                                                                     -----------
 Computers & Technology-17.89%
+AOL Time Warner ...................................     74,700        3,959,100
+Docent ............................................     61,800          618,000
 First Data ........................................     35,900        2,306,575
+Micrel ............................................     50,300        1,659,900
+Peregrine Systems .................................     60,800        1,763,200
+Quest Software ....................................     83,500        3,152,125
+Veritas Software ..................................     15,525        1,032,878
                                                                     -----------
                                                                      14,491,778
                                                                     -----------
 Electronics & Electrical Equipment-2.74%
+Analog Devices ....................................     10,800          467,100
+Applied Micro Circuits ............................     27,800          478,160
+Novellus Systems ..................................     22,500        1,277,775
                                                                     -----------
                                                                       2,223,035
                                                                     -----------
 Energy-1.27%
 Halliburton .......................................     25,100          893,560
+Reliant Resources .................................      5,400          133,380
                                                                     -----------
                                                                       1,026,940
                                                                     -----------
 Healthcare & Pharmaceuticals-9.50%
+Amgen .............................................     30,100        1,826,468
+Genentech .........................................     53,900        2,969,890
+IDEC Pharmaceuticals ..............................     12,300          832,587
+Pain Therapeutics .................................     89,300          683,145
 Schering-Plough ...................................     38,100        1,380,744
                                                                     -----------
                                                                       7,692,834
                                                                     -----------

                                                       Number of        Market
                                                         Shares          Value
 COMMON STOCK (Continued)
 Industrial Machinery-0.77%
+Thermo Electron ...................................     28,300      $   623,166
                                                                     -----------
                                                                         623,166
                                                                     -----------
 Insurance-1.48%
 Allstate ..........................................     27,200        1,196,528
                                                                     -----------
                                                                       1,196,528
                                                                     -----------
 Leisure, Lodging & Entertainment-1.56%
+Brinker International .............................     48,950        1,265,358
                                                                     -----------
                                                                       1,265,358
                                                                     -----------
 Retail-14.48%
+Bed Bath & Beyond .................................     91,300        2,848,560
+Best Buy ..........................................     12,700          806,704
 Gap ...............................................     37,000        1,073,000
 Home Depot ........................................     28,500        1,326,675
+Kohl's ............................................     44,500        2,791,485
 Lowe's Companies ..................................     24,300        1,762,965
+Starbucks .........................................     48,800        1,122,400
                                                                     -----------
                                                                      11,731,789
                                                                     -----------
 Telecommunications-7.87%
+Comcast-Class A ...................................     59,500        2,582,300
+Extreme Networks ..................................     41,200        1,215,400
+ONI Systems .......................................     43,200        1,205,280
+Sonus Networks ....................................     58,900        1,375,904
                                                                     -----------
                                                                       6,378,884
                                                                     -----------
 Transportation-1.95%
 Expeditors International ..........................     26,300        1,577,974
                                                                     -----------
                                                                       1,577,974
                                                                     -----------
 Utilities-2.73%
+AES ...............................................     30,900        1,330,245
 Duke Energy .......................................     22,500          877,725
                                                                     -----------
                                                                       2,207,970
                                                                     -----------
 Total Common Stock
 (cost $68,803,034) ................................                  76,276,723
                                                                     -----------


                                                                 Select Growth-1

Select Growth Series
Statement of Net Assets (Continued)


                                                        Principal       Market
                                                          Amount        Value
REPURCHASE AGREEMENTS-7.94%
With BNP Paribas 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $1,748,000 U.S. Treasury Bills due
   12/13/01, market value $1,719,061) ..............   $1,681,000     $1,681,000
With Cantor Fitzgerald 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $501,000 U.S. Treasury Bills due
   9/27/01, market value $496,612
   and $388,000 U.S. Treasury Bills due
   11/8/01, market value $382,937 and
   $647,000 U.S. Treasury Bills due
   11/15/01, market value $638,084) ................    1,487,000      1,487,000


                                                        Principal       Market
                                                          Amount        Value
Repurchase Agreements (Continued)
With J.P. Morgan Chase 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $1,770,000 U.S. Treasury Bills due
   9/6/01, market value $1,757,215) ................   $1,715,000     $1,715,000
With UBS Warburg 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $1,598,000 U.S. Treasury Bills due
   9/27/01, market value $1,583,407) ...............    1,552,000      1,552,000
                                                                      ----------
Total Repurchase Agreements
   (cost $6,435,000)                                                   6,435,000
                                                                      ----------


TOTAL MARKET VALUE OF SECURITIES-102.11% (COST $75,238,034) ...................................     82,711,723

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(2.11%) .......................................     (1,708,177)
                                                                                                  ------------
NET ASSETS APPLICABLE TO 8,753,507 SHARES OUTSTANDING-100.00% .................................   $ 81,003,546
                                                                                                  ============
NET ASSET VALUE-SELECT GROWTH SERIES STANDARD CLASS ($64,914,855 / 7,012,607 SHARES) ..........          $9.26
                                                                                                         =====
NET ASSET VALUE-SELECT GROWTH SERIES SERVICE CLASS ($16,088,691 / 1,740,900 SHARES) ...........          $9.24
                                                                                                         =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2001:
Shares of beneficial interest (unlimited authorization-no par) ................................   $112,753,299
Distributions in excess of net investment income* .............................................        (81,913)
Accumulated net realized loss on investments ..................................................    (39,141,529)
Net unrealized appreciation of investments ....................................................      7,473,689
                                                                                                  ------------
Total net assets ..............................................................................   $ 81,003,546
                                                                                                  ============

-----------
*Distributions in excess of net investment income includes net realized gains
 (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
+Non-income producing security for the period ended June 30, 2001.

                             See accompanying notes



                                                                 Select Growth-2

Delaware Group Premium Fund-
Select Growth Series
Statement of Operations
Six Months Ended June 30, 2001
(Unaudited)



INVESTMENT INCOME:
Interest .....................................................     $    141,535
Dividends ....................................................          138,827
                                                                   ------------
                                                                        280,362
                                                                   ------------

EXPENSES:
Management fees ..............................................          309,419
Registration fees ............................................           26,500
Accounting and administration expenses .......................           21,800
Reports and statements to shareholders .......................           15,713
Professional fees ............................................           15,650
Distribution expense-Service Class ...........................           11,625
Custodian fees ...............................................            4,293
Dividend disbursing and transfer agent
 fees and expenses ...........................................            4,126
Trustees' fees ...............................................            2,500
Other ........................................................           19,351
                                                                   ------------
                                                                        430,977
Less expenses absorbed or waived .............................          (65,757)
Less expenses paid indirectly ................................           (2,920)
                                                                   ------------
Total expenses ...............................................          362,300
                                                                   ------------

NET INVESTMENT LOSS ..........................................          (81,938)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss) on:
 Investments .................................................      (23,292,334)
 Foreign currencies ..........................................               25
                                                                   ------------
 Net realized loss ...........................................      (23,292,309)

NET CHANGE IN UNREALIZED APPRECIATION/
 DEPRECIATION OF INVESTMENTS .................................        8,158,837
                                                                   ------------

NET REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS ..............................................      (15,133,472)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS .............................................     ($15,215,410)
                                                                   ============

                             See accompanying notes

Delaware Group Premium Fund-
Select Growth Series
Statements of Changes in Net Assets

                                                      Six Months         Year
                                                    Ended 6/30/01       Ended
                                                     (Unaudited)      12/31/00
                                                   ---------------   ----------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment loss ............................       ($81,938)      ($309,329)
Net realized loss on investments
 and foreign currencies ........................    (23,292,309)    (15,456,068)
Net change in unrealized appreciation /
 depreciation of investments ...................      8,158,837     (12,117,906)
                                                    -----------     -----------
Net decrease in net assets
 resulting from operations .....................    (15,215,410)    (27,833,303)
                                                    -----------     -----------

DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class ................................              -         (42,125)
 Service Class .................................              -               -
Net realized gain on investments:
 Standard Class ................................              -      (1,715,097)
 Service Class .................................              -               -
                                                    -----------     -----------
                                                              -      (1,757,222)
                                                    -----------     -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class ................................      7,263,631      71,126,791
 Service Class .................................      4,871,702      21,063,384
Net assets value of shares issued upon
 reinvestment of dividends and distributions:
 Standard Class ................................              -       1,757,222
 Service Class .................................              -               -
                                                    -----------     -----------
                                                     12,135,333      93,947,397
                                                    -----------     -----------
Cost of shares purchased:
 Standard Class ................................    (10,300,577)    (19,876,828)
 Service Class .................................     (2,975,069)       (599,328)
                                                    -----------     -----------
                                                    (13,275,646)    (20,476,156)
                                                    -----------     -----------
Increase (decrease) in net assets derived
 from capital share transactions ...............     (1,140,313)     73,471,241
                                                    -----------     -----------

NET INCREASE (DECREASE) IN
 NET ASSETS ....................................    (16,355,723)     43,830,716
                                                    -----------     -----------

Net Assets:
Beginning of period ............................     97,359,269      53,528,553
                                                    -----------     -----------
End of period ..................................    $81,003,546     $97,359,269
                                                    ===========     ===========

                             See accompanying notes


                                                                 Select Growth-3

Delaware Group Premium Fund-Select Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                             Select Growth Series Standard Class
                                                                           Six Months
                                                                              Ended           Year      5/3/99(2)
                                                                            6/30/01(1)       Ended          to
                                                                           (Unaudited)      12/31/00     12/31/99
                                                                           -----------      --------    ---------
Net asset value, beginning of period ...................................     $10.890         $14.300      $10.000

Income (loss) from investment operations:
Net investment income (loss)(3) ........................................      (0.008)         (0.040)       0.011
Net realized and unrealized gain (loss) on investments .................      (1.622)         (3.078)       4.289
                                                                             -------         -------      -------
Total from investment operations .......................................      (1.630)         (3.118)       4.300
                                                                             -------         -------      -------

Less dividends and distributions:
Dividends from net investment income ...................................           -          (0.007)           -
Distributions from net realized gain on investments ....................           -          (0.285)           -
                                                                             -------         -------      -------
Total dividends and distributions ......................................           -          (0.292)           -
                                                                             -------         -------      -------
Net asset value, end of period .........................................     $ 9.260         $10.890      $14.300
                                                                             =======         =======      =======
Total return(4) ........................................................     (15.15%)        (22.46%)      42.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ................................     $64,915         $80,443      $53,529
Ratio of expenses to average net assets ................................       0.85%           0.82%        0.80%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly ...............................       1.01%           0.89%        0.81%
Ratio of net investment income (loss)
 to average net assets .................................................      (0.17%)         (0.30%)       0.32%
Ratio of net investment income (loss) to average net
 assets prior to expense limitation and
 expenses paid indirectly ..............................................      (0.33%)         (0.37%)       0.29%
Portfolio turnover .....................................................        156%            158%         174%

-----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2001 and the year ended December 31, 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total return reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes



                                                                 Select Growth-4

Delaware Group Premium Fund-Select Growth Series
Financial Highlights (Continued)


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                               Select Growth Series Service Class
                                                                Six Months
                                                                  Ended                5/1/00(2)
                                                                6/30/01(1)                 to
                                                               (Unaudited)              12/31/00
                                                               -----------             ---------
Net asset value, beginning of period ........................    $10.880                 $13.160

Loss from investment operations:
Net investment loss(3) ......................................     (0.015)                 (0.043)
Net realized and unrealized loss on investments .............     (1.625)                 (2.237)
                                                                 -------                 -------
Total from investment operations ............................     (1.640)                 (2.280)
                                                                 -------                 -------

Less dividends and distributions:
Dividends from net investment income ........................          -                       -
Distributions from net realized gain on investments .........          -                       -
                                                                 -------                 -------
Total dividends and distributions ...........................          -                       -
                                                                 -------                 -------
Net asset value, end of period ..............................    $ 9.240                 $10.880
                                                                 =======                 =======
Total return(4) .............................................    (15.17%)                (17.33%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) .....................    $16,089                 $16,916
Ratio of expenses to average net assets .....................      1.00%                   0.99%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly ............      1.16%                   1.06%
Ratio of net investment loss to average net assets ..........     (0.32%)                 (0.48%)
Ratio of net investment loss to average net assets
 prior to expense limitation and expenses paid indirectly ...     (0.48%)                 (0.55%)
Portfolio turnover ..........................................       156%                    158%

-----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total return reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes



                                                                 Select Growth-5

Delaware Group Premium Fund-Select Growth Series
Notes to Financial Statements
June 30, 2001
(Unaudited)

Delaware Group Premium Fund (the "Trust") is organized as a Delaware business trust and offers 19 series: Balanced Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, High Yield Series, International Equity Series, REIT Series, Select Growth Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, Technology and Innovation Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Select Growth Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the Statement of Operations. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $952 for the period ended June 30, 2001. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2001 were approximately $1,968. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".




                                                                 Select Growth-6

Select Growth Series
Notes to Financial Statements (Continued)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.85% of average daily net assets of the Series through October 31, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets.

At June 30, 2001, the Series had liabilities payable to affiliates as follows:

                         Dividend disbursing,        Other
     Investment          transfer agent fees,       expenses
     management              accounting             payable
   fee payable to        and other expenses         to DMC
        DMC                payable to DSC        and affiliates
   --------------        --------------------    --------------
      $19,168                  $3,826                $978

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2001, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases .......................................  $61,248,476
Sales ...........................................  $61,250,825

At June 30, 2001, the cost of investments for federal income tax purposes approximates the cost for book purposes. At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                       Aggregate         Aggregate
     Cost of          unrealized         unrealized       Net unrealized
   investments       appreciation       depreciation       appreciation
   -----------       ------------       ------------      --------------
   $75,238,034        $9,301,065        ($1,827,376)        $7,473,689

For federal income tax purposes, the Series had accumulated capital losses as of June 30, 2001, of $10,589,983 which may be carried forward and applied against future capital gains. Such capital loss carry forwards expire in 2008.



                                                                 Select Growth-7

Select Growth Series
Notes to Financial Statements (Continued)


4. Capital Shares
Transactions in capital shares were as follows:

                                                                           Six Months             Year
                                                                             Ended               Ended
                                                                            6/30/01             12/31/00
                                                                           ----------           --------
Shares sold:
 Standard Class ......................................................      760,987            4,895,777
 Service Class .......................................................      525,303            1,607,098

Shares issued upon reinvestment and distributions:
 Standard Class ......................................................            -              105,286
 Service Class .......................................................            -                    -
                                                                          ---------           ----------
                                                                          1,286,290            6,608,161
                                                                          ---------           ----------
Shares repurchased:
 Standard Class ......................................................   (1,133,803)          (1,359,377)
 Service Class .......................................................     (338,880)             (52,621)
                                                                          ---------           ----------
                                                                         (1,472,683)          (1,411,998)
                                                                         ----------           ----------
Net increase (decrease) ..............................................     (186,393)           5,196,163
                                                                         ==========           ==========

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2001, or at any time during the period.

6. Credit and Market Risk
The Series invests a significant portion of its assets in small- and medium-sized companies and may be subject to certain risks associated with ownership of securities small- and medium-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons which include more limited financial resources or a dependence on narrow product lines.


                                                                 Select Growth-8

Delaware Group Premium Fund-Small Cap Value Series
Statement of Net Assets
June 30, 2001 (Unaudited)

                                                       Number of        Market
                                                         Shares         Value
 COMMON STOCK-91.68%
 Automobiles & Automotive Parts-2.03%
 Borg-Warner Automotive ............................     18,608      $   923,329
 Cummins Engine ....................................     21,800          843,660
+Lear ..............................................     26,700          931,830
                                                                     -----------
                                                                       2,698,819
                                                                     -----------
 Banking & Finance-13.65%
 Associated Bancorp ................................     52,080        1,874,359
 Colonial BancGroup ................................    157,800        2,269,163
 Commercial Federal ................................     49,400        1,141,140
 Compass Bancshares ................................     70,800        1,876,200
 Cullen Frost Bankers ..............................     58,700        1,986,995
 East West Bancorp .................................     44,900        1,212,300
+Financial Federal .................................     52,250        1,512,638
 Hudson United Bancorp .............................     31,910          813,705
 Presidential Life .................................     91,400        2,047,360
 Riggs National ....................................     65,300        1,109,447
 Valley National Bancorp ...........................     37,585        1,065,535
 Westamerica Bancorporation ........................     30,400        1,193,200
                                                                     -----------
                                                                      18,102,042
                                                                     -----------
 Buildings & Materials-4.55%
 D.R. Horton .......................................     42,305          960,324
+Griffon ...........................................    172,900        1,901,900
 KB HOME ...........................................     58,500        1,764,945
 Pulte Homes .......................................     33,100        1,411,053
                                                                     -----------
                                                                       6,038,222
                                                                     -----------
 Cable, Media & Publishing-0.91%
 Belo (A. H.) ......................................     64,300        1,211,412
                                                                     -----------
                                                                       1,211,412
                                                                     -----------
 Chemicals-2.88%
+Cytec Industries ..................................     31,500        1,197,000
 Fuller (H.B.) .....................................     18,300          913,170
 OM Group ..........................................     30,500        1,715,625
                                                                     -----------
                                                                       3,825,795
                                                                     -----------
 Computers & Technology-4.35%
+Axcelis Technologies ..............................     62,900          930,920
 Mercury Computer Systems ..........................     51,800        2,564,100
+Nanometrics .......................................     33,200          912,568
 Parametric Technology .............................     97,300        1,361,227
                                                                     -----------
                                                                       5,768,815
                                                                     -----------
 Electronics & Electrical Equipment-5.06%
+International Rectifier ...........................     27,400          934,340
+Photon Dynamics ...................................     24,600          664,200
+Photronics ........................................     29,900          767,234
 Plexus ............................................     35,700        1,178,100
+Sensormatic Electronics ...........................     59,400        1,009,800
+Tech Data .........................................     19,100          637,176
+Varian Semiconductor Equipment ....................     18,600          781,200
 Veeco Instruments .................................     18,700          743,325
                                                                     -----------
                                                                       6,715,375
                                                                     -----------
 Energy-7.70%
 Helmerich & Payne .................................     58,600        1,816,014
+Marine Drilling ...................................     51,300          980,343
 NICOR .............................................     19,500          760,110
 NUI ...............................................     45,300        1,045,524

                                                       Number of        Market
                                                         Shares         Value
 COMMON STOCK (Continued)
 Energy (Continued)
 Ocean Energy ......................................    122,300     $  2,134,135
+OSCA ..............................................     27,100          561,512
 Tidewater .........................................     43,400        1,636,180
+Westport Resources ................................     61,000        1,281,000
                                                                     -----------
                                                                      10,214,818
                                                                     -----------
 Engineering & Construction-3.14%
 Granite Construction ..............................     41,800        1,062,556
+Jacobs Engineering Group ..........................     47,600        3,104,948
                                                                     -----------
                                                                       4,167,504
                                                                     -----------
 Farming & Agriculture-0.77%
 Agrium ............................................    102,100        1,021,000
                                                                     -----------
                                                                       1,021,000
                                                                     -----------
 Food, Beverage & Tobacco-2.43%
 Constellation Brands ..............................     63,600        2,607,600
 Rare Hospitality International ....................     27,200          614,720
                                                                     -----------
                                                                       3,222,320
                                                                     -----------
 Healthcare & Pharmaceuticals-6.15%
+Beverly Enterprises ...............................     83,300          891,310
+Charles River Laboratories ........................     14,900          517,775
+Community Health Systems ..........................     53,600        1,581,200
 Cooper Companies ..................................     37,500        1,927,500
+IDEXX Laboratories ................................     49,900        1,559,375
 Invacare ..........................................     43,500        1,680,405
                                                                     -----------
                                                                       8,157,565
                                                                     -----------
 Industrial Machinery-0.13%
+Entegris ..........................................     15,000          171,750
                                                                     -----------
                                                                         171,750
                                                                     -----------
 Insurance-5.94%
 Everest Reinsurance Group .........................     47,200        3,530,560
 PartnerRe .........................................     43,100        2,387,740
 Renaissance Re Holdings ...........................     26,500        1,963,650
                                                                     -----------
                                                                       7,881,950
                                                                     -----------
 Leisure, Lodging & Entertainment-0.93%
+Take-Two Interactive Software .....................     66,500        1,233,575
                                                                     -----------
                                                                       1,233,575
                                                                     -----------
Metals & Mining-4.80%
Allegheny Technologies .............................     62,000        1,121,580
CIRCOR International ...............................      6,900          124,545
+Freeport-McMoRan Copper & Gold Class B ............     56,800          627,640
 Kaydon ............................................     52,300        1,341,495
+Maverick Tube .....................................     49,700          842,415
+Mueller Industries ................................     17,000          559,470
+Terex .............................................     51,100        1,083,320
 Timken ............................................     39,300          665,742
                                                                     -----------
                                                                       6,366,207
                                                                     -----------
 Packaging & Containers-2.10%
 Ball ..............................................     24,700        1,174,732
+Pactiv ............................................    120,000        1,608,000
                                                                     -----------
                                                                       2,782,732
                                                                     -----------
 Real Estate-5.12%
 Cabot Industrial Trust ............................    108,600        2,280,600
 Pan Pacific Retail Properties .....................    103,700        2,696,200
 Prentiss Properties Trust .........................     69,300        1,822,590
                                                                     -----------
                                                                       6,799,390
                                                                     -----------



                                                               Small Cap Value-1

Small Cap Value Series
Statement of Net Assets (Continued)


                                                       Number of        Market
                                                         Shares         Value
 COMMON STOCK (Continued)
 Retail-5.77%
+Abercrombie & Fitch Class A .......................     23,800     $  1,059,100
+Barnes & Noble ....................................     71,900        2,829,265
 Fred's ............................................     42,725        1,100,169
+Gymboree ..........................................    142,600        1,212,100
+Zale ..............................................     43,000        1,449,100
                                                                    ------------
                                                                       7,649,734
                                                                    ------------
 Telecommunications-0.42%
+Adtran ............................................     26,900          551,450
                                                                    ------------
                                                                         551,450
                                                                    ------------
 Textiles, Apparel & Furniture-5.83%
 Ethan Allen Interiors .............................     20,600          669,500
+Furniture Brands International ....................     52,900        1,481,200
 LA-Z-Boy ..........................................     32,900          608,650
 Phillips-Van Heusen ...............................     74,900        1,078,560
+Quiksilver ........................................     72,700        1,817,500
 Wolverine World Wide ..............................    116,700        2,085,429
                                                                    ------------
                                                                       7,740,839
                                                                    ------------
 Transportation & Shipping-3.86%
 Alexander & Baldwin ...............................     60,700        1,563,025
+Arkansas Best .....................................     40,500          933,525
+Landstar Systems ..................................     13,500          918,270
 Roadway ...........................................     36,200          860,474
 USFreightways .....................................     28,600          843,700
                                                                    ------------
                                                                       5,118,994
                                                                    ------------
 Utilities-0.82%
 California Water Service Group ....................     28,100          720,765
 Conectiv ..........................................     17,100          369,360
                                                                    ------------
                                                                       1,090,125
                                                                    ------------
 Miscellaneous-2.34%
 Federal Signal ....................................     94,900        2,227,303
 Smith (A.O.) ......................................     49,150          879,785
                                                                    ------------
                                                                       3,107,088
                                                                    ------------
 Total Common Stock
  (cost $99,634,692) ...............................                 121,637,521
                                                                    ------------

                                                      Principal        Market
                                                        Amount          Value
 Repurchase Agreements-7.67%
 With BNP Paribas 3.96% 7/2/01
  (dated 6/29/01, collateralized by
  $2,763,000 U.S. Treasury Bills
  due 12/31/01,
  market value $2,717,639) ......................... $2,658,000     $  2,658,000
With Cantor Fitzgerald 3.96% 7/2/01
  (dated 6/29/01, collateralized by
  $792,000 U.S. Treasury Bills
  due 9/27/01, market value
  $785,087 and $613,000
  U.S. Treasury Bills due 11/8/01,
  market value $605,379 and
  $1,022,000 U.S. Treasury Bills
  due 11/15/01,
  market value $1,008,738) .........................  2,351,000        2,351,000
With J.P. Morgan Chase 3.96% 7/2/01
  (dated 6/29/01, collateralized by
  $2,797,000 U.S. Treasury Bills
  due 9/6/01, market value $2,777,956) .............  2,711,000        2,711,000
With UBS Warburg 3.96% 7/2/01
  (dated 6/29/01, collateralized by
  $2,525,000 U.S. Treasury Bills
  due 9/27/01,
  market value $2,503,186) .........................  2,453,000        2,453,000
                                                                    ------------
Total Repurchase Agreements
  (cost $10,173,000)                                                  10,173,000
                                                                    ------------


TOTAL MARKET VALUE OF SECURITIES-99.35% (COST $109,807,692)          131,810,521

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.65%                    862,846
                                                                    ------------

NET ASSETS APPLICABLE TO 6,947,442 SHARES OUTSTANDING-100.00%       $132,673,367
                                                                    ============
NET ASSET VALUE-SMALL CAP VALUE SERIES STANDARD CLASS
   ($122,823,905 / 6,431,890 SHARES)                                      $19.10
                                                                          ======
NET ASSET VALUE-SMALL CAP VALUE SERIES SERVICE CLASS
   ($9,849,462 / 515,552 SHARES)                                          $19.10
                                                                          ======
COMPONENTS OF NET ASSETS AT JUNE 30, 2001:
Shares of beneficial interest (unlimited authorization-no par)      $107,761,889
Undistributed net investment income                                      498,309
Accumulated net realized gain on investments                           2,410,340
Net unrealized appreciation of investments                            22,002,829
                                                                    ------------
Total net assets                                                    $132,673,367
                                                                    ============
-----------
+Non-income producing security for the period ended June 30, 2001.

                             See accompanying notes
                                                               Small Cap Value-2

Delaware Group Premium Fund-
Small Cap Value Series
Statement of Operations
Six Months Ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:
Dividends .......................................................     $ 786,986
Interest ........................................................       186,163
                                                                    -----------
                                                                        973,149
                                                                    -----------
EXPENSES:
Management fees .................................................       420,739
Accounting and administration expenses ..........................        24,682
Reports and statements to shareholders ..........................         7,912
Dividend disbursing and transfer agent
 fees and expenses ..............................................         4,999
Professional fees ...............................................         2,983
Distribution expense-Service Class ..............................         1,982
Custodian fees ..................................................         1,775
Registration fees ...............................................           483
Taxes (other than taxes on income) ..............................           268
Trustee's fees ..................................................           157
Other ...........................................................        11,586
                                                                    -----------
                                                                        477,566
Less expenses absorbed or waived) ...............................        (4,527)
Less expenses paid indirectly) ..................................        (1,412)
                                                                    -----------
Total expenses ..................................................       471,627
                                                                    -----------

NET INVESTMENT INCOME ...........................................       501,522
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on investments ................................     9,456,216
Net change in unrealized appreciation /
 depreciation of investments ....................................       589,670
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS .................................................    10,045,886
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ................................................   $10,547,408
                                                                    ===========

                             See accompanying notes

Delaware Group Premium Fund-
Small Cap Value Series
Statements of Changes in Net Assets

                                                       Six Months            Year
                                                     Ended 6/30/01          Ended
                                                      (Unaudited)          12/31/00
                                                     -------------         --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment income ............................   $    501,522         $  1,107,992
Net realized gain (loss)
 on investments ..................................      9,456,216           (6,381,546)
Net change in unrealized appreciation /
 depreciation of investments .....................        589,670           21,557,886
                                                     ------------         ------------
Net increase in net assets resulting
 from operations .................................     10,547,408           16,284,332
                                                     ------------         ------------

DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class ..................................     (1,092,042)          (1,124,954)
 Service Class ...................................        (17,830)                   -
Net realized gain on investments:
 Standard Class ..................................              -           (1,404,672)
 Service Class ...................................              -                    -
                                                     ------------         ------------
                                                       (1,109,872)          (2,529,626)
                                                     ------------         ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ................................     55,219,244           32,758,419
   Service Class .................................      8,533,556            1,168,667
Net asset value of shares issued upon
 reinvestment of dividends and distributions:
 Standard Class ..................................      1,092,042            2,529,626
 Service Class ...................................         17,830                    -
                                                     ------------         ------------
                                                       64,862,672           36,456,712
                                                     ------------         ------------
Cost of shares repurchased:
Standard Class ...................................    (46,557,858)         (40,463,151)
Service Class ....................................       (236,775)              (5,357)
                                                     ------------         ------------
                                                      (46,794,633)         (40,468,508)
                                                     ------------         ------------
Increase (decrease) in net assets derived
   from capital share transactions ...............     18,068,039           (4,011,796)
                                                     ------------         ------------

NET INCREASE IN NET ASSETS .......................     27,505,575            9,742,910

NET ASSETS:
Beginning of period ..............................    105,167,792           95,424,882
                                                     ------------         ------------
End of period ....................................   $132,673,367         $105,167,792
                                                     ============         ============

                             See accompanying notes


                                                               Small Cap Value-3

Delaware Group Premium Fund-Small Cap Value Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            Small Cap Value Series Standard Class
                                                             Six Months
                                                          Ended 6/30/01(1)                  Year Ended December 31,
                                                            (Unaudited)     2000         1999       1998         1997         1996
                                                          -------------------------------------------------------------------------
Net asset value, beginning of period ...................      $17.650     $15.360      $16.450     $17.920      $14.500     $12.470

Income (loss) from investment operations:
Net investment income(2) ...............................        0.080       0.182        0.182       0.196        0.122       0.112
Net realized and unrealized gain (loss)
 on investments ........................................        1.551       2.524       (0.997)     (1.036)       4.338       2.548
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations .......................        1.631       2.706       (0.815)     (0.840)       4.460       2.660
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income ...................       (0.181)     (0.185)      (0.195)     (0.135)      (0.110)     (0.180)
Distributions from net realized gain on investments ....            -      (0.231)      (0.080)     (0.495)      (0.930)     (0.450)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions ......................       (0.181)     (0.416)      (0.275)     (0.630)      (1.040)     (0.630)
                                                              -------     -------      -------     -------      -------     -------
Net asset value, end of period .........................      $19.100     $17.650      $15.360     $16.450      $17.920     $14.500
                                                              =======     =======      =======     =======      =======     =======
Total return(3) ........................................        9.09%      18.18%       (4.86%)     (4.79%)      32.91%      22.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ................     $122,824    $103,914      $95,425    $103,989      $84,071     $23,683
Ratio of expenses to average net assets ................        0.85%       0.85%        0.85%       0.83%        0.80%       0.80%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly ...............        0.85%       0.89%        0.85%       0.85%        0.90%       0.99%
Ratio of net investment income to average net assets ...        0.90%       1.18%        1.16%       1.32%        1.24%       1.28%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses
 paid indirectly .......................................        0.90%       1.14%        1.16%       1.30%        1.14%       1.09%
Portfolio turnover .....................................          77%         84%          47%         45%          41%         84%

-----------
(1) Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the period ended June 30, 2001 and the year ended December 31, 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes



                                                               Small Cap Value-4

Delaware Group Premium Fund-Small Cap Value Series
Financial Highlights (Continued)


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                 Small Cap Value Series Service Class
                                                                  Six Months
                                                                    Ended                   5/1/00(2)
                                                                  6/30/01(1)                   to
                                                                 (Unaudited)                12/31/00
                                                                -------------             -----------
Net asset value, beginning of period ..........................    $17.650                   $14.860

Income from investment operations:
Net investment income(3) ......................................      0.067                     0.124
Net realized and unrealized gain on investments ...............      1.548                     2.666
                                                                   -------                   -------
Total from investment operations ..............................      1.615                     2.790
                                                                   -------                   -------

Less dividends and distributions:
Dividends from net investment income ..........................     (0.165)                        -
Distributions from net realized gain on investments ...........          -                         -
                                                                   -------                   -------
Total dividends and distributions .............................     (0.165)                        -
                                                                   -------                   -------

Net asset value, end of period ................................    $19.100                   $17.650
                                                                   =======                   =======

Total return(4) ...............................................      9.04%                    18.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted) .......................     $9,849                    $1,254
Ratio of expenses to average net assets .......................      1.00%                     1.00%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly ..............      1.00%                     1.06%
Ratio of net investment income to average net assets ..........      0.75%                     1.02%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid indirectly .....      0.75%                     0.96%
Portfolio turnover ............................................        77%                       84%

-----------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes


                                                               Small Cap Value-5

Delaware Group Premium Fund-Small Cap Value Series
Notes to Financial Statements
June 30, 2001
(Unaudited)

Delaware Group Premium Fund (the "Trust") is organized as a Delaware business trust and offers 19 series: Balanced Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, High Yield Series, International Equity Series, REIT Series, Select Growth Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, Technology and Innovation Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Small Cap Value Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $1,290 for the period ended June 30, 2001. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2001 were approximately $122. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on first $500 million of average daily net assets of the series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed 0.85% of average daily net assets of the Series through October 31, 2001.


                                                               Small Cap Value-6

Small Cap Value Series
Notes to Financial Statements (Continued)


The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets.

At June 30, 2001, the Series had liabilities payable to affiliates as follows:

                      Dividend disbursing,            Other
   Investment         transfer agent fees,           expenses
   management             accounting                 payable
 fee payable to       and other expenses             to DMC
      DMC               payable to DSC           and affiliates
 --------------       --------------------       --------------
   $76,208                  $5,965                   $4,608

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2001, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases ........................................ $50,281,004
Sales ............................................ $41,108,880

At June 30, 2001, the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                       Aggregate           Aggregate
     Cost of           unrealized         unrealized       Net unrealized
   investments        appreciation       depreciation       appreciation
   ------------       ------------       ------------      --------------
   $109,807,692        $23,843,199        ($1,840,370)       $22,002,829

For federal income tax purposes, the Series had accumulated capital losses as of June 30, 2001 of $5,079,649. Such capital loss carryforwards expire in 2008.

4. Capital Shares
Transactions in capital shares were as follows:

                                                                         Six Months             Year
                                                                           Ended               Ended
                                                                          6/30/01             12/31/00
                                                                         ----------           --------
Shares sold:
 Standard Class ......................................................   3,045,561            2,093,239
 Service Class .......................................................     456,726               71,392

Shares issued upon reinvestment of dividends and distributions:
 Standard Class ......................................................      64,810              173,261
 Service Class .......................................................       1,057                    -
                                                                        ----------           ----------
                                                                         3,568,154            2,337,892
                                                                        ----------           ----------
Shares repurchased:
 Standard Class ......................................................  (2,566,601)          (2,589,397)
 Service Class .......................................................     (13,292)                (331)
                                                                        ----------           ----------
                                                                        (2,579,893)          (2,589,728)
                                                                        ----------           ----------
Net increase (decrease) ..............................................     988,261             (251,836)
                                                                        ==========           ==========



                                                               Small Cap Value-7

Small Cap Value Series
Notes to Financial Statements (Continued)


5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2001 or at any time during the period.

6. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.



                                                               Small Cap Value-8

Delaware Group Premium Fund-Social Awareness Series
Statement of Net Assets
June 30, 2001 (Unaudited)

                                                          Number of    Market
                                                           Shares      Value
 COMMON STOCK-99.38%
 Automobiles & Automotive Parts-1.15%
+Delphi Automotive Systems ........................        10,500  $  167,265
 Federal Signal ...................................         6,300     147,861
                                                                   ----------
                                                                      315,126
                                                                   ----------
 Banking, Finance & Insurance-19.60%
+Allstate .........................................         5,680     249,863
+American Express .................................         4,000     155,200
 American International Group .....................         1,887     162,282
 Bank of America ..................................         5,800     348,174
 Bank One .........................................         3,012     107,830
 Cigna ............................................           700      67,074
+Citigroup ........................................        14,880     786,258
 Comerica .........................................         2,662     153,331
 Coutrywide Credit ................................         1,500      68,820
 Dime Bancorp .....................................         2,800     104,300
 Fannie Mae .......................................         5,600     476,840
+Fidelity National Financial ......................         4,000      98,280
 Hartford Financial Services ......................           600      41,040
 Household International ..........................         1,500     100,050
+J.P. Morgan Chase ................................         6,700     298,820
 Jefferson-Pilot ..................................           750      36,240
 John Hancock Financial Services ..................         1,500      60,390
 Manulife Financial ...............................         1,600      44,656
 Mellon Financial .................................         1,800      82,800
 Merrill Lynch & Company ..........................         3,400     201,450
 Metropolitan Life Insurance ......................         1,700      52,666
 MGIC Investment ..................................         1,800     130,752
 MONY Group .......................................         1,100      44,143
 Morgan Stanley Dean Witter .......................         4,100     263,343
+Nationwide Financial Services-Class A ............         1,700      74,205
+PMI Group ........................................         1,750     125,405
 RenaissanceRe Holdings ...........................           800      59,280
+St. Paul .........................................         2,200     111,518
+Stilwell Financial ...............................         3,400     114,104
 SunTrust Banks ...................................         1,400      90,692
 TCF Financial ....................................           700      32,417
 Torchmark ........................................         1,200      48,252
 U.S. Bancorp .....................................         5,218     118,918
 UnumProvident ....................................         3,200     102,784
+Washington Mutual ................................         6,000     225,300
+Wells Fargo ......................................         2,500     116,075
                                                                   ----------
                                                                    5,353,552
                                                                   ----------
 Buildings & Materials-2.44%
 American Standard ................................         2,300     138,230
 Fluor ............................................         2,900     130,935
+KB HOME ..........................................         4,400     132,748
 Martin Marietta Materials ........................         1,900      94,031
+York International ...............................         4,900     171,598
                                                                   ----------
                                                                      667,542
                                                                   ----------
 Business Services-0.83%
 Cendant ..........................................         6,600     128,700
 Deluxe ...........................................         3,400      98,260
                                                                   ----------
                                                                      226,960
                                                                   ----------

                                                          Number of    Market
                                                           Shares      Value
 COMMON STOCK (Continued)
 Cable, Media & Publishing-5.15%
 Adelphia Communications Class A ..................         2,200  $   90,200
 AOL Time Warner ..................................        10,600     561,800
 Cablevision Systems Class A ......................         1,900     111,150
 Clear Channel Communications .....................         1,474      92,420
 Dow Jones ........................................           800      47,768
 Metro-Goldwyn-Mayer ..............................         3,700      83,805
 New York Times ...................................         2,400     100,800
+Viacom Class B ...................................         6,200     320,850
                                                                   ----------
                                                                    1,408,793
                                                                   ----------
 Chemicals-1.96%
 Avery Dennison ...................................         2,800     142,940
 Beckman Coulter ..................................         3,100     126,480
 NRG Energy .......................................         5,000     110,400
 Praxair ..........................................         3,300     155,100
                                                                   ----------
                                                                      534,920
                                                                   ----------
 Computers & Technology-13.03%
+Adobe Systems ....................................         2,800     131,600
 Applera Celera Genomics ..........................           400      15,864
+BMC Software .....................................         2,200      49,588
+Brocade Communications System ....................         1,900      83,581
+Cadence Design Systems ...........................         3,400      63,342
+Cisco Systems ....................................        14,000     254,800
 Compaq Computer ..................................        14,700     227,703
+Dell Computer ....................................         8,500     220,575
 EMC ..............................................         7,680     223,104
 Gateway ..........................................         3,600      59,220
+Gemstar-TV Guide International ...................         1,400      61,600
+i2 Technologies ..................................         1,000      19,800
 Intuit ...........................................         3,600     143,964
 Linear Technology ................................         1,400      61,908
+Micron Technology ................................         5,400     221,940
+Microsoft ........................................        11,860     861,036
 Oracle ...........................................        14,300     271,700
+Palm .............................................        21,746     131,998
 Peregrine Systems ................................         2,700      78,300
 Siebel Systems ...................................         2,200     103,180
 Sybase ...........................................         5,300      87,185
+VeriSign .........................................         1,000      60,010
 Veritas Software .................................         1,500      99,795
+Yahoo ............................................         1,300      25,987
                                                                   ----------
                                                                    3,557,780
                                                                   ----------
 Consumer Products-4.06%
 Avon Products ....................................         3,760     174,013
+Clorox ...........................................         3,580     121,183
 Corning ..........................................         3,300      55,143
 Gillette .........................................         7,900     229,021
 Hillenbrand Industries ...........................         3,000     171,330
 Maytag ...........................................         2,700      79,002
 Minnesota Mining & Manufacturing .................         1,600     182,560
 Newell Rubbermaid ................................         3,900      97,890
                                                                   ----------
                                                                    1,110,142
                                                                   ----------
 Consumer Services-0.50%
 ServiceMaster ....................................        11,300     135,600
                                                                   ----------
                                                                      135,600
                                                                   ----------


                                                             Social Awareness-1

Social Awareness Series
Statement of Net Assets (Continued)


                                                         Number of    Market
                                                           Shares     Value
 COMMON STOCK (Continued)
 Electronics & Electrical Equipment-5.24%
 Advanced Micro Devices ...........................         4,300  $  124,184
 Altera ...........................................         2,700      78,300
+Arrow Electronics ................................         2,600      63,154
 Avnet ............................................         3,100      69,502
+AVX ..............................................         2,900      60,900
+Broadcom Class A .................................           500      21,380
 Emerson Electric .................................         3,200     193,600
 JDS Uniphase .....................................         3,960      50,490
 KLA-Tencor .......................................           600      35,082
+Microchip Technology .............................         3,150     107,888
+National Semiconductor ...........................         2,100      61,152
+PerkinElmer ......................................         1,000      27,530
+PMC-Sierra .......................................         1,000      31,070
 Solectron ........................................         3,800      69,540
+Symbol Technologies ..............................         2,900      64,380
 Teleflex .........................................         3,000     132,000
+Triquint Semiconductor ...........................         5,300     119,250
+Vishay Intertechnology ...........................         2,700      62,100
 Xilinx ...........................................         1,500      61,860
                                                                   ----------
                                                                    1,433,362
                                                                   ----------
 Energy-6.19%
+Anadarko Petroleum ...............................         2,600     140,478
 Apache ...........................................         4,000     203,000
+Baker Hughes .....................................         4,200     140,700
 BJ Services ......................................         3,600     102,168
 Burlington Resources .............................         1,800      71,910
 Devon Energy .....................................         1,500      78,750
 Dynegy ...........................................         3,000     139,500
 Enron ............................................         4,000     196,000
 EOG Resources ....................................         2,100      74,655
 Equitable Resources ..............................         3,200     106,592
 Noble Drilling ...................................         3,000      98,250
+Questar ..........................................         4,900     121,324
 Smith International ..............................         1,500      89,850
+Tidewater ........................................         3,400     128,180
                                                                   ----------
                                                                    1,691,357
                                                                   ----------
 Environmental Services-0.77%
 Applera-Applied Biosystems Group .................         1,300      34,775
 Ecolab ...........................................         4,300     176,171
                                                                   ----------
                                                                      210,946
                                                                   ----------
 Food & Beverage-2.55%
+General Mills ....................................         3,100     135,718
+Heinz (H.J.) .....................................         2,000      81,780
 Kellogg Company ..................................         3,200      92,800
 PepsiCo ..........................................         6,000     265,200
 Wrigley,(WM) Jr. .................................         2,600     121,810
                                                                   ----------
                                                                      697,308
                                                                   ----------
 Healthcare & Pharmaceuticals-11.64%
+Amgen ............................................         2,600     157,768
 AstraZeneca ADR ..................................         1,600      74,800
 Baxter International .............................         2,000      98,000
 Becton, Dickinson ................................         2,000      71,580
 Bergen Brunswig Class A ..........................         7,094     136,347
 Boston Scientific ................................         7,600     129,200
 Cardinal Health ..................................         2,529     174,501
 Eli Lilly ........................................         9,200     680,800

                                                         Number of    Market
                                                           Shares     Value
 COMMON STOCK (Continued)
 Healthcare & Pharmaceuticals (Continued)
+Genentech ........................................         1,400  $   77,140
 Guidant ..........................................         2,200      79,200
 HCA-The Healthcare Company .......................         3,100     140,089
+Health Management Associates
 Class A ..........................................         5,000     105,200
 Healthsouth ......................................         7,100     113,387
 IMS Health .......................................         5,300     151,050
+IVAX .............................................         2,050      79,950
 McKesson HBOC ....................................         5,000     185,600
 MedImmune ........................................         1,600      75,520
 Medtronic ........................................         2,788     128,276
 Millennium Pharmaceuticals .......................           500      17,790
 Mylan Laboratories ...............................         1,800      50,634
 Novartis ADR .....................................         2,200      79,530
+Oxford Health Plans ..............................         2,800      80,080
 PacifiCare Health Systems ........................         4,900      79,870
 Tenet Healthcare .................................         1,800      92,862
 Wellpoint Health Networks ........................         1,300     122,512
                                                                   ----------
                                                                    3,181,686
                                                                   ----------
 Industrial Machinery-1.73%
+Applied Materials ................................         4,200     206,220
 Ingersoll-Rand ...................................         3,000     123,600
+Pentair ..........................................         4,200     141,960
                                                                   ----------
                                                                      471,780
                                                                   ----------
 Leisure, Lodging & Entertainment-1.46%
+Callaway Golf ....................................         4,500      71,100
 Tricon Global Restaurants ........................         2,300     100,970
 Walt Disney ......................................         7,900     228,231
                                                                   ----------
                                                                      400,301
                                                                   ----------
 Packaging & Containers-0.40%
 Sealed Air .......................................         2,900     108,025
                                                                   ----------
                                                                      108,025
                                                                   ----------
 Paper & Forest Products-0.64%
 Boise Cascade ....................................         5,000     175,850
                                                                   ----------
                                                                      175,850
                                                                   ----------
 Real Estate-2.41%
 AMB Property .....................................         2,600      66,976
 AvalonBay Communities ............................         1,700      79,475
 Duke-Weeks Realty ................................         2,600      64,610
 Equity Office Properties Trust ...................         4,600     145,498
 Equity Residential Properties Trust ..............         1,200      67,860
 Kimco Realty .....................................         1,400      66,290
 ProLogis Trust ...................................         3,600      81,792
+Simon Property Group .............................         2,900      86,913
                                                                   ----------
                                                                      659,414
                                                                   ----------
 Retail-6.20%
 CVS ..............................................         4,100     158,260
 Federated Department Stores ......................         3,600     153,000
 Home Depot .......................................         7,700     358,435
 Kroger ...........................................         8,100     202,500
 May Department Stores ............................         2,700      92,502
+Nordstrom ........................................         4,700      87,185
 Ross Stores ......................................         2,400      57,480
 Safeway ..........................................         3,800     182,400
 Saks .............................................         6,300      60,480
+Sears, Roebuck ...................................         4,200     177,702


                                                             Social Awareness-2

Social Awareness Series
Statement of Net Assets (Continued)


                                                         Number of    Market
                                                           Shares     Value
 COMMON STOCK (Continued)
 Retail (Continued)
 Target ...........................................         1,400  $   48,440
+Tupperware .......................................         5,000     117,150
                                                                   ----------
                                                                    1,695,534
                                                                   ----------
 Telecommunications-8.87%
 ALLTEL ...........................................         3,250     199,095
 BellSouth ........................................         7,280     293,166
 Comcast Special Class A ..........................         5,700     247,380
 Crown Castle .....................................         7,600     124,640
 NEXTEL Communications ............................         9,800     171,500
 Nokia ADR ........................................         5,100     112,404
 QUALCOMM .........................................         3,800     222,224
 SBC Communications ...............................        11,300     452,678
+Scientific-Atlanta ...............................         1,600      64,960
+Sprint ...........................................         8,300     177,288
 Sprint PCS .......................................         5,500     132,825
 WorldCom .........................................        15,300     217,260
+Worldcom-MCI Group ...............................           612       9,853
                                                                   ----------
                                                                    2,425,273
                                                                   ----------

                                                         Number of    Market
                                                           Shares     Value
 COMMON STOCK (Continued)
 Textiles, Apparel & Furniture-0.85%
+Herman Miller ....................................         3,400  $   82,280
+NIKE .............................................         3,600     151,164
                                                                   ----------
                                                                      233,444
                                                                   ----------
 Transportation & Shipping-1.71%
+Brunswick ........................................         4,500     108,135
 Delta Air Lines ..................................         2,300     101,384
+FedEx ............................................         4,500     180,900
 UAL ..............................................         2,200      77,330
                                                                   ----------
                                                                      467,749
                                                                   ----------
 Total Common Stock
  (cost $27,249,505) ..............................                27,162,444
                                                                   ----------


TOTAL MARKET VALUE OF SECURITIES-99.38% (COST $27,249,505) ......  27,162,444

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.62% ...........     170,829
                                                                  -----------
NET ASSETS APPLICABLE TO 2,133,240 SHARES OUTSTANDING-100.00% ... $27,333,273
                                                                  ===========
NET ASSET VALUE-SOCIAL AWARENESS SERIES STANDARD CLASS
  ($26,582,116 / 2,074,595 SHARES) ..............................      $12.81
                                                                       ======
NET ASSET VALUE-SOCIAL AWARENESS SERIES SERVICE CLASS
  ($751,157 / 58,645 SHARES) ....................................      $12.81
                                                                       ======
Components of Net Assets at June 30, 2001:
Shares of beneficial interest (unlimited authorization-no par) .. $27,257,679
Undistributed net investment income .............................      25,825
Accumulated net realized gain on investments ....................     136,830
Net unrealized depreciation of investments ......................     (87,061)
                                                                  -----------
Total net assets ................................................ $27,333,273
                                                                  ===========
------------------
+Non-income producing security for the period ended June 30, 2001.
 ADR-American Depositary Receipt

                             See accompanying notes



                                                             Social Awareness-3

Delaware Group Premium Fund-
Social Awareness Series
Statement of Operations
Six Months Ended June 30, 2001
(Unaudited)



INVESTMENT INCOME:
Dividends ........................................     $  147,947
Interest .........................................          1,054
                                                      -----------
                                                          149,001
                                                      -----------
EXPENSES:
Management fees ..................................        106,861
Accounting and administration expenses ...........          7,166
Registration fees ................................          3,000
Dividend disbursing and transfer agent
   fees and expenses .............................          1,575
Custodian fees ...................................          1,450
Professional fees ................................          1,260
Trustees' fees ...................................            850
Reports and statements to shareholders ...........            600
Distribution Expense - Service Class .............            350
Taxes (other than taxes on income) ...............             60
Other ............................................          5,449
                                                      -----------
                                                          128,621
Less expenses absorbed or waived .................         (6,591)
Less expenses paid indirectly ....................           (328)
                                                      -----------
Total expenses ...................................        121,702
                                                      -----------
NET INVESTMENT INCOME ............................         27,299
                                                      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investments .................        154,456
Net change in unrealized appreciation /
   depreciation of investments ...................     (1,531,767)
                                                      -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS ................................     (1,377,311)
                                                      -----------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...............................    ($1,350,012)
                                                      ===========

                             See accompanying notes

Delaware Group Premium Fund-
Social Awareness Series
Statements of Changes in Net Assets

                                                        Six Months      Year
                                                      Ended 6/30/01     Ended
                                                       (Unaudited)    12/31/00
                                                      -------------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ............................   $     27,299  $     60,994
Net realized gain on investments .................        154,456     2,589,043
Net change in unrealized appreciation /
   depreciation of investments ...................     (1,531,767)   (5,857,994)
                                                      -----------   -----------
Net decrease in net assets
   resulting from operations .....................     (1,350,012)   (3,207,957)
                                                      -----------   -----------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ................................        (59,393)      (94,365)
   Service Class .................................           (572)            -
Net realized gain on investments:
   Standard Class ................................     (2,340,080)            -
   Service Class .................................        (33,791)            -
                                                      -----------   -----------
                                                       (2,433,836)      (94,365)
                                                      -----------   -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ................................        995,431     6,209,431
   Service Class .................................        477,375       633,559
Net asset value of shares issued upon
   reinvestment of dividends and
   distributions:
   Standard Class ................................      2,399,473        94,365
   Service Class .................................         34,363             -
                                                      -----------   -----------
                                                        3,906,642     6,937,355
                                                      -----------   -----------
Cost of shares repurchased:
   Standard Class ................................     (4,090,891)   (8,749,259)
   Service Class .................................         (4,704)     (318,318)
                                                      -----------   -----------
                                                       (4,095,595)   (9,067,577)
                                                      -----------   -----------
Decrease in net assets derived from capital
   share transactions ............................       (188,953)   (2,130,222)
                                                      -----------   -----------
NET DECREASE IN NET ASSETS .......................     (3,972,801)   (5,432,544)

NET ASSETS:
Beginning of period ..............................     31,306,074    36,738,618
                                                      -----------   -----------
End of period ....................................    $27,333,273   $31,306,074
                                                      ===========   ===========

                             See accompanying notes



                                                              Social Awareness-4

Delaware Group Premium Fund-Social Awareness Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       Social Awareness Series Standard Class
                                                            Six Months
                                                               Ended                                          5/1/97(2)
                                                            6/30/01(1)         Year Ended December 31,            to
                                                            (Unaudited)     2000        1999         1998      12/31/97
                                                            -----------------------------------------------------------
Net asset value, beginning of period ......................   $14.790     $16.360      $14.550     $12.840      $10.000

Income (loss) from investment operations:
Net investment income(3) ..................................     0.013       0.028        0.036       0.065        0.051
Net realized and unrealized gain (loss) on investments ....    (0.781)     (1.556)       1.834       1.880        2.789
                                                              -------     -------      -------     -------      -------
Total from investment operations ..........................    (0.768)     (1.528)       1.870       1.945        2.840
                                                              -------     -------      -------     -------      -------
Less dividends and distributions:
Dividends from net investment income ......................    (0.030)     (0.042)      (0.060)     (0.050)           -
Distributions from net realized gain on investments .......    (1.182)      -            -          (0.185)           -
                                                              -------     -------      -------     -------      -------
Total dividends and distributions .........................    (1.212)     (0.042)      (0.060)     (0.235)           -
                                                              -------     -------      -------     -------      -------

Net asset value, end of period ............................   $12.810     $14.790      $16.360     $14.550      $12.840
                                                              =======     =======      =======     =======      =======

Total return(4) ...........................................    (4.39%)     (9.37%)      12.91%      15.45%       28.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $26,582     $31,012      $36,739     $26,962       $7,800
Ratio of expenses to average net assets ...................     0.85%       0.85%        0.85%       0.83%        0.80%
Ratio of expenses to average net assets prior
   to expense limitation and expenses paid indirectly .....     0.90%       0.91%        0.90%       0.89%        1.40%
Ratio of net investment income to average net assets ......     0.20%       0.17%        0.30%       0.80%        1.13%
Ratio of net investment income to average net
   assets prior to expense limitation and expenses
   paid indirectly ........................................     0.15%       0.11%        0.25%       0.74%        0.53%
Portfolio turnover ........................................       59%         71%          22%         30%          52%

-----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized
(3) The average shares outstanding method has been applied for per share information for the period ended June 30, 2001 and the year ended December 31, 2000.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes



                                                             Social Awareness-5

Delaware Group Premium Fund-Social Awareness Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout the period was as follows:

                                                     Social Awareness Series Service Class
                                                            Six Months
                                                              Ended       5/1/00(2)
                                                            6/30/01(1)       To
                                                           (Unaudited)    12/31/00
                                                           -----------    ---------
Net asset value, beginning of period .......................  $14.790     $16.440

Income (loss) from investment operations:
Net investment income (loss)(3) ............................    0.003      (0.002)
Net realized and unrealized loss on investments ............   (0.781)     (1.648)
                                                              -------     -------
Total from investment operations ...........................   (0.778)     (1.650)
                                                              -------     -------

Less dividends and distributions:
Dividends from net investment income .......................   (0.020)          -
Distributions from net realized gain on investments ........   (1.182)          -
                                                              -------     -------
Total dividends and distributions ..........................   (1.202)          -
                                                              -------     -------

Net asset value, end of period .............................  $12.810     $14.790
                                                              =======     =======

Total return(4) ............................................   (4.47%)    (10.04%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ....................     $751        $294
Ratio of expenses to average net assets ....................    1.00%       1.00%
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly ...............    1.05%       1.06%
Ratio of net investment income (loss) to average net
     assets ................................................    0.05%      (0.01%)
Ratio of net investment income (loss) to average net assets
     prior to expense limitation and
     expenses paid indirectly ..............................    0.00%      (0.07%)
Portfolio turnover .........................................      59%         71%

-------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes




                                                              Social Awareness-6

Delaware Group Premium Fund-Social Awareness Series
Notes to Financial Statements
June 30, 2001
(Unaudited)

Delaware Group Premium Fund (the "Trust") is organized as a Delaware business trust and offers 19 series: Balanced Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, High Yield Series, International Equity Series, REIT Series, Select Growth Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, Technology and Innovation Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Social Awareness Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation. It seeks to achieve its objective by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $328 for the period ended June 30, 2001. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended June 30, 2001. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed 0.85% of average daily net assets of the Series through October 31, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.


                                                             Social Awareness-7

Social Awareness Series
Notes to Financial Statements (Continued)


Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets.

At June 30, 2001, the Series had liabilities payable to affiliates as follows:

                              Dividend disbursing,
           Investment         transfer agent fees,
           management             accounting            Other expenses
         fee payable to       and other expenses        payable to DMC
              DMC               payable to DSC          and affiliates
         --------------       --------------------      --------------
            $16,683                  $1,320                 $1,212

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2001, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

   Purchases .......................................   $8,457,110
   Sales ...........................................  $10,939,913

At June 30, 2001, the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                      Aggregate        Aggregate
     Cost of          unrealized       unrealized        Net unrealized
   investments       appreciation     depreciation        depreciation
   -----------       ------------     ------------       --------------
   $27,249,505        $4,172,569      ($4,259,630)          ($87,061)

4. Capital Shares
Transactions in capital shares were as follows:

                                                         Six months    Year
                                                            Ended      Ended
                                                          6/30/001    12/31/00
                                                         ----------   --------
Shares sold:
   Standard Class .....................................    75,009     388,637
   Service Class ......................................    36,191      41,366

Shares issued upon reinvestment of dividends and
   distributions:
   Standard Class .....................................   205,787       5,541
   Service Class ......................................     2,945           -
                                                         --------    --------
                                                          319,932     435,544
                                                         --------    --------
Shares repurchased:
   Standard Class .....................................  (303,002)   (543,248)
   Service Class ......................................      (350)    (21,507)
                                                         --------    --------
                                                         (303,352)   (564,755)
                                                         --------    --------
Net increase (decrease) ...............................    16,580    (129,211)
                                                         ========    ========

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2001, or at any time during the period.

6. Credit and Market Risk
The Series only invests in companies that meet its definition of socially responsible and may be subject to certain risks as a result of investing exclusively in socially responsible companies. By avoiding certain companies not considered socially responsible, it could miss out on strong performance from those companies.

                                                             Social Awareness-8

Delaware Group Premium Fund-Strategic Income Series
Statement of Net Assets
June 30, 2001 (Unaudited)

                                                                       Market
                                                       Principal       Value
                                                         Amount*      (U.S. $)
AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS-2.01%
Fannie Mae Whole Loan Series 98-W3 A2
   6.50% 7/25/28 ...............................  USD      26,206    $ 26,462
Freddie Mac Series 2303-CW
   8.50% 11/15/24 ..............................           50,000      53,692
Freddie Mac Series T-11 A5
   6.50% 1/25/15 ...............................          100,000     102,676
GNMA Series 98-9 B 6.85% 12/20/25 ..............          100,000     101,464
                                                                     --------
Total Agency Collateralized Mortgage
   Obligations (cost $281,158) .................                      284,294
                                                                     --------
AGENCY MORTGAGE-BACKED
   SECURITIES-6.91%
Fannie Mae
   6.375% 8/15/07 ..............................          200,000     102,847
   6.50% 8/15/04 ...............................           35,000      36,421
   6.50% 6/1/16 ................................          130,000     130,426
   6.50% 7/1/16 ................................           20,000      20,063
   6.50% 6/1/31 ................................           70,000      68,950
   7.00% 1/1/31 ................................           50,000      50,297
   7.00% 6/1/31 ................................          180,000     180,956
   7.50% 8/1/30 ................................           60,000      61,069
Freddie Mac
   7.00% 4/1/30 ................................          214,244     215,716
   7.00% 11/1/30 ...............................           26,646      26,830
GNMA
   6.50% 12/15/23 ..............................           36,003      35,913
   7.00% 1/15/31 ...............................           48,936      49,411
                                                                     --------
Total Agency Mortgage-Backed
   Securities (cost $979,948) ..................                      978,899
                                                                     --------
AGENCY OBLIGATIONS-0.51%
Freddie Mac 6.50% 7/1/31 .......................           50,000      49,297
Sallie Mae Series 98-1 A1
   6.738% 1/25/07 ..............................           23,059      23,081
                                                                     --------
Total Agency Obligations
   (cost $72,714) ..............................                       72,378
                                                                     --------
ASSET BACKED SECURITIES-2.18%
Celt Series 98-A A4 5.83% 2/15/05 ..............           67,443      67,543
Centex Home Equity Series 01-B A4
   6.41% 2/25/30 ...............................           35,000      34,661
NationsCredit Grantor Trust Series 97-1A
   6.75% 8/15/13 ...............................           43,948      45,266
Peoplefirst.com Auto Receivables Owner
   Trust Series 00-2 A4
   6.43% 9/15/07 ...............................           50,000      51,275
Philadelphia, Pennsylvania Authority For
   Industrial Development Tax Claim
   Revenue Class A 6.488% 6/15/04 ..............           85,351      84,071
Residential Asset Securities Series 00-KS4 AI3
   7.355% 1/25/26 ..............................           25,000      25,818
                                                                     --------
Total Asset Backed Securities
   (cost $307,762) .............................                      308,634
                                                                     --------
                                                                         Market
                                                         Principal       Value
                                                           Amount*      (U.S. $)
   COMMERCIAL MORTGAGE-BACKED
     SECURITIES-1.68%
   Comm Series 00-C1A1
     7.206% 9/15/08 .............................. USD     95,795       $ 99,347
   Comm Series 01-J1AA2
     6.457% 2/16/34 ..............................         40,000         39,238
   GMACC Commercial Mortgage Securities
     Series 00-C2 A2 7.455% 6/16/10 ..............         95,000         99,744
                                                                        --------
   Total Commercial Mortgage-Backed
     Securities (cost $235,866) ..................                       238,329
                                                                        --------
   CORPORATE BONDS-42.49%
   Aerospace & Defense-0.59%
   Alliant Techsystems 144A
     8.50% 5/15/11 ...............................         40,000         40,600
   Atlas Air 10.75% 8/1/05 .......................         55,000         43,175
                                                                        --------
                                                                          83,775
                                                                        --------
   Automobiles & Automotive Parts-0.10%
   Ford Motor 7.45% 7/16/31 ......................         15,000         14,439
                                                                        --------
                                                                          14,439
                                                                        --------
   Banking, Finance & Insurance-4.61%
   Axa 8.60% 12/15/30 ............................         15,000         16,534
   Bank Of Hawaii 6.875% 6/1/03 ..................         15,000         15,191
   Barclays Bank 7.375% 6/29/49 ..................         40,000         39,814
   Citigroup 6.75% 12/1/05 .......................         15,000         15,519
***Coaxial LLC 12.875% 8/15/08 ...................         35,000         25,988
   Erac USA Finance 144A
     7.35% 6/15/08 ...............................         30,000         29,768
   International Finance 6.75% 7/15/09 ...........        540,000        211,812
   Midland Funding II 11.75% 7/23/05 .............         75,000         82,406
   Osprey Trust 144A 8.31% 1/15/03 ...............        100,000        102,858
   Qwest Capital Funding 144A
     7.25% 2/15/11 ...............................         20,000         19,833
   Sovereign Bancorp 10.50% 11/15/06 .............         40,000         43,700
   Wells Fargo Bank 7.55% 6/21/10 ................         45,000         47,658
                                                                        --------
                                                                         651,081
                                                                        --------
   Buildings & Materials-1.03%
   Beazer Homes USA 8.625% 5/15/11 ...............         40,000         40,100
   KB HOME 9.50% 2/15/11 .........................         55,000         55,550
   Ryland Group 9.125% 6/15/11 ...................         50,000         49,625
                                                                        --------
                                                                         145,275
                                                                        --------
   Cable, Media & Publishing-5.61%
   Adelphia Communications
     10.25% 6/15/11 ..............................         80,000         79,199
     10.875% 10/1/10 .............................         25,000         25,438
   AOL Time Warner 6.75% 4/15/11 .................         20,000         19,717
   Charter Communications
     8.25% 4/1/07 ................................         95,000         90,487
     9.92% 4/1/11 ................................         75,000         51,563
   Coaxial Communications
     10.00% 8/15/06 ..............................         50,000         50,000
   Comcast Cable Communications
     6.75% 1/30/11 ...............................         35,000         34,267
   CSC Holdings 7.25% 7/15/08 ....................         85,000         81,709
   Emmis Communications
     8.125% 3/15/09 ..............................         40,000         37,800

                                                              Strategic Income-1

Strategic Income Series
Statement of Net Assets (Continued)

                                                                         Market
                                                         Principal       Value
                                                           Amount*      (U.S. $)
   CORPORATE BONDS (Continued)
   Cable, Media & Publishing (Continued)
***Insight Communications 144A
     12.25% 2/15/11 ................................ USD    70,000      $ 39,900
   Mediacom LLC 7.875% 2/15/11 .....................        80,000        70,800
   Nextmedia Operating 10.75% 7/1/11 ...............        45,000        45,225
   Radio One 144A 8.875% 7/1/11 ....................        25,000        25,125
   Rogers Cablesystems 10.00% 3/15/05 ..............        55,000        58,988
   Sinclair Broadcast 9.00% 7/15/07 ................        40,000        38,800
***Telewest Communications
     9.25% 4/15/09 .................................        90,000        44,325
                                                                        --------
                                                                         793,343
                                                                        --------
   Chemicals-1.84%
   Avecia 11.00% 7/1/09 ............................        50,000        50,000
   IMC Global 7.40% 11/1/02 ........................       100,000        95,204
   Lyondell Chemical 9.875% 5/1/07 .................        75,000        74,625
   Macdermid 144A 9.125% 7/15/11 ...................        40,000        40,400
                                                                        --------
                                                                         260,229
                                                                        --------
   Computers & Technology-1.26%
   Amkor Technology 9.25% 5/1/06 ...................        95,000        92,151
   Computer Science
     7.375% 6/15/11 ................................        10,000         9,897
     7.50% 8/8/05 ..................................        75,000        76,695
                                                                        --------
                                                                         178,743
                                                                        --------
   Consumer Products-0.37%
   American Greetings
     6.10% 8/1/28 ..................................        35,000        27,747
     11.75% 7/15/08 ................................        25,000        24,375
                                                                        --------
                                                                          52,122
                                                                        --------
   Electronics & Electrical Equipment-1.93%
   Arrow Electronics 8.20% 10/1/03 .................        40,000        40,726
   Avista 144A 9.75% 6/1/08 ........................        25,000        26,718
   BRL Universal Equipment
     8.875% 2/15/08 ................................        50,000        51,250
   Chippac International 12.75% 8/1/09 .............        25,000        24,438
   Flextronics International
     9.875% 7/1/10 .................................        70,000        69,999
   Mirant Americas 144A 8.30% 5/1/11 ...............        60,000        60,540
                                                                        --------
                                                                         273,671
                                                                        --------
   Energy-2.41%
   Chesapeake Energy 8.50% 3/15/12 .................        55,000        53,075
   Grey Wolf 8.875% 7/1/07 .........................        85,000        86,487
   Mission Energy 144A 13.50% 7/15/08 ..............        35,000        34,650
   Parker Drilling 9.75% 11/15/06 ..................        75,000        76,875
   Pride International 10.00% 6/1/09 ...............        30,000        33,150
   Triton Energy 8.875% 10/1/07 ....................        55,000        56,650
                                                                        --------
                                                                         340,887
                                                                        --------
   Environmental Services-0.38%
   Allied Waste North America
     7.875% 1/1/09 .................................        55,000        54,038
                                                                        --------
                                                                          54,038
                                                                        --------

                                                                         Market
                                                         Principal       Value
                                                           Amount*      (U.S. $)
  CORPORATE BONDS (Continued)
  Food, Beverage & Tobacco-1.19%
  Archer Daniels Midland
    7.00% 2/1/31 ................................. USD     20,000       $ 19,402
**Big V Supermarkets 11.00% 2/15/04 ..............        150,000         30,750
  Cott 9.375% 7/1/05 .............................         40,000         40,750
  Di Giorgio 10.00% 6/15/07 ......................         55,000         52,524
  National Wine & Spirits
    10.125% 1/15/09 ..............................         25,000         25,438
                                                                        --------
                                                                         168,864
                                                                        --------
  Healthcare & Pharmaceuticals-2.73%
  Davita 144A 9.25% 4/15/11 ......................         25,000         25,625
  Fresensius Medical Care
    9.00% 12/1/06 ................................         60,000         61,200
  HCA 7.875% 2/1/11 ..............................         45,000         45,462
  Healthsouth 8.50% 2/1/08 .......................         60,000         60,802
  Magellan Health Services 144A
    9.375% 11/15/07 ..............................         40,000         40,850
  Omnicare 8.125% 3/15/11 ........................         20,000         20,300
  Tenet Healthcare 7.625% 6/1/08 .................         80,000         81,700
  Triad Hospitals 144A 8.75% 5/1/09 ..............         50,000         51,125
                                                                        --------
                                                                         387,064
                                                                        --------
  Industrial Machinery-1.10%
  Briggs & Stratton 144A
    8.875% 3/15/11 ...............................         40,000         40,600
  Iron Mountain 8.625% 4/1/13 ....................         50,000         50,625
  Lone Star Technologies 144A
    9.00% 6/1/11 .................................         15,000         14,550
  Seagate Technologies
    12.50% 11/15/07 ..............................         50,000         49,750
                                                                        --------
                                                                         155,525
                                                                        --------
  Leisure, Lodging & Entertainment-3.17%
  Alliance Gaming 10.00% 8/1/07 ..................         75,000         74,624
  Anchor Gaming 9.875% 10/15/08 ..................         65,000         69,388
  Bally Total Fitness Series D
    9.875% 10/15/07 ..............................         25,000         24,938
  Extended Stay America 144A
    9.875% 6/15/11 ...............................         15,000         14,963
  International Game Technology
    8.375% 5/15/09 ...............................         75,000         77,249
  La Quinta Properties 7.40% 9/15/05 .............         25,000         23,375
  MGM Mirage 8.375% 2/1/11 .......................         50,000         50,563
  Park Place Entertainment
    8.875% 9/15/08 ...............................         40,000         41,200
  Station Casinos 9.875% 7/1/10 ..................         70,000         72,888
                                                                        --------
                                                                         449,188
                                                                        --------
  Metals & Mining-0.58%
  P&L Coal 9.625% 5/15/08 ........................         20,000         21,200
  USX 6.85% 3/1/08 ...............................         60,000         60,971
                                                                        --------
                                                                          82,171
                                                                        --------
  Packaging & Containers-0.61%
  Packaging Corporation America
    9.625% 4/1/09 ................................         30,000         31,987
  Sealed Air 144A 8.75% 7/1/08 ...................         25,000         24,378
  Stone Container 144A 9.25% 2/1/08 ..............         30,000         30,638
                                                                        --------
                                                                          87,003
                                                                        --------



                                                              Strategic Income-2

Strategic Income Series
Statement of Net Assets (Continued)

                                                                  Market
                                               Principal          Value
                                                Amount*          (U.S. $)
   CORPORATE BONDS (Continued)
   Paper & Forest Products-1.19%
   Doman Industries 12.00% 7/1/04 .........USD  30,000          $ 30,900
   Potlatch Corp 144A 10.00% 7/15/11 ......     25,000            25,250
   Stora Enso Oyj 7.375% 5/15/11 ..........     10,000            10,150
   Tembec Industries 8.50% 2/1/11 .........    100,000           102,500
                                                                --------
                                                                 168,800
                                                                --------
   Real Estate-1.34%
   Felcor Lodging 9.50% 9/15/08 ...........     60,000            60,600
   Host Marriot 8.375% 2/15/06 ............     55,000            54,038
   Simon Property Group
     7.375% 1/20/06 .......................     75,000            75,729
                                                                --------
                                                                 190,367
                                                                --------
   Retail-1.17%
   J Crew Operating 10.375%
     10/15/07 .............................     40,000            34,200
   Levi Strauss 11.625% 1/15/08 ...........     45,000            40,725
   Lowes Companies 7.50% 12/15/05 .........     50,000            52,629
   Saks 7.25% 12/1/04 .....................     40,000            37,800
                                                                --------
                                                                 165,354
                                                                --------
   Telecommunications-4.40%
   American Tower 144A 9.375% 2/1/09 ......     55,000            51,563
   AT&T Wireless Services 144A 7.875%
     3/1/11 ...............................     15,000            15,054
   Crown Castle International 144A 9.375%
     8/1/11 ...............................     50,000            45,375
   Echostar DBS 9.375% 2/1/09 .............     50,000            49,250
   Fairchild Semiconductor 10.375% 10/1/07      55,000            53,625
   Global Crossing 9.125% 11/15/06 ........     15,000            11,888
   Insight Midwest 144A 10.50% 11/1/10 ....     25,000            26,500
***Level 3 Communications 12.875% 3/15/10 .     35,000             7,525
   McLeodUSA 11.375% 1/1/09 ...............     40,000            25,400
   Metromedia Fiber Network 10.00% 11/15/08     40,000            15,400
***Metronet Communications 10.75% 11/1/07 .     20,000            18,825
   Nextel Communications
     9.375% 11/15/09 ......................     30,000            23,850
     12.00% 11/1/08 .......................     55,000            49,088
   Nextel Communications 144A 9.50% 2/1/11     145,000           114,005
***Nextlink Communications 12.125% 12/1/09      75,000            11,625
***NTL Communications 11.50% 2/1/06 .......     55,000            37,400
   Paxson Comm 144A 10.75% 7/15/08 ........     25,000            25,000
   Telus 7.50% 6/1/07 .....................     15,000            15,329
   Worldcom 8.25% 5/15/31 .................     25,000            24,588
                                                                --------
                                                                 621,290
                                                                --------
   Transportation & Shipping-1.47%
   Teekay Shipping 144A 8.875% 7/15/11 ....    130,000           131,950
                                                                        Market
                                                     Principal          Value
                                                      Amount*          (U.S. $)
CORPORATE BONDS (Continued)
Transportation & Shipping (Continued)
United Air Lines 7.186% 4/1/11 ........... USD         75,000         $   76,440
                                                                      ----------
                                                                         208,390
                                                                      ----------
Utilities-2.73%
AES 8.75% 6/15/08 ........................             75,000             74,063
Azurix 10.75% 2/15/10 ....................             50,000             51,750
Calpine 8.50% 5/1/08 .....................            115,000            112,262
CMS Energy 9.875% 10/15/07 ...............             75,000             78,271
PG&E Energy Holdings 144A 10.375%
  5/16/11 ................................             20,000             19,994
Sesi L.L.C. 144A 8.875% 5/15/11 ..........             50,000             50,375
                                                                      ----------
                                                                         386,715
                                                                      ----------
Miscellaneous-0.68%
Advanstar Communications 12.00% 2/15/11 ..             20,000             20,500
KEY3MEDIA Group 11.25% 6/15/11 ...........             25,000             24,625
Penton Media 144A 10.375% 6/15/11 ........             25,000             24,750
Stewart Enterprises 144A 10.75% 7/1/08 ...             25,000             25,875
                                                                      ----------
                                                                          95,750
                                                                      ----------
Total Corporate Bonds
  (cost $6,272,210) ......................                             6,014,084
                                                                      ----------
FOREIGN BONDS-37.67%
Australia-3.36%
Australian Government Series 909
  7.50% 9/15/09 ..........................   AUD      390,000            218,119
New South Wales Treasury 7.00% 4/1/04 ....             60,000             31,581
Queensland Treasury 6.00% 7/14/09 ........            450,000            225,739
                                                                      ----------
                                                                         475,439
                                                                      ----------
Austria-1.36%
Republic of Austria 7.25% 5/3/07 .........   DEM      400,000            192,996
                                                                      ----------
                                                                         192,996
                                                                      ----------
Brazil-3.26%
Federal Republic of Brazil 11.00% 8/17/40.   USD      620,000            460,970
                                                                      ----------
                                                                         460,970
                                                                      ----------
Canada-1.94%
Canada Government 5.00% 9/1/04 ...........   CAD       14,000              9,128
Government of Canada
  6.625% 10/3/07 .........................   NZD       90,000             35,597
  10.25% 3/15/14 .........................   CAD       30,000             27,125
Ontario Province 6.25% 12/3/08 ...........   NZD      530,000            202,336
                                                                      ----------
                                                                         274,186
                                                                      ----------
Chile-0.36%
Banco Santander 6.50% 11/1/05 ............   USD       50,000             50,612
                                                                      ----------
                                                                          50,612
                                                                      ----------
Germany-1.86%
Deutschland Republic
  4.75% 7/4/28 ...........................   EUR      110,000             81,585
  6.25% 1/4/24 ...........................            200,000            181,430
                                                                      ----------
                                                                         263,015
                                                                      ----------

                                                              Strategic Income-3

Strategic Income Series
Statement of Net Assets (Continued)


                                                                        Market
                                                     Principal          Value
                                                      Amount*          (U.S. $)
FOREIGN BONDS (Continued)
Greece-2.57%
Hellenic Republic
  8.60% 3/26/08 ...........................  EUR      250,000           $251,077
  8.70% 4/8/05 ............................           117,388            112,584
                                                                        --------
                                                                         363,661
                                                                        --------
Italy-1.25%
Buoni Poliennali Del Tes 4.50% 5/1/09 .....  EUR      220,000            177,504
                                                                        --------
                                                                         177,504
                                                                        --------
Mexico-2.05%
Mexican United States
  7.375% 7/6/06 ...........................  EUR      290,000            256,661
  9.875% 1/15/07 ..........................  USD       30,000             32,865
                                                                        --------
                                                                         289,526
                                                                        --------
Netherlands-1.21%
Bank Neder Gemeeten 9.125% 9/27/04 ........  CAD      170,000            123,431
Rabobank Nederland 9.75% 8/5/04 ...........            65,000             47,738
                                                                        --------
                                                                         171,169
                                                                        --------
New Zealand-2.14%
New Zealand Government
  6.00% 11/15/11 .......................... NZD       470,000            179,856
  8.00% 4/15/04 ...........................           100,000             42,073
  8.00% 11/15/06 ..........................           190,000             81,716
                                                                        --------
                                                                         303,645
                                                                        --------
Poland-3.87%
Poland Government
  6.00% 5/24/09 ........................... PLZ       560,000             95,780
  12.00% 10/12/03 .........................         1,900,000            451,399
                                                                        --------
                                                                         547,179
                                                                        --------
South Africa-6.76%
Electric Supply Communication
  11.00% 6/1/08 ........................... ZAR     1,900,000            233,699
Republic of South Africa
  12.50% 1/15/02 ..........................           520,000             65,439
  12.50% 12/21/06 .........................         2,850,000            379,315
  13.00% 8/31/10 ..........................           850,000            118,408
Transnet 16.50% 4/1/10 ....................         1,000,000            160,580
                                                                        --------
                                                                         957,441
                                                                        --------
Supranational-0.25%
International Bank of Reconstruction
  & Development 5.50% 4/15/04 .............  NZD       90,000             35,408
                                                                        --------
                                                                          35,408
                                                                        --------

                                                                        Market
                                                     Principal          Value
                                                      Amount*          (U.S. $)
 FOREIGN BONDS (Continued)
 Sweden-3.87%
 Swedish Government
   5.00% 1/28/09 ...........................  SEK     650,000       $     58,497
   8.00% 8/15/07 ...........................        3,600,000            379,146
   10.25% 5/5/03 ...........................        1,100,000            110,761
                                                                    ------------
                                                                         548,404
                                                                    ------------
 United Kingdom-1.25%
 Halifax 5.625% 7/23/07 ....................  DEM     400,000            176,716
                                                                    ------------
                                                                         176,716
                                                                    ------------
 United States-0.31%
 Toyota Motor Credit 7.50% 11/5/01 .........  ITL 100,000,000             44,155
                                                                    ------------
                                                                          44,155
                                                                    ------------
 Total Foreign Bonds
   (cost $6,283,597) .......................                           5,332,026
                                                                    ------------

 U.S. TREASURY OBLIGATIONS-3.47%
+U.S. Treasury Bond 6.25% 5/15/30 ..........  USD     140,000            148,509
 U.S. Treasury Note
   3.875% 6/30/03 ..........................           30,000             29,775
   4.625% 5/15/06 ..........................           25,000             24,664
   5.00% 2/15/11 ...........................          200,000            194,126
 US Treasury Inflation Index Note
   3.625% 1/15/08 ..........................           92,705             94,820
                                                                    ------------
 Total U.S. Treasury Obligations
   (cost $495,579) .........................                             491,894
                                                                    ------------

                                                    Number of
                                                      Shares
 COMMON STOCK-1.42%
 Real Estate-1.42%
 Equity Office Properties Trust ............            6,358            201,104
                                                                    ------------
 Total Common Stock
   (cost $191,197) .........................                             201,104
                                                                    ------------

 PREFERRED STOCK-0.38%
 Centaur Funding 9.08% .....................              500             53,578
                                                                    ------------
 Total Preferred Stock
   (cost $50,537) ..........................                              53,578
                                                                    ------------

                                                              Strategic Income-4

Strategic Income Series
Statement of Net Assets (Continued)


TOTAL MARKET VALUE OF SECURITIES-98.72% (COST $15,108,178)          $13,975,220

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.28%                   181,490
                                                                    -----------
NET ASSETS APPLICABLE TO 1,838,364 SHARES OUTSTANDING-100.00%       $14,156,710
                                                                    ===========
NET ASSET VALUE-STRATEGIC INCOME SERIES STANDARD CLASS
  ($14,151,744 / 1,837,719 SHARES)                                        $7.70
                                                                          =====
NET ASSET VALUE-STRATEGIC INCOME SERIES SERVICE CLASS
  ($4,966 / 645 SHARES)                                                   $7.70
                                                                          =====
COMPONENTS OF NET ASSETS AT JUNE 30, 2001:
Shares of beneficial interest (unlimited authorization-no par)      $19,462,112
Undistributed net investment income++                                   434,240
Accumulated net realized loss on investments                         (4,603,160)
Net unrealized depreciation of investments and foreign
  currencies                                                         (1,136,482)
                                                                    -----------
Total net assets                                                    $14,156,710
                                                                    ===========
-------------
*Principal amount is stated in the currency in which each bond is denominated.

AUD-Australian Dollar                      NZD-New Zealand Dollar
CAD-Canadian Dollar                        PLZ-Polish Zloty
DEM-German Mark                            SEK-Swedish Krona
EUR-European Monetary Unit                 USD-U. S. Dollar
ITL-Italian Lira                           ZAR-South African Rand

 **Non-income producing security. Security is currently in default.
***Zero coupon bond as of June 30, 2001. The interest rate shown is the step-up rate.
  +Fully or partially pledged as collateral for financial futures contracts. ++Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

GNMA-Government National Mortgage Association

                             See accompanying notes

                                                              Strategic Income-5

Delaware Group Premium Fund-
Strategic Income Series
Statement of Operations
Six Months Ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:
Interest .......................................................      $ 621,978
Dividends ......................................................          2,582
                                                                      ---------
                                                                        624,560
                                                                      ---------
EXPENSES:
Management fees ................................................         48,633
Accounting and administration expenses .........................          3,290
Custodian fees .................................................          2,534
Reports and statements to shareholders .........................          2,394
Professional fees ..............................................            975
Dividend disbursing and transfer agent
   fees and expenses ...........................................            765
Trustees' fees .................................................            488
Taxes (other than taxes on income) .............................            213
Distribution expense - Service Class ...........................              4
Other ..........................................................          1,091
                                                                      ---------
                                                                         60,387
Less expenses paid indirectly ..................................           (549)
                                                                      ---------
Total expenses .................................................         59,838
                                                                      ---------

NET INVESTMENT INCOME ..........................................        564,722
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments .................................................       (685,702)
   Futures contracts ...........................................          6,982
   Foreign currencies ..........................................        (12,958)
                                                                      ---------
Net realized loss ..............................................       (691,678)
Net change in unrealized appreciation / depreciation
   of investments and foreign currencies .......................       (174,210)
                                                                      ---------

NET REALIZED AND UNREALIZED LOSS ON
   INVESTMENTS AND FOREIGN CURRENCIES ..........................       (865,888)
                                                                      ---------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .............................................      ($301,166)
                                                                      =========
                             See accompanying notes

Delaware Group Premium Fund-
Strategic Income Series
Statements of Changes in Net Assets

                                                    Six Months        Year
                                                   Ended 6/30/01      Ended
                                                    (Unaudited)      12/31/00
                                                   -------------     --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income ...........................  $    564,722    $  1,419,512
Net realized loss on investments and
   foreign currencies ...........................      (691,678)
Net change in unrealized appreciation /
   depreciation of investments and
   foreign currencies ...........................      (174,210)        395,998
                                                   ------------    ------------
Net decrease in net assets resulting
   from operations ..............................      (301,166)       (508,116)
                                                   ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...............................    (1,168,395)     (1,661,617)
   Service Class ................................          (381)             --
                                                   ------------    ------------
                                                     (1,168,776)     (1,661,617)
                                                   ------------    ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...............................     1,769,695       2,164,118
   Service Class ................................            --           4,998
Netasset value of shares issued upon reinvestment
   of dividends and distributions:
   Standard Class ...............................     1,168,395       1,661,617
   Service Class ................................           380              --
                                                   ------------    ------------
                                                      2,938,470       3,830,733
                                                   ------------    ------------
Cost of shares repurchased:
   Standard Class ...............................    (2,533,608)     (6,281,029)
   Service Class ................................            --              --
                                                   ------------    ------------
                                                     (2,533,608)     (6,281,029)
                                                   ------------    ------------
Increase (decrease) in net assets derived
   from capital share transactions ..............       404,862      (2,450,296)
                                                   ------------    ------------

NET DECREASE IN NET ASSETS ......................    (1,065,080)     (4,620,029)

NET ASSETS:
Beginning of period .............................    15,221,790      19,841,819
                                                   ------------    ------------
End of period ...................................  $ 14,156,710    $ 15,221,790
                                                   ============    ============

                             See accompanying notes

                                                              Strategic Income-6

Delaware Group Premium Fund-Strategic Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                     Strategic Income Series Standard Class
                                                            Six Months                                         5/1/97(2)
                                                          Ended 6/30/01(1)     Year Ended December 31,            to
                                                            (Unaudited)     2000        1999        1998       12/31/97
                                                          --------------------------------------------------------------
Net asset value, beginning of period ......................    $8.510      $9.660      $10.600     $10.620      $10.000

Income (loss) from investment operations:
Net investment income(3) ..................................     0.305       0.741        0.779       0.832        0.523
Net realized and unrealized gain (loss) on investments
   and foreign currencies .................................    (0.469)     (0.986)      (1.109)     (0.557)       0.097
                                                               ------      ------      -------     -------      -------
Total from investment operations ..........................    (0.164)     (0.245)      (0.330)      0.275        0.620
                                                               ------      ------      -------     -------      -------

Less dividends and distributions:
Dividends from net investment income ......................    (0.646)     (0.905)      (0.610)     (0.270)           -
Distributions from net realized gain on investments .......         -           -            -      (0.025)           -
                                                               ------      ------      -------     -------      -------
Total dividends and distributions .........................    (0.646)     (0.905)      (0.610)     (0.295)           -
                                                               ------      ------      -------     -------      -------

Net asset value, end of period ............................    $7.700      $8.510      $ 9.660     $10.600      $10.620
                                                               ======      ======      =======     =======      =======

Total return(4) ...........................................    (2.03%)     (2.62%)      (3.29%)      2.63%        6.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $14,152     $15,217      $19,842     $20,571       $8,606
Ratio of expenses to average net assets ...................     0.80%       0.80%        0.80%       0.80%        0.80%
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly ..............     0.80%       0.80%        0.80%       0.81%        1.23%
Ratio of net investment income to average net assets ......     7.62%       8.57%        7.88%       7.90%        7.44%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses
     paid indirectly ......................................     7.69%       8.57%        7.88%       7.89%        7.01%
Portfolio turnover ........................................      242%        138%         101%        143%          70%

--------------
(1) Ratios have been annualized and total return has not been annualized. As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was to decrease net investment income per share by $0.006, increase net realized and unrealized gains and losses per share by $0.006 and decrease the ratio of net investment income to average net assets from 7.69% to 7.62%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change on presentation.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return for the year ended December 31, 1998 and the period ended December 31, 1997 reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes

                                                              Strategic Income-7

Delaware Group Premium Fund-Strategic Income Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                         Strategic Income Series Service Class
                                                             Six Months        5/1/00(2)
                                                           Ended 6/30/01(1)       to
                                                             (Unaudited)       12/31/00

Net asset value, beginning of period .......................   $8.510           $8.390

Income (loss) from investment operations:
Net investment income(3) ...................................    0.299            0.470
Net realized and unrealized loss on investments and
     foreign currencies ....................................   (0.471)          (0.350)
                                                               ------           ------
Total from investment operations ...........................   (0.172)           0.120
                                                               ------           ------

Less dividends and distributions:
Dividends from net investment income .......................   (0.638)               -
Distributions from net realized gain on investments ........        -                -
                                                               ------           ------
Total dividends and distributions ..........................   (0.638)               -
                                                               ------           ------

Net asset value, end of period .............................   $7.700           $8.510
                                                               ======           ======
Total return(4) ............................................   (2.14%)           1.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ....................       $5               $5
Ratio of expenses to average net assets ....................    0.95%            0.95%
Ratio of net investment income to average net assets .......    7.46%            8.39%
Portfolio turnover .........................................     242%             138%

-----------
(1) Ratios have been annualized and total return has not been annualized. As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was to decrease net investment income per share by $0.006, increase net realized and unrealized gains and losses per share by $0.006 and decrease the ratio of net investment income to average net assets from 7.54% to 7.46%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change on presentation.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                             See accompanying notes

                                                              Strategic Income-8

Delaware Group Premium Fund-Strategic Income Series
Notes to Financial Statements
June 30, 2001
(Unaudited)

Delaware Group Premium Fund (the "Trust") is organized as a Delaware business trust and offers 19 series: Balanced Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, High Yield Series, International Equity Series, REIT Series, Select Growth Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, Technology and Innovation Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Strategic Income Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek high current income and total return.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities in the Statement of Operations that result from fluctuations in foreign currency exchange rates. The Series does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Distribution of Income and Gains--As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. Prior to January 1, 2001, the Series did not amortize all premiums and discounts on debt securities for financial reporting purposes, but did amortize in accordance with federal income tax regulations. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $53,342 reduction in cost of securities and a corresponding $53,342 increase in net unrealized appreciation (depreciation), based on securities held by the Series on January 1, 2001.

The effect of this change for the period ended June 30, 2001 was to decrease net investment income by $10,728: increase net unrealized appreciation (depreciation) by $9,048, increase net realized gains (losses) by $1,680. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

                                                              Strategic Income-9

Strategic Income Series
Notes to Financial Statements (Continued)

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Withholding taxes on have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Original issue discounts are accreted to interest income over the lives of the respective securities.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $172 for the period ended June 30, 2001. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2001 were approximately $377. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on the average daily net assets in excess of $2.5 billion. DMC has entered into a sub-advisory agreement with Delaware International Advisers Ltd. (DIAL), an affiliate of DMC, related to the foreign securities portion of the Series. For the services provided, DMC pays DIAL one third of the management fee paid to DMC. The Series does not pay any fees directly to DIAL.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through October 31, 2001. No reimbursement was due for the period ended June 30, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC and DIAL, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC and DIAL, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets.

At June 30, 2001, the Series had liabilities payable to affiliates as follows:

                        Dividend disbursing,                Other
     Investment         transfer agent fees,               expenses
     management             accounting                     payable
   fee payable to        and other expenses                to DMC
        DMC                payable to DSC               and affiliates
   --------------       -------------------             --------------
      $7,882                   $707                          $636

Certain officers of DMC, DIAL, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2001, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

Purchases ......................................   $15,059,463
Sales ..........................................   $14,464,913

At June 30, 2001, the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                         Aggregate           Aggregate
     Cost of             unrealized         unrealized      Net unrealized
   investments          appreciation        depreciation     depreciation
   -----------          ------------        ------------    --------------
   $15,108,178            $168,096          ($1,301,054)     ($1,132,958)

For federal income tax purposes, the Series had accumulated capital losses as of June 30, 2001 of $3,516,169, which may be carried forward and applied against future capital gains. Such capital loss carry forward amounts will expire as follows: $7,365 expires in 2006; $1,573,761 expires in 2007 and $1,935,043 expires in 2008.

                                                             Strategic Income-10

Strategic Income Series
Notes to Financial Statements (Continued)

4. Capital Shares
Transactions in capital shares were as follows:

                                                         Six Months      Year
                                                           Ended         Ended
                                                          6/30/01       12/31/00
                                                         ----------     --------
Shares sold:
   Standard Class ......................................  211,993       254,320
   Service Class .......................................        -           596

Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class ......................................  149,602       193,436
   Service Class .......................................       49             -
                                                         --------      --------
                                                          361,644       448,352
                                                         --------      --------
Shares repurchased:
   Standard Class ...................................... (311,096)     (714,722)
   Service Class                                                -             -
                                                         --------      --------
                                                         (311,096)     (714,722)
                                                         --------      --------
Net increase (decrease) ................................   50,548      (266,370)
                                                         ========      ========

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2001, or at any time during the period.

6. Foreign Exchange Contracts
In the event the Series enters into forward foreign currency exchange contracts it will generally do so as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, a Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

No forward foreign currency exchange contracts were outstanding at June 30, 2001.

7. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

                                                             Strategic Income-11

Strategic Income Series
Notes to Financial Statements (Continued)


Financial futures contracts open at June 30, 2001 were as follows:

         Contracts                     Notional      Expiration    Unrealized
       to Buy (Sell)               Cost (Proceeds)       Date      Gain (loss)
       -------------               --------------    ----------    -----------
(1) U.S. Treasury 10 year note         $97,868         9/28/01       ($85)
 1 U.S. Treasury 10 year note           97,687         9/28/01        266

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

8. Swap Agreements
During the period ended June 30, 2001, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Series' Board of Trustees. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

At June 30, 2001, the Series had the following total return swap agreements outstanding:

   Notional                   Expiration
   Amount                        Date                  Description
   -------                    ----------               -----------
   $130,000                   7/31/2001     Agreement with Goldman Sachs Capital
                                            Markets, L.P., to receive (pay) the
                                            notional amount multiplied by the
                                            return on the 1 month
                                            USD/LEHM-CMBAAA Index and to pay the
                                            notional amount multiplied by 1
                                            month LIBOR adjusted by a spread of
                                            minus 0.50%

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparties to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks could also arise from potential losses from adverse market movements and such losses could exceed the related amounts shown above.

9. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest in high-yield fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities are generally more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.


                                                             Strategic Income-12

Delaware Group Premium Fund-Technology and Innovation Series
Statement of Net Assets
June 30, 2001 (Unaudited)

                                                          Number of     Market
                                                           Shares        Value
 COMMON STOCK-95.49%
 Business Software & Services-14.59%
+BEA Systems ..........................................       700 $    21,497
+Manugistics Group ....................................       700      17,570
+NETIQ ................................................       700      21,903
+Peregrine Systems ....................................     1,500      43,500
+Quest Software .......................................       400      15,100
+Siebel Systems .......................................       300      14,070
                                                                      -------
                                                                      133,640
                                                                      -------
 Computer Communications-12.13%
+Brocade Communications Systems .......................       900      39,591
+Cisco Systems ........................................       600      10,920
+Extreme Networks .....................................     1,000      29,500
+Juniper Networks .....................................       400      12,440
+Sonus Networks .......................................       800      18,688
                                                                      -------
                                                                      111,139
                                                                      -------
 Computer Hardware-2.27%
+Dell Computer ........................................       800      20,760
                                                                      -------
                                                                       20,760
                                                                      -------
 Computer Software-18.12%
+i2 Technologies ......................................       700      13,860
+Micromuse ............................................       800      22,392
+Microsoft ............................................       400      29,040
+PeopleSoft ...........................................     1,100      54,153
+VERITAS Software .....................................       700      46,571
                                                                      -------
                                                                      166,016
                                                                      -------
 Diversified Electronic Products-2.61%
+Finisar ..............................................       800      14,944
+JDS Uniphase .........................................       700       8,925
                                                                      -------
                                                                       23,869
                                                                      -------
 Electronic Data Processing Peripherals-1.35%
+Network Appliance ....................................       900      12,330
                                                                      -------
                                                                       12,330
                                                                      -------
 Electronic Production Equipment-4.17%
+KLA-Tencor ...........................................       400      23,388
+Lam Research .........................................       500      14,825
                                                                      -------
                                                                       38,213
                                                                      -------

                                                         Number of     Market
                                                           Shares      Value
 COMMON STOCK-95.49%
 Internet Services-10.29%
+eBay .................................................       500    $ 34,245
+VeriSign .............................................     1,000      60,010
                                                                     --------
                                                                       94,255
                                                                     --------
 Semiconductors-24.12%
+Advanced Micro Devices ...............................       500      14,440
+Altera ...............................................       600      17,400
+Applied Micro Circuits ...............................     1,400      24,080
+Globespan ............................................     1,100      16,060
 Intel ................................................       500      14,625
 Linear Technology ....................................       400      17,688
+Maxim Integrated Products ............................       300      13,263
+Micron Technology ....................................       400      16,440
+Novellus Systems .....................................       200      11,358
+PMC - Sierra .........................................       500      15,535
+RF Micro Devices .....................................       800      21,440
+TranSwitch ...........................................       700       7,525
+Vitesse Semiconductor ................................       700      14,728
+Xilinx                                                       400      16,496
                                                                     --------
                                                                      221,078
                                                                     --------
 Technical/System Software-1.63%
+Autodesk .............................................       400      14,920
                                                                     --------
                                                                       14,920
                                                                     --------
 Telecommunications Equipment-4.21%
+CIENA ................................................       200       7,600
+Oni Systems ..........................................       900      25,110
+QUALCOMM .............................................       100       5,848
                                                                     --------
                                                                       38,558
                                                                     --------
 Total Common Stock
 (cost $995,240) ......................................               874,778
                                                                     --------


                                                     Technology and Innovation-1

Technology and Innovation Series
Statement of Net Assets (Continued)


                                                         Principal        Market
                                                           Amount         Value
REPURCHASE AGREEMENTS- 8.84%
With BNP Paribas 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $22,000 U.S. Treasury Bills due
   12/13/01, market value $21,639) .................      $21,200        $21,200
With Cantor Fitzgerald 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $6,000 U.S. Treasury Bills due
   9/27/01, market value $6,251 and
   $5,000 U.S. Treasury Bills due
   11/8/01, market value $4,820 and
   $8,000 U.S. Treasury Bills due
   11/15/01, market value $8,032) ..................       18,700         18,700

                                                         Principal       Market
                                                          Amount         Value
REPURCHASE AGREEMENTS (Continued)
With J.P. Morgan Chase 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $22,000 U.S. Treasury Bills due
   9/6/01, market value $22,134) ...................      $21,600       $21,600
With UBS Warburg 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $20,000 U.S. Treasury Bills due
   9/27/01, market value $19,948) ..................       19,500        19,500
Total Repurchase Agreements
   (cost $81,000) ..................................                     81,000



TOTAL MARKET VALUE OF SECURITIES-104.33% (cost $1,076,240) .........    955,778

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(4.33%) ............    (39,659)
                                                                     ----------

NET ASSETS APPLICABLE TO 316,961 SHARES OUTSTANDING-100.00% ........ $  916,119
                                                                     ==========

NET ASSET VALUE-TECHNOLOGY AND INNOVATION SERIES STANDARD
  CLASS ($914,674 / 316,461 shares) ................................      $2.89
                                                                          =====

NET ASSET VALUE-TECHNOLOGY AND INNOVATION SERIES SERVICE
  CLASS ($1,445 / 500 shares) ......................................      $2.89
                                                                          =====

COMPONENTS OF NET ASSETS AT JUNE 30, 2001:
Shares of beneficial interest (unlimited authorization-no par) ..... $2,690,135
Undistributed net investment loss ..................................     (1,946)
Accumulated net realized loss on investments                         (1,651,608)
Net unrealized depreciation of investments .........................   (120,462)
Total net assets ................................................... $  916,119
                                                                     ==========

------------
+Non-income producing security for the period ended June 30, 2001.

                             See accompanying notes



                                                     Technology and Innovation-2

Delaware Group Premium Fund-
Technology and Innovation Series
Statement of Operations
Six Months Ended June 30, 2001
(Unaudited)



INVESTMENT INCOME:
Dividends ..........................................       $2,387
Interest ...........................................           26
                                                            -----
                                                            2,413
                                                            -----
Expenses:
Management fees ....................................        3,774
Registration fees ..................................          673
Custodian fees .....................................          528
Trustees' fees .....................................          265
Accounting and administration expenses .............          212
Professional fees ..................................          184
Reports and statements to shareholders .............          158
Dividend disbursing and transfer agent
   fees and expenses ...............................           50
Taxes (other than taxes on income) .................           11
Distribution expense - Service Class ...............            2
Other ..............................................           63
                                                            -----
                                                            5,920
Less expenses absorbed or waived ...................       (1,517)
Less expenses paid indirectly ......................          (44)
                                                            -----
Total expenses .....................................        4,359
                                                            -----

Net Investment Loss ................................       (1,946)
                                                            -----

Net Realized and Unrealized Gain (Loss)
   on Investments:
Net realized loss on investments ...................   (1,233,866)
Net change in unrealized appreciation /
   depreciation of investments .....................      629,751
                                                          -------

Net Realized and Unrealized Loss
   on Investments ..................................     (604,115)
                                                          -------

Net Decrease in Net Assets Resulting
   from Operations .................................    ($606,061)
                                                         ========

                             See accompanying notes

Delaware Group Premium Fund-
Technology and Innovation Series
Statements of Changes in Net Assets

                                                         Six Months    8/31/00*
                                                       Ended 6/30/01      to
                                                       (Unaudited)     12/31/00
                                                       ---------      --------


INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment loss ...............................      ($1,946)         ($238)
Net realized loss on investments ..................   (1,233,866)      (417,504)
Net change in unrealized appreciation /
   depreciation of investments ....................      629,751       (750,213)
                                                      ----------     ----------
Net decrease in net assets
   resulting from operations ......................     (606,061)    (1,167,955)
                                                      ----------     ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class .................................      246,495      2,500,010
                                                      ----------     ----------
   Service Class ..................................            -          5,000
Net asset value of shares issued upon reinvestment
   of distributions:
   Standard Class .................................            -              -
   Service Class ..................................            -              -
                                                      ----------     ----------
                                                         246,495      2,505,010
                                                      ----------     ----------
Cost of shares repurchased:
   Standard Class .................................      (61,370)             -
   Service Class  .................................            -              -
                                                      ----------     ----------
                                                         (61,370)             -
                                                      ----------     ----------
Increase in net assets derived from capital
   share transactions .............................      185,125      2,505,010
                                                      ----------     ----------

NET INCREASE (DECREASE)
   IN NET ASSETS ..................................     (420,936)     1,337,055

NET ASSETS:
Beginning of period ...............................    1,337,055              -
                                                       ---------     ----------
End of period .....................................     $916,119     $1,337,055
                                                       =========     ==========

----------------
*Date of commencement of operations.

                             See accompanying notes



                                                     Technology and Innovation-3

Delaware Group Premium Fund-Technology and Innovation Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:


                                               Technology and Innovation Series Standard Class
                                                             Six Months
                                                               Ended      8/31/002
                                                            6/30/01(1)       to
                                                            (Unaudited)   12/31/00

Net asset value, beginning of period .....................     $5.340     $10.000

Loss from investment operations:
Net investment loss(3) ...................................     (0.007)     (0.001)
Net realized and unrealized loss on investments ..........     (2.443)     (4.659)
Total from investment operations                               (2.450)     (4.660)

Net asset value, end of period ...........................     $2.890      $5.340

Total return(4) ..........................................    (45.78%)    (46.70%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................       $915      $1,334
Ratio of expenses to average net assets(5) ...............      0.85%       0.84%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly ........      1.15%        1.16%
Ratio of net investment loss to average net assets .......     (0.37%)     (0.03%)
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses
  paid indirectly ........................................     (0.67%)     (0.35%)
Portfolio turnover .......................................       265%        127%


(1) Ratios have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects a voluntary waiver and payment of fees by the manager.
(5) Ratio for the period ended December 31, 2000 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 0.88%.

                             See accompanying notes



                                                     Technology and Innovation-4

Delaware Group Premium Fund-Technology and Innovation Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout each period were as follows:


                                                    Technology and Innovation Series Service Class

                                                            Six Months
                                                              Ended               8/31/00(2)
                                                            6/30/01(1)               to
                                                           (Unaudited)            12/31/00
                                                            ---------             --------

Net asset value, beginning of period .....................     $5.340             $10.000

Loss from investment operations:
Net investment loss(3) ...................................     (0.010)             (0.005)
Net realized and unrealized loss on investments ..........     (2.440)             (4.655)
                                                              -------            --------
Total from investment operations .........................     (2.450)             (4.660)
                                                              -------            --------

Net asset value, end of period ...........................    $  2.89            $   5.34
                                                              =======            ========

Total return(4) ..........................................    (45.78%)            (46.70%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ..................         $1                  $3
Ratio of expenses to average net assets(5) ...............      1.00%               0.99%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly ................      1.30%               1.31%
Ratio of net investment loss to average net assets .......     (0.52%)             (0.18%)
Ratio of net investment loss to average net assets prior
  to expense limitation and expenses paid indirectly .....     (0.82%)             (0.50%)
Portfolio turnover .......................................       265%                127%

-----------------
(1)Ratios have been annualized and total return has not been annualized.
(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3)The average shares outstanding method has been applied for per share information.
(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects a voluntary waiver and payment of fees by the manager.
(5)Ratio for the period ended December 31, 2000 including fees paid indirectly in accordance with Securities and Exchange Commission rules was 1.03%.

                             See accompanying notes



                                                     Technology and Innovation-5

Delaware Group Premium Fund-Technology and Innovation Series
Notes to Financial Statements
June  30, 2001
(Unaudited)

Delaware Group Premium Fund (the "Trust") is organized as a Delaware business trust and offers 19 series: Balanced Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, High Yield Series, International Equity Series, REIT Series, Select Growth Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, Technology and Innovation Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Technology and Innovation Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to provide long-term capital growth.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $12 for the period ended June 30, 2001. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2001 were approximately $32. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, do not exceed 0.85% of average daily net assets of the Series through October 31, 2001.




                                                     Technology and Innovation-6

Technology and Innovation Series
Notes to Financial Statements (Continued)


The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets.

At June 30, 2001, the Series had liabilities payable to affiliates as follows:

                                 Dividend disbursing         Other
   Investment                    transfer agent fees,        expenses
   management                    accounting fees             payable
   fee payable to                and other expenses          to DMC
   DMC                           payable to DSC              and affiliates
   --------------                --------------------        --------------
      $6,537                            $625                    $1,250

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2001, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

   Purchases .........................   $1,400,831
   Sales .............................   $1,258,630

At June 30, 2001, the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                           Aggregate               Aggregate
   Cost of                 unrealized              unrealized     Net unrealized
   investments             appreciation            depreciation   depreciation
   -----------             ------------            ------------   ------------
   $1,076,240               $98,963                  ($219,425)     ($120,462)

For federal income tax purposes, the Series had accumulated capital losses as of June 30, 2001 of $233,531 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2008.

4. Capital Shares
Transactions in capital shares were as follows:

                                                         Six Months    Period
                                                           Ended        Ended
                                                          6/30/01      12/31/00*
                                                         ----------    ---------
Shares sold:
   Standard Class ....................................     89,728        250,001
   Service Class .....................................          -            500

Shares issued upon reinvestment distributions:
   Standard Class ....................................          -              -
   Service Class .....................................          -              -
                                                          -------        -------
                                                           89,728        250,501
                                                          -------        -------
Shares repurchased:
   Standard Class ....................................    (23,268)             -
   Service Class .....................................          -              -
                                                          -------        -------
                                                          (23,268)             -
                                                          -------        -------
Net increase .........................................     66,460        250,501
                                                          =======        =======
-------------
*Commenced operations on 8/31/00.



                                                     Technology and Innovation-7

Technology and Innovation Series
Notes to Financial Statements (Continued)

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the Participants), participate in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each funds allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2001, or at any time during the period.

6. Credit and Market Risk
The Series invests a significant portion of its assets in small- and medium-sized companies and may be subject to certain risks associated with ownership of securities of small- and medium-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series concentrates its investments in companies management believes will benefit from technology advances and innovation. As a result, the value of the Series shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Series may be more susceptible to any single economic, political or regulatory occurrence affecting these companies than other mutual funds not concentrating their investments in these industries.




                                                     Technology and Innovation-8

Delaware Group Premium Fund-Trend Series
Statement of Net Assets
June 30, 2001 (Unaudited)

                                                         Number of      Market
                                                          Shares        Value

   COMMON STOCK-91.91%
   Banking, Finance & Insurance-14.83%
   Cullen/Frost Bankers                                   218,200   $  7,386,070
   Dime Bancorp                                           308,345     11,485,851
   Doral Financial                                        213,216      7,313,309
   Everest Re Group                                       216,800     16,216,640
   GATX                                                    89,100      3,572,910
   +Markel                                                 37,100      7,290,150
   PartnerRe                                              275,000     15,235,000
   Radian Group                                           481,400     19,472,631
   Reinsurance Group of America                           126,800      4,805,720
   Webster Financial                                      198,900      6,519,942
                                                                      ----------
                                                                      99,298,223
                                                                      ----------
   Buildings & Materials-1.91%
   D.R. Horton                                            249,229      5,657,498
   KB HOME                                                237,600      7,168,392
                                                                      ----------
                                                                      12,825,890
                                                                      ----------
   Business Services-8.01%
  +BISYS Group                                            209,900     12,384,100
  +Corporate Executive Board                              328,300     13,788,600
  +Dycom Industries                                       193,850      4,444,981
  +eSpeed Class A                                         445,300      9,796,600
   InterPublic Group                                      228,684      6,711,875
  +Resources Connection                                    92,300      2,385,032
 +*Watson Wyatt & Company                                 176,800      4,133,584
                                                                      ----------
                                                                      53,644,772
                                                                      ----------
   Cable, Media & Publishing-4.63%
  +Getty Images                                           433,300     11,378,458
  +Hispanic Broadcasting Class A                          100,400      2,880,476
 +*Mediacom Communications Class A                        531,400      9,384,524
 +*Radio One Class A                                      321,400      7,392,200
                                                                      ----------
                                                                      31,035,658
                                                                      ----------
   Consumer Services-2.52%
  +Bright Horizons Family Solutions                       225,300      7,074,420
  +West                                                   444,500      9,783,445
                                                                      ----------
                                                                      16,857,865
                                                                      ----------
   Food, Beverage & Tobacco-3.31%
  +American Italian Pasta Class A                         211,900      9,832,160
 +*Krispy Kreme Doughnuts                                 308,700     12,348,000
                                                                      ----------
                                                                      22,180,160
                                                                      ----------
   Healthcare & Pharmaceuticals-10.34%
  +CIMA Labs                                              209,500     16,445,750
  +Cubist Pharmaceuticals                                 141,500      5,377,000
  +Cubist Pharmaceuticals Restricted                       54,500      2,071,000
 +*Esperion Therapeutics                                  247,000      2,655,250
 +*Exelixis                                               272,000      5,159,840
 +*Inhale Therapeutic Systems                             287,900      6,621,700
 +*Inspire Pharmaceuticals                                340,900      4,772,600
  +Neurocrine Biosciences                                 320,700     12,824,793
 +*Trimeris                                               266,600     13,348,662
                                                                      ----------
                                                                      69,276,595
                                                                      ----------
   Leisure, Lodging & Entertainment-11.65%
  +California Pizza Kitchen                               102,500      2,383,125
  +CEC Entertainment                                      467,100     23,051,384

                                                          Number of     Market
                                                           Shares        Value

   COMMON STOCK (Continued)
   Leisure, Lodging & Entertainment (Continued)
  +Extended Stay America .............................    563,800  $   8,457,000
  *Four Seasons Hotels ...............................     72,400      4,007,340
   Ruby Tuesday ......................................    388,100      6,636,510
  +Sonic .............................................    489,375     15,527,869
  +The Cheesecake Factory ............................    410,525     11,617,858
  +Westwood One ......................................    172,600      6,360,310
                                                                      ----------
                                                                      78,041,396
                                                                      ----------
   Retail-9.40%
  +American Eagle Outfitters .........................    264,650      9,326,266
  +Cost Plus .........................................    356,425     10,692,750
  +Dollar Tree Stores ................................    444,200     12,366,528
  +Duane Reade .......................................    255,300      8,297,250
  +Linens'n Things ...................................    160,700      4,390,324
  +Too ...............................................    286,700      7,855,580
 +*Tweeter Home Entertainment Group ..................    283,500     10,007,550
                                                                      ----------
                                                                      62,936,248
                                                                      ----------
   Technology/Communications-6.83%
  +Advanced Fibre Communications .....................    502,700     10,556,700
  +Applied Micro Circuits ............................    295,600      5,084,320
 +*Finisar ...........................................    421,700      7,877,356
  +SBA Communications ................................    315,000      7,796,250
 +*Tekelec ...........................................    441,300     11,959,230
  +Western Multiplex .................................    364,800      2,506,176
                                                                      ----------
                                                                      45,780,032
                                                                      ----------
   Technology/Hardware-3.62%
  +CoorsTek ..........................................    112,600      4,222,500
  +Micrel ............................................    358,200     11,820,600
  +Network Appliance .................................    243,200      3,331,840
  +TranSwitch ........................................    453,600      4,876,200
                                                                      ----------
                                                                      24,251,140
                                                                      ----------
   Technology/Software-10.19%
  +Extensity .........................................    150,600      1,521,060
   Henry(Jack) & Associates ..........................    817,900     25,354,900
 +*Manugistics Group .................................    138,700      3,481,370
  +NetIQ .............................................    162,800      5,094,012
 +*Peregrine Systems .................................    469,600     13,618,400
  +Veritas Software ..................................    120,987      8,049,265
 +*Webex Communications ..............................    328,500      8,757,810
  +Webex Communications Restricted ...................    118,300      2,414,924
                                                                     -----------
                                                                      68,291,741
                                                                     -----------
   Telecommunications-0.54%
  +Leap Wireless .....................................    118,600      3,593,580
                                                                     -----------
                                                                       3,593,580
                                                                     -----------
   Textiles, Apparel & Furniture-1.37%
  +Coach .............................................    242,000      9,208,100
                                                                     -----------
                                                                       9,208,100
                                                                     -----------
   Miscellaneous-2.76%
  +Mettler-Toledo International ......................    337,100     14,579,575
   MSC Industrial Direct Class A .....................    223,500      3,888,900
                                                                     -----------
                                                                      18,468,475
                                                                     -----------
Total Common Stock
   (cost $473,989,970) ...............................               615,689,875
                                                                     -----------

                                                                  Trend Series-1

Trend Series
Statement of Net Assets (Continued)


                                                      Principal           Market
                                                      Amount              Value

REPURCHASE AGREEMENTS-7.97%
With BNP Paribas 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $14,490,000 U.S. Treasury
   Bills due 12/13/01, market
   value $14,253,378) .............................   $13,939,000    $13,939,000
With Cantor Fitzgerald 3.96%
   7/2/01 (dated 6/29/01, collateralized
   by $4,154,000 U.S. Treasury Bills
   due 9/27/01, market value $4,117,595
   and $3,217,000 U.S. Treasury Bills
   due 11/8/01, market value $3,175,073
   and $5,361,000 U.S. Treasury
   Bills due 11/15/01, market
   value $5,290,593) ..............................    12,331,000     12,331,000

                                                       Principal         Market
                                                        Amount            Value
REPURCHASE AGREEMENTS (Continued)
With J.P. Morgan Chase 3.96% 7/2/01
   (dated 6/29/01, collateralized
   by $14,669,000 U.S. Treasury
   Bills due 9/6/01, market
   value $14,569,730) .............................   $14,218,000    $14,218,000
With UBS Warburg 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $13,244,000 U.S. Treasury
   Bills due 9/27/01, market
   value $13,128,621) .............................    12,867,000    12,867,000
Total Repurchase Agreements
   (cost $53,355,000) .............................                   53,355,000




TOTAL MARKET VALUE OF SECURITIES-99.88% (cost $527,344,970) .....   669,044,875

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.12% ...........       815,789
                                                                   ------------

NET ASSETS APPLICABLE TO 24,530,089 SHARES OUTSTANDING-100.00% ..  $669,860,664
                                                                   ============

NET ASSET VALUE-TREND SERIES STANDARD CLASS
  ($657,860,355 / 24,089,956 SHARES) ............................        $27.31
                                                                         ======

NET ASSET VALUE-TREND SERIES SERVICE CLASS
  ($12,000,309 / 440,133 SHARES) ................................        $27.27
                                                                         ======

COMPONENTS OF NET ASSETS AT JUNE 30, 2001:
Shares of beneficial interest (unlimited authorization-no par) ..  $668,478,508
Distributions in excess of net investment income ................    (1,167,899)
Accumulated net realized loss on investments ....................  (139,149,850)
Net unrealized appreciation of investments ......................   141,699,905
                                                                   ------------
Total net assets ................................................  $669,860,664
                                                                   ============

--------------
+Non-income producing security for the period ended June 30, 2001.
*Fully or partially on loan. See Note # 6 in "Notes to Financial Statements."

                             See accompanying notes


                                                                  Trend Series-2

Delaware Group Premium Fund-
Trend Series
Statement of Operations
Six Months Ended June 30, 2001
(Unaudited)


INVESTMENT INCOME:
Dividends ......................................... $     665,751
Interest ..........................................       597,696
Security lending income ...........................       300,003
                                                        ---------
                                                        1,563,450
                                                        ---------

EXPENSES:
Management fees ...................................     2,358,766
Accounting and administration expenses ............       194,575
Reports and statements to shareholders ............       153,826
Custodian fees ....................................        37,000
Dividend disbursing and transfer agent
   fees and expenses ..............................        29,022
Registration fees .................................        24,000
Professional fees .................................        15,075
Trustees' fees ....................................        13,100
Distribution expense - Service Class ..............         7,113
Taxes (other than taxes on income) ................         2,000
Other .............................................        54,343
                                                        ---------
                                                        2,888,820
Less expenses absorbed or waived ..................      (150,128)
Less expenses paid indirectly .....................        (7,343)
                                                        ---------
Total expenses ....................................     2,731,349
                                                        ---------

NET INVESTMENT LOSS ...............................    (1,167,899)
                                                        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized loss on investments ..................   (73,898,427)
Net change in unrealized appreciation /
   depreciation of investments ....................     7,254,781
                                                       ----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS .................................   (66,643,646)
                                                       ----------

NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ................................  ($67,811,545)
                                                      ===========


                             See accompanying notes

Delaware Group Premium Fund-
Trend Series
Statements of Changes in Net Assets

                                                      Six Months        Year
                                                     Ended 6/30/01      Ended
                                                      (Unaudited)     12/31/00
                                                     ------------     ---------


INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment loss ..............................    ($1,167,899)  ($1,162,569)
Net realized loss on investments .................    (73,898,427)  (64,320,072)
Net change in unrealized appreciation /
   depreciation of investments ...................      7,254,781   (32,278,468)
                                                       ----------    ----------
Net decrease in net assets resulting
   from operations ...............................    (67,811,545)  (97,761,109)
                                                       ----------    ----------

DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net realized gain on investments:
Standard Class ...................................              -   (42,073,039)
Service Class ....................................              -             -
                                                       ----------    ----------
                                                                -   (42,073,039)
                                                       ----------    ----------


CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ................................     88,804,639   604,951,861
   Service Class .................................      4,665,814     9,983,822
Net asset value of shares issued upon reinvestment
   of distributions:
   Standard Class ................................              -    42,073,039
                                                     ------------  ------------

   Service Class .................................              -             -
                                                     ------------  ------------
                                                       93,470,453   657,008,722
                                                     ------------  ------------
Cost of shares repurchased:
   Standard Class ................................   (123,978,547) (251,885,140)
   Service Class .................................       (502,095)     (264,327)
                                                     ------------  ------------
                                                     (124,480,642) (252,149,467)
                                                     ------------  ------------
Increase (decrease) in net assets derived
   from capital share transactions ...............    (31,010,189)  404,859,255
                                                     ------------  ------------

NET INCREASE (DECREASE) IN
   NET ASSETS ....................................    (98,821,734)  265,025,107

NET ASSETS:
Beginning of period ..............................    768,682,398   503,657,291
                                                     ------------  ------------
End of period ....................................   $669,860,664  $768,682,398
                                                     ============  ============

                             See accompanying notes




                                                                  Trend Series-3

Delaware Group Premium Fund-Trend Series
Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                                    Trend Series Standard Class
                                                           Six Months
                                                         Ended 6/30/01(1)                   Year Ended December 31,
                                                           (Unaudited)      2000        1999         1998        1997         1996
                                                         ---------------------------------------------------------------------------

Net asset value, beginning of period ......................   $29.800     $33.660      $19.760     $17.380      $14.560     $14.020

Income (loss) from investment operations:
Net investment income (loss)(2) ...........................    (0.047)     (0.051)      (0.043)      0.006        0.019       0.050
Net realized and unrealized gain (loss) on investments ....    (2.443)     (1.676)      13.945       2.736        3.031       1.380
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations ..........................    (2.490)     (1.727)      13.902       2.742        3.050       1.430
                                                              -------     -------      -------     -------      -------     -------

Less dividends and distributions:
Dividends from net investment income ......................         -           -       (0.002)     (0.020)      (0.050)     (0.090)
Distributions from net realized gain on investments .......         -      (2.133)           -      (0.342)      (0.180)     (0.800)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions .........................         -      (2.133)      (0.002)     (0.362)      (0.230)     (0.890)
                                                              -------     -------      -------     -------      -------     -------

Net asset value, end of period ............................   $27.310     $29.800      $33.660     $19.760      $17.380     $14.560
                                                              =======     =======      =======     =======      =======     =======

Total return(3) ...........................................    (8.36%)     (6.88%)      70.45%      16.04%       21.37%      11.00%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................  $657,860    $760,320     $503,657    $168,251     $118,276     $56,423
Ratio of expenses to average net assets ...................     0.85%       0.83%        0.82%       0.81%        0.80%       0.80%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly ........     0.90%       0.84%        0.82%       0.85%        0.88%       0.92%
Ratio of net investment income (loss) to
   average net assets .....................................    (0.36%)     (0.14%)      (0.18%)      0.03%        0.16%       0.56%
Ratio of net investment income (loss) to average net
   assets prior to expense limitation and expenses
   paid indirectly ........................................    (0.41%)     (0.15%)      (0.18%)     (0.01%)       0.08%       0.44%
Portfolio turnover ........................................       53%         61%          82%        121%         125%        112%

---------------
(1) Ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information for the period ended June 30, 2001 and the years ended December 31, 1999 and 2000.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes



                                                                  Trend Series-4

Delaware Group Premium Fund-Trend Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout each period were as follows:



                                                            Trend Series Service Class
                                                            Six Months         5/1/00(2)
                                                          Ended 6/30/01(1)         to
                                                           (Unaudited)         12/31/00
                                                           -----------         --------

Net asset value, beginning of period ......................   $29.770           $35.260

Loss from investment operations:
Net investment loss(3) ....................................    (0.066)           (0.074)
Net realized and unrealized loss on investments ...........    (2.434)           (5.416)
                                                                -----             -----
Total from investment operations ..........................    (2.500)           (5.490)
                                                                -----             -----

Less dividends and distributions:
Dividends from net investment income ......................         -                 -
Distributions from net realized gain on investments .......         -                 -
                                                               ------            ------
Total dividends and distributions .........................         -                 -
                                                               ------            ------

Net asset value, end of period ............................    $27.27            $29.77
                                                               ======            ======

Total return(4) ...........................................    (8.43%)          (15.57%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $12,000            $8,363
Ratio of expenses to average net assets ...................     1.00%             1.00%
Ratio of expenses to average net assets prior
  to expense limitation and expenses paid indirectly ......     1.05%             1.01%
Ratio of net investment loss to average net assets ........    (0.51%)           (0.31%)
Ratio of net investment loss to average net assets prior
   to expense limitation and
   expenses paid indirectly ...............................    (0.56%)           (0.32%)
Portfolio turnover ........................................       53%               61%





(1)Ratios have been annualized and total return has not been annualized.
(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3)The average shares outstanding method has been applied for per share information.
(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes



                                                                  Trend Series-5

Delaware Group Premium Fund-Trend Series
Notes to Financial Statements
June 30, 2001 (Unaudited)

Delaware Group Premium Fund (the "Trust") is organized as a Delaware business trust and offers 19 series: Balanced Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, High Yield Series, International Equity Series, REIT Series, Select Growth Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, Technology and Innovation Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to Trend Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The objective of the Series is to seek to provide long-term capital appreciation by investing in securities of emerging and other growth-oriented companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $7,343 for the period ended June 30, 2001. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended June 30, 2001. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.85% of average daily net assets of the Series through October 31, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.



                                                                  Trend Series-6

Trend Series
Notes to Financial Statements (Continued)


Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets.

At June 30, 2001, the Series had liabilities payable to affiliates as follows:




                                 Dividend disbursing,               Other
   Investment                    transfer agent fees,               expenses
   management                         accounting                    payable
   fee payable to                and other expenses                  to DMC
        DMC                        payable to DSC                 and affiliates
   --------------                --------------------             --------------
      $370,159                      $29,880                          $16,928

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2001, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

   Purchases .............................    $166,958,481
   Sales .................................    $214,390,100

At June 30, 2001, the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                            Aggregate         Aggregate
     Cost of                unrealized        unrealized         Net unrealized
   investments             appreciation      depreciation        appreciation
   -----------             ------------      ------------        ---------------
   $527,344,970            $185,994,107      ($44,294,202)       $141,699,905

For federal income tax purposes, the Series had accumulated capital losses as of June 30, 2001 of $8,971,847 which may be carried forward and applied against future capital gains. Such capital loss carry forwards expire in 2008.

4. Capital Shares
Transactions in capital shares were as follows:

                                                     Six Months          Year
                                                        Ended           Ended
                                                      6/30/01          12/31/00
                                                     ----------        --------
Shares sold:
   Standard Class ..................................   3,323,116     16,498,118
   Service Class ...................................     179,431        289,194

Shares issued upon reinvestment of distributions:
   Standard Class ..................................           -      1,020,942
   Service Class ...................................           -              -
                                                       ---------     ----------
                                                       3,502,547     17,808,254
                                                       ---------     ----------
Shares repurchased:
   Standard Class ..................................  (4,751,192)    (6,965,627)
   Service Class ...................................     (20,203)        (8,289)
                                                       ---------     ----------
                                                      (4,771,395)    (6,973,916)
                                                       ---------     ----------
Net increase (decrease) ............................  (1,268,848)    10,834,338
                                                       =========     ==========




                                                                  Trend Series-7

Trend Series
Notes to Financial Statements (Continued)


5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2001, or at any time during the period.

6. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Security loans made pursuant to the Lending Agreement are required at all times to be secured by U.S. Treasury obligations and/or cash collateral at least equal to 100% of the market value of the securities issued in the United States. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The market value of the securities on loan and the related collateral received at June 30, 2001 were as follows:

               Market value of                              Market value of
             securities on loan                                collateral
             ------------------                             ---------------
                $70,124,183                                   $70,560,600

7. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.


                                                                  Trend Series-8

Delaware Group Premium Fund-U.S. Growth Series
Statement of Net Assets
June 30, 2001 (Unaudited)

                                                        Number of       Market
                                                         Shares          Value
   Common Stock-92.97%
   Banking & Finance-5.32%
   Citigroup ........................................       7,133    $   376,908
   Goldman Sachs Group ..............................       4,500        386,100
   Merrill Lynch & Company ..........................       5,200        308,100
                                                                       ---------
                                                                       1,071,108
                                                                       ---------
   Basic Industry/Capital Goods-8.61%
   Boeing ...........................................       3,800        211,280
   Emerson Electric .................................      15,000        907,500
   General Dynamics .................................       7,900        614,699
                                                                       ---------
                                                                       1,733,479
                                                                       ---------
   Business Services-1.47%
   First Data .......................................       4,600        295,550
                                                                       ---------
                                                                         295,550
                                                                       ---------
   Cable & Media-10.66%
  +AOL Time Warner ..................................       8,350        442,550
  +Clear Channel Communications .....................       6,600        413,820
   Comcast-Special Class A ..........................       4,100        177,940
  +Viacom Class B ...................................      13,050        675,338
  +Yahoo ............................................      21,800        435,782
                                                                       ---------
                                                                       2,145,430
                                                                       ---------
   Energy-10.90%
  +BJ Services ......................................      12,600        357,588
  +Calpine ..........................................       5,000        189,000
   Enron ............................................       4,800        235,200
   Petroleo Brasiliero ADR ..........................      24,700        642,200
   Schlumberger Limited .............................       3,700        194,805
   Transocean Sedco Forex ...........................      13,945        575,231
                                                                       ---------
                                                                       2,194,024
                                                                       ---------
   Food, Beverage & Tobacco-2.72%
   Anheuser-Busch ...................................      13,300        547,960
                                                                       ---------
                                                                         547,960
                                                                       ---------
   Healthcare & Pharmaceuticals-22.50%
   Abbott Labs ......................................      12,200        585,722
  +Amgen ............................................       3,900        236,652
   Baxter International .............................      20,600      1,009,399
  +Elan ADR .........................................       2,000        122,000
  +Genentech ........................................       9,000        495,900
   Johnson & Johnson ................................      12,600        630,000
   Eli Lilly ........................................       9,200        680,800
   Medtronic ........................................       3,700        170,237
  +Protein Design Labs ..............................       1,200        104,112
   Schering-Plough ..................................      13,600        492,864
                                                                       ---------
                                                                       4,527,686
                                                                       ---------
   Insurance-1.86%
   Allstate .........................................       4,200        184,758
   XL Capital Limited Class A .......................       2,300        188,830
                                                                       ---------
                                                                         373,588
                                                                       ---------

                                                          Number of     Market
                                                            Shares      Value
   COMMON STOCK (Continued)
   Retail-5.87%
  +Best Buy .........................................       3,200  $     203,264
   Gap ..............................................       7,700        223,300
   Home Depot .......................................       9,200        428,260
   Wal-Mart Stores ..................................       6,700        326,960
                                                                      ----------
                                                                       1,181,784
                                                                      ----------
   Technology/Communications-2.57%
  +Cisco Systems ....................................      14,400        262,080
  +Juniper Networks .................................       8,200        255,020
                                                                      ----------
                                                                         517,100
                                                                      ----------
   Technology/Hardware-8.79%
   +Applied Materials ...............................       2,900        142,390
   +Celestica .......................................      10,900        561,350
   +EMC .............................................       8,500        246,925
   Intel ............................................      16,100        470,925
   +Network Appliance ...............................       5,200         71,240
   +Sun Microsystems ................................      17,600        276,672
                                                                      ----------
                                                                       1,769,502
                                                                      ----------
   Technology/Software-5.93%
  +Oracle ...........................................      16,500        313,500
  +PeopleSoft .......................................       6,800        334,764
  +Siebel Systems ...................................       4,100        192,290
  +VERITAS Software .................................       5,300        352,609
                                                                      ----------
                                                                       1,193,163
                                                                      ----------
   Transportation & Shipping-2.01%
   United Parcel Service - Class B ..................       7,000        404,600
                                                                      ----------
                                                                         404,600
                                                                      ----------
   Utilities-2.38%
   Dynegy ...........................................      10,300        478,950
                                                                      ----------
                                                                         478,950
                                                                      ----------
   Utilities/Telecommunications-1.38%
  +Sprint ...........................................      11,500        277,725
                                                                      ----------
                                                                         277,725
                                                                      ----------
   Total Common Stock
   (cost $20,444,029) ...............................                 18,711,649
                                                                      ----------



                                                                   U.S. Growth-1

U.S. Growth Series
Statement of Net Assets (Continued)


                                                        Principal        Market
                                                         Amount           Value

REPURCHASE AGREEMENTS-9.13%
With BNP Paribas 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $499,000 U.S. Treasury Bills due
   12/13/01, market value $491,028) .................    $480,200       $480,200
With Cantor Fitzgerald 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $143,000 U.S. Treasury Bills due
   9/27/01, market value $141,829
   and $111,000 U.S. Treasury Bills due
   11/8/01, market value $109,384 and
   $185,000 U.S. Treasury Bills due
   11/15/01, market value $182,237) .................     424,750        424,750

   Principal                                               Market
   Amount                                                   Value

REPURCHASE AGREEMENTS (Continued)
With J.P. Morgan Chase 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $505,000 U.S. Treasury Bills due
   9/6/01, market value $501,903) ...................    $489,800    $  489,800
With UBS Warburg 3.96% 7/2/01
   (dated 6/29/01, collateralized by
   $456,000 U.S. Treasury Bills due
   9/27/01, market value $452,268) ..................     443,250       443,250
                                                                     ----------
Total Repurchase Agreements
   (cost $1,838,000) ................................                 1,838,000
                                                                     ----------



Total Market Value of Securities-102.10% (cost $22,282,029) .....    20,549,649

Liabilities Net of Receivables and Other Assets-(2.10%) .........      (422,114)
                                                                    -----------

Net Assets Applicable to 2,405,705 Shares Outstanding-100.00% ...   $20,127,535
                                                                    ===========

Net Asset Value-U.S. GROWTH SERIES STANDARD CLASS
  ($20,123,679 / 2,405,244 shares) ..............................         $8.37
                                                                          =====

Net Asset Value-U.S. GROWTH SERIES SERVICE CLASS
  ($3,856 / 461 shares) .........................................         $8.36
                                                                          =====

COMPONENTS OF NET ASSETS AT JUNE 30, 2001:
Shares of beneficial interest (unlimited
  authorization-no par) .........................................   $25,766,863
Undistributed net investment income .............................        30,878
Accumulated net realized loss on investments ....................    (3,937,826)
Net unrealized depreciation of investments ......................    (1,732,380)
                                                                    -----------
Total net assets ................................................   $20,127,535
                                                                    ===========

--------------
+Non-income producing security for the period ended June 30, 2001.
 ADR-American Depositary Receipts

                             See accompanying notes



                                                                   U.S. Growth-2

Delaware Group Premium Fund-
U.S. Growth Series
Statement of Operations
Six Months Ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:
Dividends .........................................    $   85,638
Interest ..........................................        32,240
                                                       ----------
                                                          117,878
                                                       ----------
EXPENSES:
Management fees ...................................        74,210
Accounting and administration expenses ............         4,986
Reports and statements to shareholders ............         2,243
Custodian fees ....................................         1,989
Registration fees .................................         1,450
Professional fees .................................         1,365
Dividend disbursing and transfer agent
   fees and expenses ..............................         1,138
Trustees' fees ....................................           460
Taxes (other than taxes on income) ................            20
Distribution expense - Service Class ..............             3
Other .............................................         1,739
                                                       ----------
                                                           89,603
Less expenses absorbed or waived ..................        (3,805)
Less expenses paid indirectly .....................          (289)
                                                       ----------
Total expenses ....................................        85,509
                                                       ----------
NET INVESTMENT INCOME .............................        32,369
                                                       ----------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
Net realized loss on investments ..................    (2,818,550)
Net change in unrealized appreciation /
   depreciation of investments ....................    (1,727,227)
                                                        ---------

NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS .................................    (4,545,777)
                                                        ---------

NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ......................   ($4,513,408)
                                                       ==========


                             See accompanying notes

Delaware Group Premium Fund-
U.S. Growth Series
Statements of Changes in Net Assets

                                                     Six Months         Year
                                                    Ended 6/30/01       Ended
                                                     (Unaudited)      12/31/00
                                                    ------------      ---------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income .............................  $    32,369    $   148,957
Net realized loss on investments ..................   (2,818,550)    (1,119,276)
Net change in unrealized appreciation /
    depreciation of investments ...................   (1,727,227)      (365,224)
                                                     -----------    -----------
Net decrease in net assets
   resulting from operations ......................   (4,513,408)    (1,335,543)
                                                     -----------    -----------

Dividends and Distributions to Shareholders from:
Net investment income:
   Standard Class .................................     (148,298)       (23,590)
   Service Class ..................................          (22)             -
                                                     -----------    -----------

                                                        (148,320)       (23,590)
                                                     -----------    -----------

Capital Share Transactions:
Proceeds from shares sold:
   Standard Class .................................    1,143,321     26,433,660
   Service Class ..................................            -          5,000
Netasset value of shares issued upon reinvestment
   of dividends and distributions:
   Standard Class .................................      148,298         23,590
   Service Class ..................................           22              -
                                                     -----------    -----------
                                                       1,291,641     26,462,250
                                                     -----------    -----------
Cost of shares repurchased:
   Standard Class .................................   (3,738,011)    (6,611,064)
   Service Class ..................................            -              -
                                                     -----------    -----------
                                                      (3,738,011)    (6,611,064)
                                                     -----------    -----------
Increase (decrease) in net assets derived
   from capital share transactions ................   (2,446,370)    19,851,186
                                                     -----------    -----------

Net Increase (Decrease) In Net Assets .............   (7,108,098)    18,492,053

Net Assets:
Beginning of period ...............................   27,235,633      8,743,580
                                                     -----------    -----------
End of period .....................................  $20,127,535    $27,235,633
                                                     ===========    ===========


                             See accompanying notes



                                                                   U.S. Growth-3

Delaware Group Premium Fund-U.S. Growth Series
Financial Highlights




Selected data for each share of the Series outstanding throughout each period were as follows:


                                                              U.S. Growth Series Standard Class
                                                              Six Months
                                                               Ended       Year       11/15/99(2)
                                                             6/30/01(1)    Ended          to
                                                            (Unaudited)   12/31/00     12/31/99
                                                             ---------    --------     --------

Net asset value, beginning of period ......................   $10.140     $10.590      $10.000

Income (loss) from investment operations:
Net investment income(3) ..................................     0.013       0.076        0.026
Net realized and unrealized gain (loss) on investments ....    (1.724)     (0.515)       0.564
                                                             --------     -------      -------

Total from investment operations ..........................    (1.711)     (0.439)       0.590
                                                             --------     -------      -------
Less dividends and distributions:
Dividends from net investment income ......................    (0.059)     (0.011)           -
                                                             --------     -------      -------
Distributions from net realized gain on investments                 -           -            -
Total dividends and distributions .........................    (0.059)     (0.011)           -
                                                             --------     -------      -------

Net asset value, end of period ............................  $  8.370     $10.140      $10.590
                                                             ========     =======      =======

Total return(4) ...........................................   (16.82%)     (4.16%)       5.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................   $20,124     $27,231       $8,744
Ratio of expenses to average net assets ...................     0.75%       0.74%        0.75%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly ..........     0.79%       0.74%        0.79%
Ratio of net investment income to average net assets ......     0.29%       0.57%        3.33%
Ratio of net investment income to average net assets
   prior to expense limitation and
   expenses paid indirectly ...............................     0.25%       0.57%        3.29%
Portfolio turnover ........................................       88%         91%           0%

-------------
(1)Ratios have been annualized and total return has not been annualized.
(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3)The average shares outstanding method has been applied for per share information for the period ended June 30, 2001 and the year ended December 31, 2000.
(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return for the periods ended June 30, 2001 and December 31, 1999 reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes



                                                                   U.S. Growth-4

Delaware Group Premium Fund-U.S. Growth Series
Financial Highlights (Continued)

Selected data for each share of the Series outstanding throughout each period were as follows:



                                                              U.S. Growth Series Service Class
                                                               Six Months
                                                                Ended               5/1/00(2)
                                                               6/30/01(1)              to
                                                              (Unaudited)           12/31/00
                                                               ---------            --------

Net asset value, beginning of period ......................   $10.130                $10.910

Income (loss) from investment operations:
Net investment income(3) ..................................     0.006                  0.004
Net realized and unrealized loss on investments ...........    (1.728)                (0.784)
                                                               ------                -------
Total from investment operations ..........................    (1.722)                (0.780)
                                                               ------                -------

Less dividends and distributions:
Dividends from net investment income ......................    (0.048)                     -
Distributions from net realized gain on investments .......         -                      -
                                                               ------                -------
Total dividends and distributions .........................    (0.048)                     -
                                                               ------                -------
Net asset value, end of period ............................    $8.360                $10.130
                                                               ======                =======

Total return(4) ...........................................   (16.96%)                (7.15%)

Ratios and supplemental data:
Net assets, end of period (000 omitted) ...................        $4                     $5
Ratio of expenses to average net assets ...................     0.90%                  0.89%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly .................     0.94%                  0.89%
Ratio of net investment income to average net assets ......     0.14%                  0.05%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses
   paid indirectly ........................................     0.10%                  0.05%
Portfolio turnover ........................................       88%                    91%

------------------
(1)Ratios have been annualized and total return has not been annualized.
(2)Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(3)The average shares outstanding method has been applied for per share information.
(4)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total investment return for the period ended June 30, 2001 reflects a voluntary waiver and payment of fees by the manager.

                             See accompanying notes



                                                                   U.S. Growth-5

Delaware Group Premium Fund-U.S. Growth Series
Notes to Financial Statements
June 30, 2001
(Unaudited)

Delaware Group Premium Fund (the "Trust") is organized as a Delaware business trust and offers 19 series: Balanced Series, Capital Reserves Series, Cash Reserve Series, Convertible Securities Series, Devon Series, Emerging Markets Series, Global Bond Series, Growth and Income Series, Growth Opportunities Series, High Yield Series, International Equity Series, REIT Series, Select Growth Series, Small Cap Value Series, Social Awareness Series, Strategic Income Series, Technology and Innovation Series, Trend Series and U.S. Growth Series. These financial statements and the related notes pertain to U.S Growth Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to maximize capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Series.

Security Valuation--All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Certain expenses of the Series are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $261 for the period ended June 30, 2001. In addition, the Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2001 were approximately $28. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.75% of average daily net assets of the Series through October 31, 2001.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Series pays DSC a monthly fee based on average net assets, subject to certain minimums.



                                                                   U.S. Growth-6

U.S. Growth Series
Notes to Financial Statements (Continued)


Pursuant to a distribution agreement, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Service Class shares. The Board of Trustees has set the fee at an annual rate of 0.15% of the Service Class shares' average daily net assets.

At June 30, 2001, the Series had liabilities payable to affiliates as follows:

                                 Dividend disbursing,                Other
        Investment                 transfer agent fees,             expenses
        management                   accounting                      payable
      fee payable to             and other expenses                  to DMC
           DMC                      payable to DSC                and affiliates
      --------------             --------------------             --------------
         $9,353                         $1,004                       $1,170

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Series. These officers and trustees are paid no compensation by the Series.

3. Investments
For the period ended June 30, 2001, the Series made purchases and sales of investment securities other than U.S. government securities and short-term investments as follows:

   Purchases .......................   $9,454,769
   Sales ...........................   $9,451,598

At June 30, 2001, the cost of investments for federal income tax purposes approximates cost for book purposes. At June 30, 2001, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

                                Aggregate          Aggregate
             Cost of            unrealized         unrealized     Net unrealized
          investments          appreciation      depreciation     depreciation
          -----------          ------------      ------------     --------------
          $22,282,029          $1,372,850       ($3,105,230)     ($1,732,380)

For federal income tax purposes, the Series had accumulated capital losses as of June 30, 2001 of $1,077,920 which may be carried forward and applied against future capital gains. Such capital loss carry forwards expire in 2008.

4. Capital Shares
Transactions in capital shares were as follows:

                                                        Six Months       Year
                                                          ended          ended
                                                          6/30/01      12/31/00
                                                        ----------     --------

Shares sold:
   Standard Class ...................................    123,877      2,408,892
   Service Class ....................................          -            458

Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class ...................................     19,284          2,049
   Service Class ....................................          3              -
                                                        --------      ---------
                                                         143,164      2,411,399
                                                        --------      ---------
Shares repurchased:
   Standard Class ...................................   (424,078)      (550,135)
   Service Class ....................................          -              -
                                                        --------      ---------
                                                        (424,078)      (550,135)
                                                        --------      ---------
Net increase (decrease) .............................   (280,914)     1,861,264
                                                         =======      =========

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $375,400,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2001, or at any time during the period.

                                                                   U.S. Growth-7